UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-06175

Eclipse Funds Inc.

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York                     10010

(Address of principal executive office)                         (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant’s telephone number, including area code:            973-394-4437

Date of fiscal year end:                 October 31

Date of reporting period:               January 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2010 is filed herewith.

MainStay 130/30 Core Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Shares		Value
	Common Stocks 128.3%†
	Aerospace & Defense 1.9%
	Honeywell International, Inc. (a)	31,436		$1,214,687
	ITT Corp. (a)	2,250		108,698
	L-3 Communications Holdings, Inc. (a)	5,321		443,452
	Lockheed Martin Corp. (a)	23,860		1,778,047
	Northrop Grumman Corp. (a)	20,632		1,167,771
	United Technologies Corp. (a)	835		56,346
				4,769,001
	Air Freight & Logistics 0.5%
	FedEx Corp. (a)	5,919		463,754
	United Parcel Service, Inc. Class B (a)	8,979		518,717
	UTI Worldwide, Inc.	23,411		321,433
				1,303,904
	Airlines 0.3%
	Copa Holdings S.A. Class A (a)	12,030		625,319

	Auto Components 0.7%
	TRW Automotive Holdings Corp. (a)(b)	36,812		847,781
	WABCO Holdings, Inc. (a)	36,431		941,741
				1,789,522
	Automobiles 0.2%
	Ford Motor Co. (b)	43,194		468,223

	Beverages 1.2%
	Coca-Cola Co. (The) (a)	30,979		1,680,610
	Coca-Cola Enterprises, Inc. (a)	19,062		384,862
	Pepsi Bottling Group, Inc. (The)	25		930
	PepsiCo, Inc. (a)	15,458		921,606
				2,988,008
	Biotechnology 1.4%
	Amgen, Inc. (a)(b)	45,592		2,666,220
	Biogen Idec, Inc. (a)(b)	4,044		217,325
	Genzyme Corp. (b)	11,244		610,099
				3,493,644
	Building Products 0.2%
	Lennox International, Inc.	12,607		481,840

	Capital Markets 3.7%
	Bank of New York Mellon Corp. (The) (a)	18,534		539,154
	BlackRock, Inc. (a)	4,447		950,858
	Charles Schwab Corp. (The) (a)	73,540		1,345,047
	Goldman Sachs Group, Inc. (The) (a)	4,184		622,244
	Investment Technology Group, Inc. (a)(b)	42,891		879,266
	Northern Trust Corp. (a)	29,842		1,507,618
	Raymond James Financial, Inc. (a)	53,614		1,356,970
	State Street Corp. (a)	40,113		1,720,045
	TD Ameritrade Holding Corp. (a)(b)	13,982		248,320
				9,169,522
	Chemicals 4.2%
	Ashland, Inc. (a)	34,093		1,377,698
	Cabot Corp. (a)	42,072		1,084,616
	CF Industries Holdings, Inc.	14,477		1,344,334
	Cytec Industries, Inc. (a)	25,026		933,720
	Dow Chemical Co. (The) (a)	9,039		244,867
	Eastman Chemical Co. (a)	23,034		1,302,112
	Huntsman Corp. (a)	103,585		1,262,701
	Lubrizol Corp. (The) (a)	16,027		1,181,030
	Nalco Holding Co. (a)	46,154		1,088,311
	RPM International, Inc.	8,225		153,808
	Terra Industries, Inc. (a)	14,103		445,655
				10,418,852
	Commercial Banks 4.1%
	BB&T Corp. (a)	52,588		1,465,628
	BOK Financial Corp. (a)	11,117		527,057
	CapitalSource, Inc. (a)	196,990		943,582
	First Citizens BancShares, Inc. Class A (a)	18		3,019
	M&T Bank Corp.	2,312		170,510
	PNC Financial Services Group, Inc. (a)	21,675		1,201,445
	U.S. Bancorp (a)	96,777		2,427,167
	Wells Fargo & Co. (a)	122,780		3,490,635
				10,229,043
	Commercial Services & Supplies 0.6%
	Brink's Co. (The) (a)	4,507		105,373
	Cintas Corp.	8,381		210,447
	R.R. Donnelley & Sons Co. (a)	63,168		1,251,990
				1,567,810
	Communications Equipment 2.7%
	Cisco Systems, Inc. (a)(b)	111,520		2,505,854
	CommScope, Inc. (b)	5,402		146,989
	EchoStar Corp. (a)(b)	31,817		610,886
	Harris Corp.	4,705		201,939
	QUALCOMM, Inc. (a)	65,998		2,586,462
	Tellabs, Inc. (b)	81,961		527,009
				6,579,139
	Computers & Peripherals 7.4%
¤	Apple, Inc. (a)(b)	23,505		4,515,781
	Dell, Inc. (a)(b)	113,358		1,462,318
	EMC Corp. (a)(b)	118,992		1,983,597
	Hewlett-Packard Co. (a)	80,003		3,765,741
¤	International Business Machines Corp. (a)	40,294		4,931,583
	Seagate Technology	21,126		353,438
	Western Digital Corp. (a)(b)	36,763		1,396,626
				18,409,084
	Construction & Engineering 0.6%
	Jacobs Engineering Group, Inc. (b)	2,264		85,557
	Shaw Group, Inc. (The) (a)(b)	40,987		1,323,470
				1,409,027
	Consumer Finance 1.2%
	American Express Co. (a)	43,914		1,653,801
	Discover Financial Services (a)	94,880		1,297,959
				2,951,760
	Containers & Packaging 0.3%
	Bemis Co., Inc.	3,969		111,370
	Crown Holdings, Inc. (b)	27,342		651,013
				762,383
	Diversified Consumer Services 0.9%
	Apollo Group, Inc. Class A (a)(b)	16,529		1,001,492
	Brinks Home Security Holdings, Inc. (a)(b)	15,529		636,689
	Career Education Corp. (b)	15,993		347,848
	H&R Block, Inc. (a)	16,213		348,904
				2,334,933
	Diversified Financial Services 3.1%
	Bank of America Corp. (a)	161,018		2,444,253
	Citigroup, Inc. (a)(b)	207,171		687,808
¤	JPMorgan Chase & Co. (a)	115,995		4,516,845
				7,648,906
	Diversified Telecommunication Services 3.1%
¤	AT&T, Inc. (a)	182,237		4,621,530
	Verizon Communications, Inc. (a)	106,069		3,120,550
				7,742,080
	Electric Utilities 0.7%
	Exelon Corp. (a)	36,666		1,672,703

	Electrical Equipment 1.7%
	Emerson Electric Co. (a)	38,781		1,610,963
	General Cable Corp. (a)(b)	17,396		506,224
	Hubbel, Inc. Class B (a)	28,453		1,225,186
	Thomas & Betts Corp. (a)(b)	25,666		866,484
				4,208,857
	Electronic Equipment & Instruments 2.7%
	Arrow Electronics, Inc. (a)(b)	48,365		1,270,549
	Avnet, Inc. (a)(b)	49,082		1,297,728
	Ingram Micro, Inc. Class A (a)(b)	74,838		1,264,762
	Jabil Circuit, Inc. (a)	76,829		1,112,484
	Tech Data Corp. (a)(b)	26,971		1,099,068
	Vishay Intertechnology, Inc. (a)(b)	90,298		680,847
				6,725,438
	Energy Equipment & Services 4.6%
	ENSCO International PLC, Sponsored ADR (c)	7,373		287,768
	Helix Energy Solutions Group, Inc. (a)(b)	66,942		710,255
	Helmerich & Payne, Inc.	21,778		910,974
	Nabors Industries, Ltd. (a)(b)	61,956		1,381,619
	National-Oilwell Varco, Inc. (a)	29,789		1,218,370
	Oceaneering International, Inc. (b)	4,349		237,890
	Oil States International, Inc. (a)(b)	18,857		694,692
	Patterson-UTI Energy, Inc. (a)	76,198		1,170,401
	Pride International, Inc. (b)	19,900		589,040
	Rowan Cos., Inc. (a)(b)	32,485		697,778
	Schlumberger, Ltd. (a)	8,446		535,983
	SEACOR Holdings, Inc. (b)	10,093		709,033
	Seahawk Drilling, Inc. (a)(b)	37,354		781,072
	Smith International, Inc.	548		16,615
	Tidewater, Inc. (a)	5,564		260,507
	Unit Corp. (a)(b)	24,257		1,104,664
				11,306,661
	Food & Staples Retailing 3.1%
	Costco Wholesale Corp.	11,135		639,483
	CVS Caremark Corp.	131		4,240
	Safeway, Inc.	35,329		793,136
	Sysco Corp. (a)	9,377		262,462
¤	Wal-Mart Stores, Inc. (a)	71,233		3,805,979
	Walgreen Co. (a)	55,698		2,007,913
	Whole Foods Market, Inc. (a)(b)	7,166		195,059
				7,708,272
	Food Products 1.4%
	Archer-Daniels-Midland Co. (a)	51,878		1,554,784
	Dean Foods Co. (b)	3,637		64,120
	Smithfield Foods, Inc. (b)	19,719		296,968
	Tyson Foods, Inc. Class A (a)	103,909		1,436,023
				3,351,895
	Gas Utilities 0.4%
	Atmos Energy Corp.	9,042		249,740
	Energen Corp.	2,932		128,861
	Questar Corp.	8,225		341,173
	UGI Corp. (a)	5,611		137,526
				857,300
	Health Care Equipment & Supplies 1.8%
	Beckman Coulter, Inc.	4,530		296,126
	CareFusion Corp. (b)	26,813		690,435
	Hill-Rom Holdings, Inc. (a)	45,585		1,065,321
	Hologic, Inc. (b)	4,735		71,356
	Hospira, Inc. (a)(b)	22,204		1,124,411
	Kinetic Concepts, Inc. (a)(b)	10,800		445,932
	Medtronic, Inc. (a)	16,674		715,148
				4,408,729
	Health Care Providers & Services 5.2%
	Aetna, Inc.	23,063		691,198
	AmerisourceBergen Corp. (a)	15,331		417,923
	Community Health Systems, Inc. (b)	30		979
	Coventry Health Care, Inc. (a)(b)	52,688		1,205,501
	Humana, Inc. (a)(b)	32,517		1,580,977
	Laboratory Corp. of America Holdings (b)	381		27,089
	Lincare Holdings, Inc. (a)(b)	36,232		1,334,062
	McKesson Corp. (a)	26,464		1,556,612
	Medco Health Solutions, Inc. (a)(b)	31,363		1,928,197
	Omnicare, Inc.	736		18,400
	Quest Diagnostics, Inc.	124		6,903
	UnitedHealth Group, Inc. (a)	62,364		2,058,012
	WellPoint, Inc. (a)(b)	33,548		2,137,679
				12,963,532
	Health Care Technology 0.0%‡
	IMS Health, Inc.	3,127		67,668

	Hotels, Restaurants & Leisure 0.8%
	Brinker International, Inc.	224		3,656
	Darden Restaurants, Inc.	4,531		167,466
	International Speedway Corp. Class A	18,310		470,750
	McDonald's Corp. (a)	5,159		322,076
	MGM MIRAGE (b)	13,956		154,353
	Panera Bread Co. Class A (b)	4,433		316,605
	Starbucks Corp. (a)(b)	28,544		621,974
				2,056,880
	Household Durables 2.1%
	D.R. Horton, Inc. (a)	99,802		1,176,666
	Fortune Brands, Inc.	8,436		350,684
	Garmin, Ltd. (a)	36,067		1,165,325
	KB Home	1,816		27,748
	Leggett & Platt, Inc. (a)	65,988		1,204,941
	Lennar Corp. Class A	26,523		407,393
	M.D.C. Holdings, Inc. (a)	21,620		726,432
	Mohawk Industries, Inc. (b)	3,321		137,523
	Pulte Homes, Inc. (a)(b)	9,304		97,878
				5,294,590
	Household Products 1.9%
	Kimberly-Clark Corp.	2,410		143,329
¤	Procter & Gamble Co. (The) (a)	73,194		4,505,091
				4,648,420
	Independent Power Producers & Energy Traders 0.9%
	Calpine Corp. (a)(b)	23,195		253,985
	Constellation Energy Group, Inc. (a)	30,833		995,289
	Mirant Corp. (a)(b)	57,689		811,684
	RRI Energy, Inc. (a)(b)	13,285		65,761
				2,126,719
	Industrial Conglomerates 2.7%
	3M Co. (a)	27,666		2,226,836
	Carlisle Cos., Inc. (a)	31,673		1,061,679
	General Electric Co. (a)	212,156		3,411,469
				6,699,984
	Insurance 6.3%
	Aflac, Inc. (a)	31,202		1,511,113
	Allied World Assurance Holdings, Ltd./Bermuda (a)	24,306		1,087,937
	American Financial Group, Inc. (a)	44,737		1,109,925
	Aspen Insurance Holdings, Ltd. (a)	39,563		1,053,563
	Assurant, Inc.	17,116		537,956
	Axis Capital Holdings, Ltd. (a)	41,323		1,190,102
	Chubb Corp. (The) (a)	32,756		1,637,800
	Endurance Specialty Holdings, Ltd. (a)	26,165		942,463
	Everest Re Group, Ltd. (a)	6,146		526,958
	HCC Insurance Holdings, Inc. (a)	20,637		559,263
	PartnerRe, Ltd. (a)	14,820		1,105,424
	Principal Financial Group, Inc. (a)	950		21,897
	RenaissanceRe Holdings, Ltd. (a)	21,732		1,177,440
	StanCorp Financial Group, Inc.	13,458		578,425
	Torchmark Corp. (a)	11,770		528,473
	Transatlantic Holdings, Inc.	2,501		124,275
	Travelers Cos., Inc. (The) (a)	37,756		1,913,096
	Validus Holdings, Ltd. (a)	2,732		72,398
				15,678,508
	Internet & Catalog Retail 0.3%
	Amazon.com, Inc. (b)	1,424		178,584
	Expedia, Inc. (a)(b)	14,412		308,561
	NetFlix, Inc. (b)	2,027		126,181
				613,326
	Internet Software & Services 2.9%
	eBay, Inc. (a)(b)	77,047		1,773,622
	Google, Inc. Class A (a)(b)	6,835		3,618,586
	IAC/InterActiveCorp (a)(b)	27,158		545,332
	Sohu.com, Inc. (a)(b)	17,426		877,399
	WebMD Health Corp. (b)	6,854		267,169
				7,082,108
	IT Services 2.7%
	Amdocs, Ltd. (b)	12,517		357,861
	Broadridge Financial Solutions LLC (a)	59,798		1,298,812
	Computer Sciences Corp. (a)(b)	26,352		1,351,858
	Convergys Corp. (b)	48,777		521,914
	Fiserv, Inc. (b)	1,925		86,702
	Global Payments, Inc. (a)	26,864		1,195,448
	Hewitt Associates, Inc. Class A (a)(b)	14,620		577,198
	NeuStar, Inc. Class A (a)(b)	45,123		1,013,462
	Total System Services, Inc.	20,031		286,644
	Western Union Co.	5,404		100,190
				6,790,089
	Life Sciences Tools & Services 0.2%
	Bio-Rad Laboratories, Inc. Class A (b)	4,476		417,074

	Machinery 3.3%
	Caterpillar, Inc.	8,689		453,913
	Dover Corp. (a)	4,469		191,631
	Eaton Corp.	4,788		293,217
	Harsco Corp. (a)	35,066		1,043,564
	Lincoln Electric Holdings, Inc.	7,684		375,210
	Navistar International Corp. (a)(b)	27,038		1,000,136
	Oshkosh Corp. (a)	35,920		1,295,634
	SPX Corp.	10,703		582,671
	Timken Co. (The) (a)	41,970		940,548
	Toro Co. (The) (a)	25,594		996,886
	Trinity Industries, Inc.	32,796		512,930
	Valmont Industries, Inc.	7,353		510,739
				8,197,079
	Media 4.7%
	Comcast Corp. Class A (a)	144,763		2,291,598
	CTC Media, Inc. (a)(b)	40,557		547,520
	DIRECTV Class A (a)(b)	58,644		1,779,845
	Interpublic Group of Cos., Inc. (The) (a)(b)	29,129		188,173
	Liberty Media-Starz, Series A (b)	13,708		642,905
	McGraw-Hill Cos., Inc. (The) (a)	2,407		85,328
	Omnicom Group, Inc. (a)	40,827		1,441,193
	Time Warner Cable, Inc. (a)	31,901		1,390,565
	Time Warner, Inc. (a)	61,549		1,689,520
	Viacom, Inc. Class B (a)(b)	7,128		207,710
	Walt Disney Co. (The)	2,287		67,581
	Warner Music Group Corp. (a)(b)	118,748		573,553
	Washington Post Co. Class B	1,580		686,700
				11,592,191
	Metals & Mining 2.1%
	Commercial Metals Co. (a)	64,163		881,600
	Freeport-McMoRan Copper & Gold, Inc.	5,449		363,394
	Nucor Corp. (a)	35,863		1,463,210
	Reliance Steel & Aluminum Co. (a)	30,804		1,254,955
	Schnitzer Steel Industries, Inc. Class A (a)	16,158		654,399
	Steel Dynamics, Inc. (a)	33,077		502,109
	Walter Industries, Inc. (a)	1,648		106,988
				5,226,655
	Multi-Utilities 1.0%
	Ameren Corp.	13,330		340,582
	DTE Energy Corp.	1,949		81,936
	Integrys Energy Group, Inc.	24,338		1,018,545
	MDU Resources Group, Inc. (a)	46,437		1,022,543
				2,463,606
	Multiline Retail 2.0%
	Big Lots, Inc. (b)	1,173		33,325
	Dollar Tree, Inc. (b)	13,443		665,697
	Family Dollar Stores, Inc.	4,803		148,317
	J.C. Penney Co., Inc. (a)	30,743		763,349
	Kohl's Corp. (b)	19,104		962,268
	Macy's, Inc.	12,546		199,858
	Nordstrom, Inc. (a)	26,616		919,317
	Sears Holdings Corp. (a)(b)	3,045		284,037
	Target Corp.	19,137		981,154
				4,957,322
	Oil, Gas & Consumable Fuels 8.6%
	Alpha Natural Resources, Inc. (b)	13,138		533,534
	Apache Corp. (a)	4,364		431,032
	Chesapeake Energy Corp. (a)	44,635		1,106,055
	Chevron Corp. (a)	37,689		2,718,131
	Cimarex Energy Co.	4,186		205,993
	ConocoPhillips (a)	15,827		759,696
	Devon Energy Corp. (a)	5,685		380,383
	Encore Acquisition Co. (b)	8,334		396,865
	EOG Resources, Inc. (a)	2,268		205,073
¤	ExxonMobil Corp. (a)	60,283		3,884,034
	Frontier Oil Corp. (a)	8,969		111,754
	Marathon Oil Corp. (a)	54,723		1,631,293
	Mariner Energy, Inc. (b)	5,148		74,389
	Murphy Oil Corp. (a)	8,879		453,539
	Newfield Exploration Co. (a)(b)	29,778		1,457,335
	Occidental Petroleum Corp. (a)	3,125		244,812
	Overseas Shipholding Group, Inc.	5,270		235,095
	Peabody Energy Corp.	15,509		653,239
	Quicksilver Resources, Inc. (a)(b)	12,371		164,411
	St. Mary Land & Exploration Co.	19,744		632,598
	Teekay Corp.	3,989		99,565
	Tesoro Corp. (a)	10,688		133,600
	Williams Cos., Inc. (a)	64,267		1,339,324
	XTO Energy, Inc. (a)	77,700		3,463,089
				21,314,839
	Paper & Forest Products 0.9%
	International Paper Co. (a)	59,459		1,362,205
	MeadWestvaco Corp. (a)	37,054		891,890
				2,254,095
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A (a)	26,443		1,388,787
	Herbalife, Ltd. (a)	28,739		1,116,510
				2,505,297
	Pharmaceuticals 5.5%
	Abbott Laboratories (a)	21,341		1,129,793
	Endo Pharmaceuticals Holdings, Inc. (a)(b)	61,033		1,227,374
	Forest Laboratories, Inc. (a)(b)	48,164		1,427,581
	Johnson & Johnson (a)	43,477		2,732,964
	King Pharmaceuticals, Inc. (a)(b)	16,949		203,557
	Merck & Co., Inc.	29,869		1,140,398
¤	Pfizer, Inc. (a)	252,588		4,713,292
	Valeant Pharmaceuticals International (a)(b)	33,896		1,134,499
				13,709,458
	Professional Services 0.5%
	Manpower, Inc. (a)	25,136		1,301,793

	Real Estate Investment Trusts 0.7%
	Annaly Capital Management, Inc. (a)	62,573		1,087,519
	Public Storage (a)	7,335		580,785
				1,668,304
	Road & Rail 0.7%
	Burlington Northern Santa Fe Corp.	5,282		526,774
	Con-Way, Inc.	3,007		86,060
	Landstar System, Inc.	10,181		369,468
	Ryder System, Inc. (a)	22,909		833,888
				1,816,190
	Semiconductors & Semiconductor Equipment 2.8%
	Integrated Device Technology, Inc. (a)(b)	41,463		235,095
	Intel Corp. (a)	156,338		3,032,957
	Micron Technology, Inc. (a)(b)	169,281		1,476,130
	Texas Instruments, Inc. (a)	79,884		1,797,390
	Xilinx, Inc.	15,156		357,379
				6,898,951
	Software 5.5%
	CA, Inc. (a)	47,349		1,043,572
	Compuware Corp. (a)(b)	89,569		679,829
	Intuit, Inc. (a)(b)	3,726		110,327
¤	Microsoft Corp. (a)	220,632		6,217,409
	Oracle Corp. (a)	121,772		2,808,062
	Sybase, Inc. (a)(b)	32,159		1,307,906
	Symantec Corp. (a)(b)	89,465		1,516,432
				13,683,537
	Specialty Retail 4.7%
	Abercrombie & Fitch Co. Class A (a)	13,949		439,952
	Advance Auto Parts, Inc. (a)	21,504		848,333
	Aeropostale, Inc. (b)	10,525		346,167
	Barnes & Noble, Inc. (a)	7,485		130,838
	Best Buy Co., Inc.	10,331		378,631
	Dick's Sporting Goods, Inc. (b)	8,096		181,108
	Foot Locker, Inc. (a)	12,581		142,040
	GameStop Corp. Class A (b)	1,015		20,067
	Gap, Inc. (The) (a)	53,504		1,020,856
	Limited Brands, Inc. (a)	65,714		1,249,880
	Office Depot, Inc. (a)(b)	97,433		553,419
	Penske Auto Group, Inc. (a)(b)	15,033		211,364
	PetSmart, Inc. (a)	51,351		1,322,288
	RadioShack Corp. (a)	4,118		80,383
	Ross Stores, Inc. (a)	30,930		1,420,615
	Sherwin-Williams Co. (The) (a)	2,843		180,104
	Signet Jewelers, Ltd. (a)(b)	30,912		845,752
	Staples, Inc. (a)	65,872		1,545,357
	Williams-Sonoma, Inc. (a)	39,112		742,346
				11,659,500
	Textiles, Apparel & Luxury Goods 0.1%
	Coach, Inc.	8,329		290,516
	Hanesbrands, Inc. (b)	151		3,468
				293,984
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	12,866		170,732

	Tobacco 1.2%
	Philip Morris International, Inc. (a)	59,364		2,701,656
	Reynolds American, Inc. (a)	3,697		196,680
				2,898,336
	Trading Companies & Distributors 1.0%
	MSC Industrial Direct Co.	7,054		304,662
	W.W. Grainger, Inc. (a)	14,208		1,410,570
	WESCO International, Inc. (a)(b)	27,236		754,982
				2,470,214
	Wireless Telecommunication Services 1.2%
	NII Holdings, Inc. (a)(b)	22,218		727,417
	Sprint Nextel Corp. (a)(b)	247,859		812,978
	Telephone and Data Systems, Inc. (a)	41,066		1,295,632
	United States Cellular Corp. (a)(b)	6,508		237,998
				3,074,025
	Total Common Stocks (Cost $300,693,860)			317,976,861

	Exchange Traded Fund 1.8% (d)
¤	S&P 500 Index−SPDR Trust Series 1	40,727		4,372,858

	Total Exchange Traded Fund (Cost $4,476,352)			4,372,858

		Principal Amount		Value
	Short-Term Investment 1.2%
	Repurchase Agreement 1.2%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $3,076,265 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $3,140,000 and a Market Value of $3,140,000)	$3,076,262		3,076,262

	Total Short-Term Investment (Cost $3,076,262)			3,076,262

	Total Investments, Before Investments Sold Short (Cost $308,246,474) (e)	131.3%		325,425,981

		Shares		Value
	Investments Sold Short (30.7%)
	Common Stocks Sold Short (30.7%)
	Aerospace & Defense (0.5%)
	BE Aerospace, Inc. (b)	(4,451)		(99,836)
	Boeing Co. (The)	(832)		(50,419)
	Spirit Aerosystems Holdings, Inc. Class A (b)	(50,457)		(1,082,303)
				(1,232,558)
	Airlines (0.4%)
	AMR Corp. (b)	(20,367)		(140,940)
	Southwest Airlines Co.	(82,747)		(937,523)
				(1,078,463)
	Auto Components (0.0%)‡
	Goodyear Tire & Rubber Co. (The) (b)	(8,270)		(110,322)

	Automobiles (0.3%)
	Harley-Davidson, Inc.	(33,562)		(763,200)

	Beverages (0.2%)
	Central European Distribution Corp. (b)	(14,129)		(452,834)

	Biotechnology (1.6%)
	Abraxis Bioscience, Inc. (b)	(27,029)		(1,104,135)
	Amylin Pharmaceuticals, Inc. (b)	(40,832)		(734,159)
	Cephalon, Inc. (b)	(1,992)		(127,169)
	Dendreon Corp. (b)	(868)		(24,044)
	Myriad Genetics, Inc. (b)	(17,869)		(419,921)
	United Therapeutics Corp. (b)	(21,457)		(1,278,193)
	Vertex Pharmaceuticals, Inc. (b)	(8,449)		(324,442)
				(4,012,063)
	Building Products (0.3%)
	USG Corp. (b)	(53,667)		(644,541)

	Capital Markets (0.5%)
	Affiliated Managers Group, Inc. (b)	(2,169)		(131,376)
	GLG Partners, Inc. (b)	(37,637)		(110,277)
	Greenhill & Co., Inc.	(9,010)		(700,978)
	Invesco, Ltd.	(2,466)		(47,594)
	Jefferies Group, Inc. (b)	(5,674)		(144,914)
				(1,135,139)
	Chemicals (0.8%)
	FMC Corp.	(11,884)		(605,371)
	International Flavors & Fragrances, Inc.	(1,355)		(53,888)
	Intrepid Potash, Inc. (b)	(34,034)		(833,493)
	Mosaic Co. (The)	(3,869)		(207,030)
	Valhi, Inc.	(15,437)		(247,764)
				(1,947,546)
	Commercial Banks (2.0%)
	Huntington Bancshares, Inc./OH	(64,581)		(309,343)
	Keycorp	(68,028)		(488,441)
	Marshall & Ilsley Corp.	(84,178)		(581,670)
	Popular, Inc.	(44,792)		(96,303)
	Synovus Financial Corp.	(311,551)		(859,881)
	Whitney Holding Corp.	(87,840)		(1,090,973)
	Wilmington Trust Corp.	(36,275)		(475,928)
	Zions BanCorp.	(48,561)		(921,202)
				(4,823,741)
	Communications Equipment (0.8%)
	Brocade Communications Systems, Inc. (b)	(148,110)		(1,017,516)
	Ciena Corp. (b)	(77,871)		(992,855)
	JDS Uniphase Corp. (b)	(357)		(2,806)
				(2,013,177)
	Computers & Peripherals (0.2%)
	NCR Corp. (b)	(32,075)		(383,938)

	Construction & Engineering (0.7%)
	Aecom Technology Corp. (b)	(22,573)		(608,794)
	KBR, Inc.	(52,779)		(988,551)
	Quanta Services, Inc. (b)	(5,739)		(104,564)
				(1,701,909)
	Construction Materials (0.2%)
	Eagle Materials, Inc.	(4,152)		(94,707)
	Martin Marietta Materials, Inc.	(3,692)		(292,333)
				(387,040)
	Consumer Finance (0.4%)
	SLM Corp. (b)	(33,601)		(353,818)
	Student Loan Corp. (The)	(15,099)		(683,985)
				(1,037,803)
	Containers & Packaging (0.3%)
	Greif, Inc. Class A	(15,976)		(772,599)

	Distributors (0.1%)
	LKQ Corp. (b)	(14,652)		(274,725)

	Diversified Consumer Services (0.8%)
	Hillenbrand, Inc.	(29,665)		(544,353)
	ITT Educational Services, Inc. (b)	(1,496)		(144,917)
	Strayer Education, Inc.	(1,823)		(378,783)
	Weight Watchers International, Inc.	(28,485)		(822,077)
				(1,890,130)
	Diversified Financial Services (0.4%)
	Interactive Brokers Group, Inc. (b)	(57,370)		(912,183)
	MSCI, Inc. Class A (b)	(4,584)		(135,503)
				(1,047,686)
	Electric Utilities (0.7%)
	American Electric Power Co., Inc.	(2,730)		(94,595)
	Great Plains Energy, Inc.	(19,649)		(350,931)
	ITC Holdings Corp.	(2,031)		(109,105)
	Pepco Holdings, Inc.	(71,752)		(1,178,168)
				(1,732,799)
	Electrical Equipment (0.2%)
	A123 Systems, Inc. (b)	(1,766)		(28,221)
	SunPower Corp. Class A (b)	(23,154)		(472,110)
				(500,331)
	Electronic Equipment & Instruments (0.7%)
	AVX Corp.	(13,997)		(166,284)
	Dolby Laboratories, Inc. Class A (b)	(4,807)		(241,936)
	Itron, Inc. (b)	(18,577)		(1,143,229)
	National Instruments Corp.	(5,974)		(175,576)
				(1,727,025)
	Energy Equipment & Services (0.5%)
	Cameron International Corp. (b)	(6,939)		(261,323)
	Dresser-Rand Group, Inc. (b)	(34,287)		(1,014,209)
				(1,275,532)
	Food & Staples Retailing (0.0%)‡
	Rite Aid Corp. (b)	(30,057)		(40,878)

	Food Products (0.7%)
	Bunge, Ltd.	(12,254)		(720,413)
	Corn Products International, Inc.	(4,805)		(136,558)
	Flowers Foods, Inc.	(5,109)		(124,098)
	Green Mountain Coffee Roasters, Inc. (b)	(9,119)		(773,473)
				(1,754,542)
	Health Care Equipment & Supplies (0.3%)
	Edwards Lifesciences Corp. (b)	(6,461)		(579,035)
	Teleflex, Inc.	(1,076)		(61,504)
	Varian Medical Systems, Inc. (b)	(3,168)		(159,319)
				(799,858)
	Health Care Providers & Services (1.1%)
	Emdeon, Inc. (b)	(33,755)		(514,764)
	Health Net, Inc. (b)	(48,663)		(1,180,564)
	Patterson Cos., Inc. (b)	(38,405)		(1,096,847)
				(2,792,175)
	Health Care Technology (0.1%)
	Allscripts-Misys Healthcare Solutions, Inc. (b)	(17,629)		(290,173)

	Hotels, Restaurants & Leisure (0.4%)
	Boyd Gaming Corp. (b)	(17,072)		(133,161)
	Choice Hotels International, Inc.	(26,397)		(837,841)
				(971,002)
	Household Durables (0.0%)‡
	Black & Decker Corp.	(1,000)		(64,660)
	Harman International Industries, Inc.	(331)		(11,767)
				(76,427)
	Independent Power Producers & Energy Traders (0.3%)
	Dynegy, Inc. Class A (b)	(63,300)		(102,546)
	Ormat Technologies, Inc.	(18,855)		(648,989)
				(751,535)
	Industrial Conglomerates (0.3%)
	McDermott International, Inc. (b)	(28,875)		(682,027)

	Insurance (2.1%)
	American National Insurance Co.	(9,464)		(1,007,348)
	CNA Financial Corp. (b)	(1,056)		(24,805)
	Erie Indemnity Co. Class A	(1,108)		(43,212)
	Hartford Financial Services Group, Inc.	(5,377)		(128,994)
	Markel Corp. (b)	(1,492)		(484,915)
	Marsh & McLennan Cos., Inc.	(3,827)		(82,510)
	MBIA, Inc. (b)	(179,664)		(885,744)
	Mercury General Corp.	(916)		(35,010)
	Old Republic International Corp.	(110,800)		(1,173,372)
	OneBeacon Insurance Group, Ltd. Class A	(70,237)		(911,676)
	Unitrin, Inc.	(9,768)		(211,966)
	XL Capital, Ltd. Class A	(16,591)		(278,231)
				(5,267,783)
	IT Services (0.2%)
	Alliance Data Systems Corp. (b)	(6,836)		(406,469)
	Mastercard, Inc. Class A	(587)		(146,691)
				(553,160)
	Leisure Equipment & Products (0.1%)
	Hasbro, Inc.	(7,439)		(227,261)

	Life Sciences Tools & Services (0.4%)
	PerkinElmer, Inc.	(7,396)		(148,955)
	Techne Corp.	(11,758)		(771,560)
				(920,515)
	Machinery (0.6%)
	AGCO Corp. (b)	(38,874)		(1,201,595)
	Bucyrus International, Inc.	(6,752)		(353,670)
	Flowserve Corp.	(206)		(18,575)
	Kennametal, Inc.	(550)		(13,464)
				(1,587,304)
	Media (1.0%)
	Central European Media Enterprises, Ltd. Class A (b)	(22,474)		(640,734)
	Discovery Communications, Inc. Class C (b)	(9,460)		(248,420)
	DreamWorks Animation SKG, Inc. Class A (b)	(9,619)		(374,564)
	Interactive Data Corp.	(1,498)		(42,888)
	Lamar Advertising Co. Class A (b)	(599)		(17,131)
	Meredith Corp.	(1,084)		(33,582)
	New York Times Co. (The) Class A (b)	(79,283)		(1,024,336)
				(2,381,655)
	Metals & Mining (1.0%)
	AK Steel Holding Corp.	(844)		(17,167)
	Compass Minerals International, Inc.	(15,268)		(962,495)
	Royal Gold, Inc.	(19,902)		(848,223)
	Titanium Metals Corp. (b)	(34,889)		(405,759)
	United States Steel Corp.	(3,026)		(134,445)
				(2,368,089)
	Multi-Utilities (0.1%)
	SCANA Corp.	(3,788)		(134,891)
	Wisconsin Energy Corp.	(3,145)		(153,916)
				(288,807)
	Multiline Retail (0.0%)‡
	Dollar General Corp. (b)	(2,355)		(55,319)

	Oil, Gas & Consumable Fuels (0.4%)
	Massey Energy Co.	(386)		(14,869)
	Range Resources Corp.	(2,256)		(103,776)
	Sunoco, Inc.	(38,744)		(972,087)
				(1,090,732)
	Paper & Forest Products (0.4%)
	Weyerhaeuser Co.	(25,043)		(999,216)

	Personal Products (0.1%)
	NBTY, Inc. (b)	(3,408)		(151,758)

	Professional Services (0.5%)
	Monster Worldwide, Inc. (b)	(52,304)		(815,419)
	Verisk Analytics, Inc. Class A (b)	(14,125)		(397,195)
				(1,212,614)
	Real Estate Investment Trusts (0.9%)
	Apartment Investment & Management Co.	(51,531)		(791,516)
	Chimera Investment Corp.	(287,895)		(1,128,549)
	Essex Property Trust, Inc.	(290)		(23,110)
	Macerich Co. (The)	(8,540)		(263,459)
	Regency Centers Corp.	(3,994)		(133,759)
				(2,340,393)
	Real Estate Management & Development (0.6%)
	CB Richard Ellis Group, Inc. Class A (b)	(28,282)		(347,869)
	Forest City Enterprises, Inc. Class A (b)	(67,334)		(761,547)
	St. Joe Co. (The) (b)	(17,751)		(461,526)
				(1,570,942)
	Semiconductors & Semiconductor Equipment (2.5%)
	Applied Materials, Inc.	(7,878)		(95,954)
	Atmel Corp. (b)	(213,468)		(990,492)
	International Rectifier Corp. (b)	(48,844)		(881,146)
	Lam Research Corp. (b)	(10,804)		(356,640)
	Linear Technology Corp.	(3,562)		(92,968)
	LSI Corp. (b)	(7,489)		(37,370)
	MEMC Electronic Materials, Inc. (b)	(84,382)		(1,061,526)
	Novellus Systems, Inc. (b)	(33,068)		(691,121)
	PMC-Sierra, Inc. (b)	(67,142)		(533,779)
	Rambus, Inc. (b)	(38,444)		(843,461)
	Teradyne, Inc. (b)	(31,004)		(289,577)
	Varian Semiconductor Equipment Associates, Inc. (b)	(8,238)		(241,621)
				(6,115,655)
	Software (0.8%)
	Activision Blizzard, Inc. (b)	(179)		(1,818)
	Autodesk, Inc. (b)	(4,544)		(108,102)
	Cadence Design Systems, Inc. (b)	(134,459)		(781,207)
	Electronic Arts, Inc. (b)	(63,454)		(1,033,031)
	Rovi Corp. (b)	(5,071)		(146,400)
				(2,070,558)
	Specialty Retail (1.0%)
	AutoNation, Inc. (b)	(11,209)		(201,762)
	Carmax, Inc. (b)	(52,968)		(1,092,730)
	O'Reilly Automotive, Inc. (b)	(29,816)		(1,127,045)
				(2,421,537)
	Thrifts & Mortgage Finance (1.2%)
	Capitol Federal Financial	(18,117)		(590,976)
	First Niagara Financial Group, Inc.	(85,784)		(1,177,814)
	TFS Financial Corp.	(29,324)		(377,107)
	Washington Federal, Inc.	(48,363)		(901,970)
				(3,047,867)
	Water Utilities (0.4%)
	Aqua America, Inc.	(62,317)		(1,033,839)

	Wireless Telecommunication Services (0.6%)
	Clearwire Corp. Class A (b)	(140,193)		(909,853)
	Leap Wireless International, Inc. (b)	(23,780)		(313,658)
	SBA Communications Corp. Class A (b)	(5,570)		(184,311)
				(1,407,822)
	Total Investments Sold Short (Proceeds $72,799,971)	(30.7	) %	(76,216,544)

	Total Investments, Net of Investments Sold Short (Cost $235,446,503)	100.6		249,209,437

	Other Assets, Less Liabilities	(0.6)		(1,384,137)
	Net Assets	100.0%		$247,825,300

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(e)	At January 31, 2010, cost is $318,137,087 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$26,604,063
Gross unrealized depreciation	(19,315,169)
Net unrealized appreciation	$7,288,894

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$317,976,861	$—	$—	$317,976,861
Exchange Traded Fund	4,372,858	—	—	4,372,858
Short-Term Investment
Repurchase Agreement	—	3,076,262	—	3,076,262
Total Investments in Securities	$322,349,719	$3,076,262	$—	$325,425,981
(a) For detailed industry descriptions, see the Portfolio of Investments.
Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Common Stocks Sold Short	$(76,216,544)	$—	$—	$(76,216,544)
Total Investments Sold Short	$(76,216,544)	$—	$—	$(76,216,544)

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 Growth Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Shares	Value
	Common Stocks 122.0%†
	Aerospace & Defense 3.4%
	General Dynamics Corp.	3,298	$220,471
	Northrop Grumman Corp.	4,033	228,268
	Precision Castparts Corp. (a)	4,500	473,625
	Rockwell Collins, Inc.	5,108	271,695
			1,194,059
	Beverages 4.3%
	Anheuser-Busch InBev N.V., Sponsored ADR (b)(c)	5,290	263,389
	Diageo PLC, Sponsored ADR (a)(c)	4,214	283,139
	PepsiCo, Inc. (a)	15,456	921,487
			1,468,015
	Biotechnology 7.1%
¤	Amgen, Inc. (a)(b)	18,386	1,075,213
	Celgene Corp. (a)(b)	11,614	659,443
	Gilead Sciences, Inc. (a)(b)	14,567	703,149
			2,437,805
	Capital Markets 4.3%
	Affiliated Managers Group, Inc. (b)	4,270	258,634
	Blackstone Group L.P. (The)	20,234	245,438
	Goldman Sachs Group, Inc. (The)	2,862	425,637
	Greenhill & Co., Inc.	3,625	282,025
	Invesco, Ltd.	13,309	256,864
			1,468,598
	Chemicals 1.2%
	Celanese Corp.	4,775	138,953
	Mosaic Co. (The)	5,393	288,579
			427,532
	Commercial Banks 0.9%
	Comerica, Inc.	8,830	304,723

	Communications Equipment 7.5%
¤	Cisco Systems, Inc. (a)(b)	49,978	1,123,006
	Juniper Networks, Inc. (a)(b)	15,509	385,088
¤	QUALCOMM, Inc. (a)	27,535	1,079,097
			2,587,191
	Computers & Peripherals 10.2%
¤	Apple, Inc. (a)(b)	5,705	1,096,044
¤	Hewlett-Packard Co. (a)	20,200	950,814
¤	International Business Machines Corp. (a)	10,258	1,255,477
	NetApp, Inc. (b)	7,976	232,341
			3,534,676
	Construction Materials 0.8%
	Martin Marietta Materials, Inc.	3,501	277,209

	Consumer Finance 1.1%
	American Express Co.	10,438	393,095

	Containers & Packaging 0.5%
	Packaging Corp. of America	8,261	182,072

	Diversified Financial Services 1.2%
	JPMorgan Chase & Co.	10,313	401,588

	Energy Equipment & Services 3.9%
	FMC Technologies, Inc. (a)(b)	8,591	456,784
	Schlumberger, Ltd.	7,642	484,961
	Transocean, Ltd. (b)	4,593	389,211
			1,330,956
	Food & Staples Retailing 3.8%
	Costco Wholesale Corp. (a)	7,325	420,675
	Wal-Mart Stores, Inc.	8,752	467,619
	Walgreen Co. (a)	11,594	417,964
			1,306,258
	Food Products 1.1%
	General Mills, Inc.	5,414	386,072

	Health Care Equipment & Supplies 5.4%
	Baxter International, Inc. (a)	13,394	771,360
	Edwards Lifesciences Corp. (b)	2,600	233,012
	Hospira, Inc. (a)(b)	11,607	587,779
	Mindray Medical International, Ltd., ADR (a)(c)	7,533	262,676
			1,854,827
	Health Care Providers & Services 5.4%
	AmerisourceBergen Corp.	10,064	274,345
	McKesson Corp.	1,854	109,052
	Medco Health Solutions, Inc. (a)(b)	15,187	933,697
	Mednax, Inc. (b)	4,646	264,171
	UnitedHealth Group, Inc.	8,965	295,845
			1,877,110
	Hotels, Restaurants & Leisure 3.4%
¤	McDonald's Corp. (a)	16,520	1,031,344
	Starbucks Corp. (b)	6,657	145,056
			1,176,400
	Household Products 5.3%
	Colgate-Palmolive Co. (a)	7,403	592,462
	Energizer Holdings, Inc. (a)(b)	4,271	237,041
¤	Procter & Gamble Co. (The) (a)	16,366	1,007,327
			1,836,830
	Internet & Catalog Retail 2.1%
	Amazon.com, Inc. (a)(b)	3,728	467,528
	Priceline.com, Inc. (a)(b)	1,288	251,611
			719,139
	Internet Software & Services 3.6%
	Google, Inc. Class A (a)(b)	1,676	887,308
	Yahoo!, Inc. (b)	24,269	364,278
			1,251,586
	IT Services 3.7%
	Accenture PLC Class A	11,820	484,502
	Automatic Data Processing, Inc.	4,897	199,749
	Cognizant Technology Solutions Corp. Class A (a)(b)	9,338	407,697
	Hewitt Associates, Inc. Class A (a)(b)	4,923	194,360
			1,286,308
	Machinery 7.5%
	Danaher Corp. (a)	8,746	624,027
	Deere & Co. (a)	6,910	345,155
	Donaldson Co., Inc.	7,159	273,760
	Flowserve Corp. (a)	3,791	341,834
	Illinois Tool Works, Inc. (a)	9,060	394,925
	Ingersoll-Rand PLC (a)	10,728	348,231
	Joy Global, Inc. (a)	5,508	251,936
			2,579,868
	Media 3.3%
	Discovery Communications, Inc. Class A (b)	14,002	415,299
	News Corp. Class A	28,324	357,166
	Scripps Networks Interactive Class A	8,205	350,353
			1,122,818
	Metals & Mining 2.1%
	Cia de Minas Buenaventura S.A., ADR (c)	10,996	346,154
	Freeport-McMoRan Copper & Gold, Inc. (a)	3,728	248,620
	United States Steel Corp.	2,708	120,317
			715,091
	Multiline Retail 0.5%
	Nordstrom, Inc. (a)	5,386	186,032

	Oil, Gas & Consumable Fuels 2.7%
	Apache Corp.	3,970	392,117
	Petroleo Brasileiro S.A., ADR (c)	2,336	94,772
	Southwestern Energy Co. (a)(b)	10,081	432,273
			919,162
	Pharmaceuticals 7.0%
¤	Abbott Laboratories (a)	21,216	1,123,175
	Merck & Co., Inc.	11,217	428,265
	Mylan, Inc. (a)(b)	10,194	185,836
	Perrigo Co.	8,386	371,332
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)(c)	5,712	323,985
			2,432,593
	Road & Rail 3.5%
	CSX Corp.	6,895	295,520
	Union Pacific Corp. (a)	14,969	905,624
			1,201,144
	Semiconductors & Semiconductor Equipment 3.2%
	Lam Research Corp. (a)(b)	13,488	445,239
	Teradyne, Inc. (a)(b)(c)	18,081	168,877
	Texas Instruments, Inc. (a)	21,991	494,797
			1,108,913
	Software 7.7%
¤	Microsoft Corp. (a)	54,318	1,530,681
	Oracle Corp. (a)	40,355	930,587
	Salesforce.com, Inc. (b)	2,855	181,435
			2,642,703
	Specialty Retail 1.5%
	O'Reilly Automotive, Inc. (b)	8,509	321,640
	Tiffany & Co. (a)	4,579	185,953
			507,593
	Tobacco 1.3%
	Altria Group, Inc.	13,443	266,978
	Lorillard, Inc. (a)	2,488	188,342
			455,320
	Wireless Telecommunication Services 1.5%
	American Tower Corp. Class A (a)(b)	11,929	506,386

	Total Common Stocks (Cost $40,266,269)		42,079,672

	Exchange Traded Fund 0.8% (d)
	iShares Russell 1000 Growth Index Fund	5,844	278,233

	Total Exchange Traded Fund (Cost $283,462)		278,233

	Principal Amount	Value
Short-Term Investment 4.6%
Repurchase Agreement 4.6%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $1,570,647 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $1,605,000 and a Market Value of $1,605,000)	$1,570,645	1,570,645

Total Short-Term Investment (Cost $1,570,645)		1,570,645

Total Investments, Before Investments Sold Short (Cost $42,120,376) (e)	127.4%	43,928,550

Investments Sold Short (26.6%)
	Shares	Value
Common Stocks Sold Short (25.8%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) (b)	(5,740)	(76,572)

Beverages (0.5%)
Central European Distribution Corp. (b)	(2,831)	(90,734)
Constellation Brands, Inc. Class A (b)	(5,062)	(81,397)
		(172,131)
Biotechnology (1.2%)
Biogen Idec, Inc. (b)	(2,515)	(135,156)
Genzyme Corp. (b)	(1,635)	(88,715)
Myriad Genetics, Inc. (b)	(5,228)	(122,858)
Theravance, Inc. (b)	(6,381)	(70,000)
		(416,729)
Building Products (0.2%)
Masco Corp.	(5,897)	(79,963)

Capital Markets (0.9%)
Knight Capital Group, Inc. Class A (b)	(6,896)	(107,854)
Northern Trust Corp.	(2,093)	(105,738)
SEI Investments Co.	(4,533)	(80,279)
		(293,871)
Chemicals (0.3%)
Sigma-Aldrich Corp.	(2,498)	(119,529)

Commercial Banks (0.2%)
SunTrust Banks, Inc.	(3,238)	(78,781)

Commercial Services & Supplies (1.0%)
Brink's Co. (The)	(6,022)	(140,794)
Pitney Bowes, Inc.	(9,492)	(198,573)
		(339,367)
Communications Equipment (0.3%)
Nokia Corp., Sponsored ADR (c)	(7,524)	(103,004)

Computers & Peripherals (0.7%)
Diebold, Inc.	(3,121)	(82,925)
NCR Corp. (b)	(7,887)	(94,407)
SanDisk Corp. (b)	(2,842)	(72,244)
		(249,576)
Construction & Engineering (0.7%)
Jacobs Engineering Group, Inc. (b)	(2,271)	(85,821)
Quanta Services, Inc. (b)	(4,074)	(74,228)
Shaw Group, Inc. (The) (b)	(2,847)	(91,930)
		(251,979)
Diversified Consumer Services (0.3%)
ITT Educational Services, Inc. (b)	(877)	(84,955)

Diversified Financial Services (0.3%)
MSCI, Inc. Class A (b)	(3,722)	(110,022)

Diversified Telecommunication Services (0.9%)
AT&T, Inc.	(5,872)	(148,914)
Verizon Communications, Inc.	(5,636)	(165,811)
		(314,725)
Food & Staples Retailing (1.1%)
BJ's Wholesale Club, Inc. (b)	(3,531)	(119,312)
CVS Caremark Corp.	(2,672)	(86,493)
Safeway, Inc.	(4,562)	(102,417)
Whole Foods Market, Inc. (b)	(2,806)	(76,379)
		(384,601)
Food Products (0.6%)
Bunge, Ltd.	(2,176)	(127,927)
Green Mountain Coffee Roasters, Inc. (b)	(1,092)	(92,623)
		(220,550)
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp. (b)	(9,810)	(84,660)
Hologic, Inc. (b)	(5,232)	(78,846)
NuVasive, Inc. (b)	(4,266)	(117,742)
St. Jude Medical, Inc. (b)	(2,357)	(88,930)
		(370,178)
Health Care Providers & Services (0.3%)
Psychiatric Solutions, Inc. (b)	(3,866)	(85,245)

Hotels, Restaurants & Leisure (1.2%)
Burger King Holdings, Inc.	(4,646)	(81,026)
Darden Restaurants, Inc.	(4,206)	(155,454)
Jack in the Box, Inc. (b)	(4,199)	(81,922)
Wendy's/Arby's Group, Inc. Class A	(19,342)	(89,167)
		(407,569)
Household Durables (0.7%)
Newell Rubbermaid, Inc.	(9,005)	(122,198)
Toll Brothers, Inc. (b)	(6,720)	(124,118)
		(246,316)
Industrial Conglomerates (0.3%)
Siemens A.G., Sponsored ADR (c)	(1,068)	(95,170)

Insurance (0.9%)
Brown & Brown, Inc.	(4,548)	(80,045)
Principal Financial Group, Inc.	(3,371)	(77,701)
RLI Corp.	(2,624)	(135,031)
		(292,777)
IT Services (0.4%)
DST Systems, Inc. (b)	(3,146)	(142,608)

Life Sciences Tools & Services (0.5%)
Charles River Laboratories International, Inc. (b)	(2,476)	(89,978)
Illumina, Inc. (b)	(2,669)	(97,925)
		(187,903)
Machinery (0.9%)
Eaton Corp.	(2,258)	(138,280)
PACCAR, Inc.	(2,254)	(81,212)
Valmont Industries, Inc.	(1,081)	(75,086)
		(294,578)
Media (0.2%)
CTC Media, Inc. (b)	(5,468)	(73,818)

Metals & Mining (0.3%)
Compass Minerals International, Inc.	(1,886)	(118,893)

Multiline Retail (0.8%)
Big Lots, Inc. (b)	(2,720)	(77,275)
Family Dollar Stores, Inc.	(4,494)	(138,775)
J.C. Penney Co., Inc.	(2,872)	(71,312)
		(287,362)
Oil, Gas & Consumable Fuels (0.8%)
Murphy Oil Corp.	(2,364)	(120,753)
PetroHawk Energy Corp. (b)	(3,338)	(74,538)
Royal Dutch Shell PLC, ADR (c)	(1,617)	(86,315)
		(281,606)
Personal Products (0.2%)
Avon Products, Inc.	(2,512)	(75,712)

Pharmaceuticals (1.0%)
Biovail Corp.	(7,319)	(106,272)
Eli Lilly & Co.	(3,213)	(113,098)
GlaxoSmithKline PLC, Sponsored ADR (c)	(2,812)	(109,696)
		(329,066)
Professional Services (0.2%)
Manpower, Inc.	(1,615)	(83,641)

Real Estate Management & Development (0.5%)
St. Joe Co. (The) (b)	(6,033)	(156,858)

Road & Rail (0.4%)
Con-way, Inc.	(2,568)	(73,496)
Old Dominion Freight Line, Inc. (b)	(2,896)	(79,640)
		(153,136)
Semiconductors & Semiconductor Equipment (1.2%)
Integrated Device Technology, Inc. (b)	(14,097)	(79,930)
MEMC Electronic Materials, Inc. (b)	(11,875)	(149,387)
Micron Technology, Inc. (b)	(4,958)	(43,234)
Novellus Systems, Inc. (b)	(6,199)	(129,559)
		(402,110)
Software (3.0%)
Activision Blizzard, Inc. (b)	(7,578)	(76,993)
ANSYS, Inc. (b)	(3,361)	(140,691)
Autodesk, Inc. (b)	(3,327)	(79,149)
Cadence Design Systems, Inc. (b)	(13,343)	(77,523)
Citrix Systems, Inc. (b)	(2,949)	(122,531)
Electronic Arts, Inc. (b)	(4,550)	(74,074)
FactSet Research Systems, Inc.	(1,792)	(112,896)
Novell, Inc. (b)	(40,447)	(180,798)
SAP A.G., Sponsored ADR (c)	(3,528)	(159,889)
		(1,024,544)
Specialty Retail (1.3%)
Best Buy Co., Inc.	(2,150)	(78,798)
Foot Locker, Inc.	(8,118)	(91,652)
Home Depot, Inc. (The)	(4,424)	(123,916)
Office Depot, Inc. (b)	(25,182)	(143,034)
		(437,400)
Trading Companies & Distributors (0.2%)
United Rentals, Inc. (b)	(9,261)	(74,181)

Total Common Stocks Sold Short (Proceeds $8,786,658)		(8,917,026)

Exchange Traded Fund Sold Short (0.8%) (d)
iShares Russell 2000 Index Fund	(4,373)	(263,211)

Total Exchange Traded Fund Sold Short (Proceeds $260,354)		(263,211)

Total Investments Sold Short (Proceeds $9,047,012)	(26.6)%	(9,180,237)

Total Investments, Net of Investments Sold Short (Cost $33,073,364)	100.8	34,748,313

Other Assets, Less Liabilities	(0.8)	(267,863)
Net Assets	100.0%	$34,480,450

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(e)	At January 31, 2010, cost is $43,742,998 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$2,842,430
Gross unrealized depreciation	(2,656,878)
Net unrealized appreciation	$185,552

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$42,079,672	$—	$—	$42,079,672
Exchange Traded Fund	278,233	—	—	278,233
Short-Term Investment
Repurchase Agreement	—	1,570,645	—	1,570,645
Total Investments in Securities	$42,357,905	$1,570,645	$—	$43,928,550

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Common Stocks Sold Short	$(8,917,026)	$—	$—	$(8,917,026)
Exchange Traded Fund Sold Short	(263,211)	—	—	(263,211)
Total Investments Sold Short	$(9,180,237)	$—	$—	$(9,180,237)

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 High Yield Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 99.4%†
	Asset-Backed Securities 2.6%
	Airlines 0.9%
	American Airlines Pass-Through Trust
	Series 2001-1, Class A1 6.977%, due 11/23/22	$935,985	$739,427
	Series 2001-1, Class C 7.379%, due 5/23/16	637,629	548,361
	Continental Airlines, Inc. 9.558%, due 3/1/21	868,435	790,276
			2,078,064
	Home Equity 1.4%
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.291%, due 4/25/37 (a)	460,495	408,435
	GSAA Home Equity Trust
	Series 2006-18, Class AV1 0.301%, due 11/25/36 (a)	609,756	513,528
	Series 2007-5, Class 2A1A 0.351%, due 5/25/37 (a)	1,115,533	739,392
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.361%, due 4/25/37 (a)	1,191,751	917,460
	Morgan Stanley ABS Capital I, Inc. Series 2006-HE8, Class A2B 0.331%, due 10/25/36 (a)	490,000	427,116
			3,005,931
	Student Loans ABS 0.3%
	Rutland Rated Investments Series DRYD-1A, Class A1AL 0.603%, due 6/20/13 (a)(b)(c)(d)	750,000	588,547

	Total Asset-Backed Securities (Cost $4,781,600)		5,672,542

	Corporate Bonds 66.7%
	Advertising 0.2%
	Lamar Media Corp. 7.25%, due 1/1/13	500,000	500,000

	Aerospace & Defense 3.0%
	Alliant Techsystems, Inc. 6.75%, due 4/1/16 (e)(f)	2,200,000	2,194,500
	DRS Technologies, Inc. 6.875%, due 11/1/13 (e)(f)	2,200,000	2,245,797
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (e)(f)	2,200,000	2,227,500
			6,667,797
	Airlines 2.3%
	American Airlines, Inc. 7.377%, due 5/23/19	211,383	169,107
	Continental Airlines, Inc.
	7.875%, due 7/2/18	323,803	288,184
	9.798%, due 4/1/21	1,464,196	1,325,097
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (b)	2,235,000	2,313,225
	Northwest Airlines, Inc. 7.027%, due 11/1/19	1,006,041	885,316
			4,980,929
	Apparel 1.0%
	Levi Strauss & Co. 9.75%, due 1/15/15 (f)	2,000,000	2,090,000

	Auto Manufacturers 6.3%
	Ford Holdings LLC 9.30%, due 3/1/30	2,230,000	2,207,700
¤	Ford Motor Co.
	6.375%, due 2/1/29	330,000	254,925
	6.625%, due 10/1/28	5,015,000	3,886,625
	7.125%, due 11/15/25	330,000	273,900
	7.45%, due 7/16/31	725,000	645,250
	7.50%, due 8/1/26	500,000	417,500
	8.90%, due 1/15/32	410,000	371,050
	9.98%, due 2/15/47	2,000,000	2,000,000
¤	General Motors Corp.
	7.375%, due 5/23/48 (g)	350,000	91,000
	8.375%, due 7/15/33 (g)	11,275,000	3,157,000
	8.80%, due 3/1/21 (g)	488,000	129,320
	9.40%, due 7/15/21 (g)	2,000,000	530,000
			13,964,270
	Auto Parts & Equipment 0.4%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	845,000	916,825

	Banks 4.0%
	BAC Capital Trust XIV 5.63%, due 12/31/49	1,000,000	710,000
	Bank of America Corp. 8.00%, due 12/29/49	504,000	478,523
	Capital One Capital IV 6.745%, due 2/17/37 (f)	2,975,000	2,484,125
	Fifth Third Capital Trust IV 6.50%, due 4/15/67	2,000,000	1,535,000
	SunTrust Bank 7.25%, due 3/15/18 (f)	2,000,000	2,117,924
	Wachovia Capital Trust III 5.80%, due 3/29/49	1,000,000	773,100
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	770,000	777,700
			8,876,372
	Beverages 1.0%
	Constellation Brands, Inc. 8.125%, due 1/15/12 (e)(f)	2,200,000	2,200,000

	Building Materials 2.1%
	Nortek, Inc. 11.00%, due 12/1/13	2,018,933	2,119,880
	U.S. Concrete, Inc. 8.375%, due 4/1/14	1,645,000	1,143,275
	USG Corp. 6.30%, due 11/15/16	1,625,000	1,438,125
			4,701,280
	Chemicals 1.0%
	Hexion Finance Escrow LLC/Hexion Escrow Corp. 8.875%, due 2/1/18 (b)	800,000	771,000
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 9.75%, due 11/15/14	500,000	483,750
	Innophos, Inc. 8.875%, due 8/15/14	820,000	836,400
			2,091,150
	Coal 1.0%
	Arch Western Finance LLC 6.75%, due 7/1/13 (e)(f)	2,260,000	2,237,400

	Commercial Services 3.0%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	1,005,000	954,750
	Corrections Corp. of America 6.25%, due 3/15/13 (e)(f)	2,200,000	2,205,500
	Iron Mountain, Inc. 7.75%, due 1/15/15 (e)(f)	2,200,000	2,216,500
	United Rentals North America, Inc.
	7.00%, due 2/15/14	230,000	214,187
	7.75%, due 11/15/13	980,000	954,275
			6,545,212
	Computers 0.5%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	1,030,000	1,068,625

	Diversified Financial Services 5.9%
	American General Finance Corp. 5.625%, due 8/17/11	645,000	590,855
	American Real Estate Partners, L.P./American Real Estate Finance Corp. 4.00%, due 8/15/13 (a)(b)	1,125,000	995,625
¤	CIT Group, Inc.
	7.00%, due 5/1/13	565,961	516,439
	7.00%, due 5/1/14	848,941	759,802
	7.00%, due 5/1/15	848,941	738,579
	7.00%, due 5/1/16	1,414,904	1,216,817
	7.00%, due 5/1/17	1,980,867	1,688,689
	General Electric Capital Corp. 6.375%, due 11/15/67 (a)	1,000,000	878,750
¤	GMAC LLC
	7.00%, due 2/1/12	1,000,000	990,325
	8.00%, due 11/1/31	3,645,000	3,468,371
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,480,000	1,248,750
			13,093,002
	Electric 2.1%
	Edison Mission Energy 7.50%, due 6/15/13	1,100,000	1,045,000
¤	Energy Future Holdings Corp.
	6.55%, due 11/15/34	2,505,000	1,315,458
	11.25%, due 11/1/17 (h)	3,033,782	2,229,830
			4,590,288
	Entertainment 1.5%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	1,045,000	928,744
	Mohegan Tribal Gaming Authority
	7.125%, due 8/15/14 (f)	1,000,000	772,500
	8.00%, due 4/1/12	200,000	184,250
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	1,495,000	1,382,875
			3,268,369
	Environmental Controls 1.0%
	Allied Waste North America, Inc. 5.75%, due 2/15/11 (e)(f)	2,200,000	2,290,174

	Food 1.1%
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (b)	940,000	822,500
	Smithfield Foods, Inc. 7.00%, due 8/1/11	1,610,000	1,610,000
			2,432,500
	Forest Products & Paper 0.9%
	Boise Cascade LLC 7.125%, due 10/15/14	1,440,000	1,306,800
	NewPage Corp. 10.00%, due 5/1/12 (f)	1,000,000	657,500
			1,964,300
	Health Care - Products 0.6%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (e)(f)	1,165,000	1,223,250

	Health Care - Services 0.9%
	HCA, Inc. 6.50%, due 2/15/16	2,200,000	2,024,000

	Home Builders 0.7%
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (b)	1,440,000	1,533,600

	Insurance 2.5%
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	1,450,000	1,471,612
¤	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (b)	3,000,000	2,580,000
	Lincoln National Corp. 7.00%, due 5/17/66	1,840,000	1,541,000
			5,592,612
	Iron & Steel 0.9%
	California Steel Industries, Inc. 6.125%, due 3/15/14	2,100,000	1,995,000

	Lodging 3.0%
	Boyd Gaming Corp. 7.75%, due 12/15/12 (f)	1,000,000	1,005,000
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	619,500
	10.00%, due 12/15/18	181,000	143,895
	10.75%, due 2/1/16	791,000	654,552
	Mandalay Resort Group 6.375%, due 12/15/11	1,330,000	1,273,475
¤	MGM Mirage, Inc.
	5.875%, due 2/27/14	660,000	549,450
	6.625%, due 7/15/15	1,320,000	1,092,300
	7.50%, due 6/1/16	1,470,000	1,227,450
			6,565,622
	Machinery - Construction & Mining 1.0%
	Terex Corp. 7.375%, due 1/15/14 (e)(f)	2,200,000	2,205,500

	Media 1.1%
	CCH II LLC/CCH II Capital Corp. 13.50%, due 11/30/16	1,441,111	1,732,936
	Clear Channel Communications, Inc.
	6.875%, due 6/15/18	945,000	491,400
	7.25%, due 10/15/27	575,000	267,375
			2,491,711
	Metal Fabricate & Hardware 0.4%
	Aleris International, Inc. 9.00%, due 12/15/14 (g)(h)	930,000	9,300
	Mueller Water Products, Inc. 7.375%, due 6/1/17	875,000	787,500
			796,800
	Mining 2.5%
¤	Century Aluminum Co. 8.00%, due 5/15/14	3,080,500	3,057,396
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (e)(f)	2,200,000	2,392,500
			5,449,896
	Miscellaneous - Manufacturing 1.5%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	1,485,000	1,403,325
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	1,975,000	1,979,937
			3,383,262
	Oil & Gas 3.0%
	Chesapeake Energy Corp. 6.875%, due 1/15/16 (e)(f)	2,200,000	2,167,000
	Frontier Oil Corp. 6.625%, due 10/1/11 (e)(f)	2,200,000	2,200,000
	Tesoro Corp. 6.25%, due 11/1/12 (e)(f)	2,200,000	2,216,500
			6,583,500
	Oil & Gas Services 0.9%
	Hornbeck Offshore Services, Inc. Class B 6.125%, due 12/1/14 (e)(f)	2,000,000	1,905,000

	Packaging & Containers 2.7%
	Ball Corp. 6.875%, due 12/15/12 (e)(f)	1,050,000	1,060,500
	Crown Americas LLC / Crown Americas Capital Corp. 7.625%, due 11/15/13 (e)(f)	880,000	907,500
	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14 (e)(f)	2,200,000	2,222,000
	Smurfit-Stone Container Enterprises, Inc. 8.00%, due 3/15/17 (f)(g)	2,000,000	1,665,000
			5,855,000
	Pipelines 0.8%
	Dynegy Holdings, Inc. 8.75%, due 2/15/12 (e)(f)	545,000	557,263
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.50%, due 7/15/16	150,000	153,375
	Williams Partners L.P./Williams Partners Finance Corp. 7.50%, due 6/15/11 (e)(f)	1,000,000	1,059,209
			1,769,847
	Real Estate Investment Trusts 0.7%
	iStar Financial, Inc. 5.875%, due 3/15/16	675,000	428,625
	Ventas Realty L.P./Ventas Capital Corp. 6.75%, due 6/1/10 (d)(e)(f)	1,000,000	1,010,483
			1,439,108
	Retail 2.4%
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (h)	2,107,751	2,049,788
¤	Nordstrom, Inc. 6.25%, due 1/15/18 (f)	3,000,000	3,280,278
			5,330,066
	Telecommunications 2.2%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	985,000	691,963
	American Tower Corp. 7.00%, due 10/15/17 (e)(f)	1,100,000	1,222,375
	Frontier Communications Corp. 7.05%, due 10/1/46	1,140,000	883,500
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14	160,000	161,000
	Viasat, Inc. 8.875%, due 9/15/16 (b)	1,900,000	1,942,750
	Windstream Holding of the Midwest, Inc. 6.75%, due 4/1/28	60,000	50,323
			4,951,911
	Transportation 0.6%
	Bristow Group, Inc. 6.125%, due 6/15/13 (f)	100,000	99,500
	KAR Holdings, Inc. 10.00%, due 5/1/15	43,000	45,580
	PHI, Inc. 7.125%, due 4/15/13	1,100,000	1,089,000
			1,234,080
	Total Corporate Bonds (Cost $129,192,193)		146,808,258

	Foreign Bonds 9.4%
	Banks 1.9%
	EGG Banking PLC 6.875%, due 12/29/21	£1,000,000	1,314,000
	HT1 Funding GmbH 6.352%, due 7/29/49	€2,250,000	1,840,578
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	$1,000,000	1,109,199
			4,263,777
	Building Materials 0.2%
	PERI GmbH 5.625%, due 12/15/11	350,000	490,127

	Chemicals 0.6%
	Huntsman International LLC Series Reg S 6.875%, due 11/15/13	€1,000,000	1,268,647

	Diversified Financial Services 1.6%
	American General Finance Corp. 4.125%, due 11/29/13	1,500,000	1,554,015
	General Motors Acceptance Corp. of Canada, Ltd. 6.00%, due 5/23/12	405,000	547,494
	SLM Corp. 4.75%, due 3/17/14	1,100,000	1,357,383
			3,458,892
	Electric 1.0%
	Intergen N.V.
	8.50%, due 6/30/17	500,000	720,980
	Series Reg S 9.50%, due 6/30/17	875,000	1,475,616
			2,196,596
Forest Products & Paper 0.4%
Norske Skogindustrier A.S.A. 7.00%, due 6/26/17	905,000	825,019

Home Builders 0.6%
Taylor Wimpey PLC 8.425%, due 5/24/19 (a)	£826,181	1,261,221

Insurance 0.9%
American International Group, Inc.
Series A2 5.75%, due 3/15/67 (a)	$1,000,000	839,213
Series Reg S 8.625%, due 5/22/38 (a)	1,000,000	1,063,004
		1,902,217
Leisure Time 1.1%
Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	1,050,000	1,346,637
TUI A.G. 5.125%, due 12/10/12	1,000,000	1,206,254
		2,552,891
Mining 0.4%
Fortescue Metals Group, Ltd. Series Reg S 9.75%, due 9/1/13	650,000	946,376

Telecommunications 0.7%
Softbank Corp. 7.75%, due 10/15/13	600,000	836,059
Virgin Media Finance PLC 9.50%, due 8/15/16	500,000	746,976
		1,583,035
Total Foreign Bonds (Cost $18,559,069)		20,748,798

Loan Assignments & Participations 8.2% (i)
Aerospace & Defense 0.5%
BE Aerospace, Inc. Term Loan B 5.75%, due 7/28/14	399,511	401,793
Hawker Beechcraft Acquisition Co. LLC
Term Loan 2.236%, due 3/26/14	932,682	702,176
LC Facility Deposits 2.251%, due 3/26/14	55,330	41,656
		1,145,625
Biotechnology 0.3%
Life Technologies Corp. Term Loan B 5.25%, due 11/20/15	610,375	612,282

Chemicals, Plastics & Rubber 0.5%
Lyondell Chemical Co.
Dutch Tranche A Dollar Term Loan 3.731%, due 12/20/13	27,232	19,653
Dutch Tranche Revolving Credit Loan 3.731%, due 12/22/14	12,031	8,682
U.S. Tranche A Dollar Term Loan 3.731%, due 12/22/14 (g)	85,958	62,034
U.S. Tranche Primary Revolving Credit Loan 3.731%, due 12/22/14 (g)	45,116	32,559
German Tranche B-1 Euro Term Loan 3.981%, due 12/22/14	34,540	24,926
German Tranche B-2 Euro Term Loan 3.981%, due 12/22/14	34,540	24,926
German Tranche B-3 Euro Term Loan 3.981%, due 12/22/14	34,540	24,926
DIP Term Loan Roll-Up 5.793%, due 4/6/10	266,950	279,130
U.S. Tranche B-1 Dollar Term Loan 7.00%, due 12/22/14 (g)	149,877	108,161
U.S. Tranche B-2 Dollar Term Loan 7.00%, due 12/22/14 (g)	149,877	108,161
U.S. Tranche B-3 Dollar Term Loan 7.00%, due 12/22/14 (g)	149,877	108,161
DIP Term Loan 9.168%, due 4/6/10 (j)	178,345	189,513
		990,832
Commercial Services 1.2%
Aramark Corp.
Synthetic Letter of Credit 0.12%, due 1/27/14	88,868	85,104
Term Loan 2.126%, due 1/27/14	1,351,314	1,294,086
World Color (USA) Corp. Exit Term Loan 9.00%, due 7/23/12	1,170,757	1,181,489
		2,560,679
Computers 0.4%
SunGard Data Systems, Inc. Tranche B 3.898%, due 2/26/16	982,278	963,861

Electric 0.4%
Texas Competitive Electric Holdings Co. LLC Term Loan B1 3.775%, due 10/10/14	1,086,111	887,292

Energy - Alternate Sources 0.7%
Covanta Energy Corp.
Synthetic Letter of Credit 0.151%, due 2/28/14	499,025	482,183
Term Loan B 1.75%, due 2/10/14	985,770	952,501
		1,434,684
Entertainment 0.4%
Isle of Capri Casinos, Inc.
New Delayed Draw Term Loan A 1.981%, due 11/25/13	171,629	169,483
New Delayed Draw Term Loan B 1.981%, due 11/25/13	195,143	192,703
New Term Loan B 2.001%, due 11/25/13	487,857	481,759
		843,945
Forest Products & Paper 0.7%
Domtar Corp. Tranche B Term Loan 1.608%, due 3/7/14	574,675	565,050
Georgia-Pacific Corp. New Term Loan B 2.256%, due 12/23/12	1,009,535	987,956
		1,553,006
Media 1.0%
Charter Communications Operating LLC Replacement Term Loan 2.26%, due 3/6/14	2,454,925	2,282,056

Metal Fabricate & Hardware 0.3%
Aleris International, Inc.
USD German C1 Non Roll-Up 4.25%, due 12/19/13 (g)	313,148	239,559
USD Term Loan B1 Non Roll-Up 4.25%, due 12/19/13 (g)	225,783	9,031
DIP Term Loan 6.215%, due 2/15/10 (j)	198,054	205,045
U.S. Roll-Up DIP 12.50%, due 2/15/10	488,485	271,923
		725,558
Oil & Gas 0.7%
Hercules Offshore LLC Term Loan B 6.00%, due 7/11/13	812,881	771,018
Precision Drilling Corp. Tranche B-1 Term Loan 8.25%, due 9/30/14	859,921	865,295
		1,636,313
Telecommunications 0.4%
MetroPCS Wireless, Inc. Term Loan B 2.54%, due 11/4/13	891,183	859,486

Transportation 0.7%
Orbitz Worldwide, Inc. Term Loan 3.241%, due 7/25/14	815,827	774,220
Travelport LLC Term Loan C 10.50%, due 8/23/13	766,150	766,150
		1,540,370
Total Loan Assignments & Participations (Cost $17,555,969)		18,035,989

	Mortgage-Backed Securities 2.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.5%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.475%, due 11/25/35 (a)	1,142,472	928,701
	Series 2007-2, Class A4 5.689%, due 4/10/49 (a)	600,000	535,937
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38	590,000	570,189
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	590,000	591,301
	Greenpoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.361%, due 4/25/47 (a)	1,430,742	1,017,585
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.805%, due 8/10/45 (a)	635,000	552,132
	Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 3.101%, due 8/25/34 (a)	1,104,870	879,197
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (c)	702,331	532,154

	Total Mortgage-Backed Securities (Cost $5,001,597)		5,607,196

	Yankee Bonds 10.0% (k)
	Biotechnology 1.0%
	FMC Finance III S.A. 6.875%, due 7/15/17 (e)(f)	2,100,000	2,168,250

	Commercial Services 0.1%
	Ashtead Holdings PLC 8.625%, due 8/1/15 (b)	150,000	150,000

	Forest Products & Paper 0.2%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (b)	1,050,000	561,750

	Home Builders 0.4%
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15 (f)	1,000,000	980,000

	Leisure Time 0.8%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (f)	2,000,000	1,747,500

	Mining 3.6%
	FMG Finance Property, Ltd. 10.00%, due 9/1/13 (b)	945,000	999,338
¤	Novelis, Inc. 7.25%, due 2/15/15	3,545,000	3,358,887
	Teck Resources, Ltd. 6.125%, due 10/1/35	4,000,000	3,580,000
			7,938,225
	Miscellaneous - Manufacturing 0.5%
	Bombardier, Inc. 8.00%, due 11/15/14 (b)(e)(f)	1,050,000	1,094,625

	Oil & Gas 1.1%
	Compton Petroleum Finance Corp. 7.625%, due 12/1/13	1,665,000	1,336,162
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (b)	1,260,000	1,165,500
			2,501,662
	Oil & Gas Services 1.0%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15 (e)(f)	2,200,000	2,183,500

	Telecommunications 1.3%
	Nordic Telephone Co. 8.875%, due 5/1/16 (b)	1,000,000	1,065,000
	Satelites Mexicanos S.A. de C.V. 9.001%, due 11/30/11 (a)	1,865,000	1,739,113
			2,804,113
	Total Yankee Bonds (Cost $18,576,013)		22,129,625

	Total Long-Term Bonds (Cost $193,666,441)		219,002,408

		Shares	Value
	Common Stocks 1.4%
	Building Materials 0.0%‡
	Nortek, Inc. (l)	2,010	79,395

	Diversified Financial Services 1.4%
	CIT Group, Inc. (l)	64,914	2,065,564
	Citigroup, Inc. (l)	281,461	934,452
			3,000,016
	Total Common Stocks (Cost $2,216,650)		3,079,411

		Principal Amount	Value
	Short-Term Investment 10.4%
	Repurchase Agreement 10.4%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $22,848,929 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $23,310,000 and a Market Value of $23,310,000)	$22,848,910	22,848,910

	Total Short-Term Investment (Cost $22,848,910)		22,848,910

	Total Investments, Before Investments Sold Short (Cost $218,732,001) (m)	111.2%	244,930,729

	Investments Sold Short (13.6%)
	Corporate Bonds Sold Short (7.2%)
	Apparel (0.9%)
	Levi Strauss & Co. 9.75%, due 1/15/15	(2,000,000)	(2,090,000)

	Banks (1.0%)
	SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,117,925)

	Entertainment (0.8%)
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(772,500)
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	(1,000,000)	(985,000)
			(1,757,500)
	Food (0.4%)
	Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(975,000)

	Forest Products & Paper (0.3%)
	NewPage Corp. 10.00%, due 5/1/12	(1,000,000)	(657,500)

	Lodging (0.9%)
	Boyd Gaming Corp. 7.75%, due 12/15/12	(2,000,000)	(2,010,000)

	Media (0.6%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,236,997)

	Packaging & Containers (0.8%)
	Smurfit-Stone Container Enterprises, Inc. 8.00%, due 3/15/17	(2,000,000)	(1,665,000)

	Retail (1.5%)
	Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,280,278)

	Total Corporate Bonds Sold Short (Proceeds $15,395,941)		(15,790,200)

	U.S. Government Sold Short (4.1%)
	United States Treasury Note (4.1%) 3.50%, due 2/15/18	(9,000,000)	(9,111,798)

	Total U.S. Government Sold Short (Proceeds $8,942,634)		(9,111,798)

	Yankee Bonds Sold Short (2.3%) (k)
	Home Builders (0.4%)
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15	(1,000,000)	(980,000)

	Leisure Time (0.8%)
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(1,747,500)

	Mining (1.1%)
	Teck Resources, Ltd. 10.75%, due 5/15/19	(2,055,000)	(2,419,762)

	Total Yankee Bonds Sold Short (Proceeds $4,779,105)		(5,147,262)

	Total Investments Sold Short (Proceeds $29,117,680)	(13.6)%	(30,049,260)

	Total Investments, Net of Investments Sold Short (Cost $189,614,321)	97.6	214,881,469

	Other Assets, Less Liabilities	2.4	5,289,969
	Net Assets	100.0%	$220,171,438

¤	Among the Fund's 10 largest issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at January 31, 2010 is $1,120,701, which represents 0.5% of the Fund's net assets.
(d)	Fair valued security. The total market value of these securities at January 31, 2010 is $1,599,030, which represents 0.7% of the Fund's net assets.
(e)
Operationally illiquid security - The total market value of these securities at January 31, 2010 is $45,612,826, which represents 20.7% of the Fund's net assets. The Fund is unable to sell these securities as they are pledged collateral for the benefit of Lehman Brothers International Europe.

(f)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(g)	Issue in default.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	At January 31, 2010, cost is $218,738,926 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$28,847,213
Gross unrealized depreciation	(2,655,410)
Net unrealized appreciation	$26,191,803

The following abbreviations are used in the above portfolio:
€	-Euro
£	-Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$5,083,995	$588,547	$5,672,542
Corporate Bonds (c)	—	145,797,775	1,010,483	146,808,258
Foreign Bonds	—	20,748,798	—	20,748,798
Loan Assignments & Participations	—	18,035,989	—	18,035,989
Mortgage-Backed Securities	—	5,607,196	—	5,607,196
Yankee Bonds	—	22,129,625	—	22,129,625

Total Long-Term Bonds	—	217,403,378	1,599,030	219,002,408
Common Stocks	3,079,411	—	—	3,079,411
Short-Term Investment
Repurchase Agreement	—	22,848,910	—	22,848,910
Total Investments in Securities	3,079,411	240,252,288	1,599,030	244,930,729
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	632,638	—	632,638
Total Investments in Securities and Other Financial Instruments	$3,079,411	$240,884,926	$1,599,030	$245,563,367

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The level 3 security valued at $588,547 is held in Student Loans ABS within the Asset-Backed Securities section of the Portfolio of Investments.
(c) The level 3 security valued at $1,010,483 is held in Real Estate Investment Trusts within the Corporate Bonds section of the Portfolio of Investments
(d) The value listed for these securities represents unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Corporate Bonds Sold Short	$—	$(15,790,200)	$—	$(15,790,200)
U.S. Government Sold Short	—	(9,111,798)	—	(9,111,798)
Yankee Bonds Sold Short	—	(5,147,262)	—	(5,147,262)
Total Investments Sold Short	—	(30,049,260)	—	(30,049,260)
Other Financial Instruments
Foreign Currency Forward Contracts (a)	—	(124,334)	—	(124,334)
Total Other Financial Instruments	$—	$(30,173,594)	$—	$(30,173,594)

(a) The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2010
Long-Term Bonds
Assets-Backed Securities
Student Loans ABS	$530,107	$10,892	$-	$47,548	$-	$-	$-	$-	$588,547	$47,548
Corporate Bonds
Real Estate Investment Trusts	1,012,954	(1,516)	-	(955)	-	-	-	-	1,010,483	(955)
Total	$1,543,061	$9,376	$-	$46,593	$-	$-	$-	$-	$1,599,030	$46,593

130/30 High Yield

As of January 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 3/5/10	Chase Manhattan	USD	15,118,845	EUR	10,500,000	USD	561,753
Japanese Yen vs. U.S. Dollar, expiring 3/5/10	Sumitomo Mitsui Banking Corp.		5,415,475	JPY	500,000,000		(124,334)
Pound Sterling vs. U.S. Dollar, expiring 3/5/10	Royal Bank of Canada		7,262,460	GBP	4,500,000		70,885
Net unrealized appreciation on foreign currency forward contracts						USD	508,304

MainStay 130/30 High Yield Fund

As of January 31, 2010, the Fund held the following foreign currencies:

			Currency		Cost		Value
Euro		EUR	518,578	USD	744,513	USD	719,008
Pound Sterling		GBP	721,782		1,165,942		1,153,769
Total				USD	1,910,455	USD	1,872,777

MainStay 130/30 International Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Shares	Value
	Common Stocks 129.1%†
	Australia 10.6%
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks) (a)	14,825	$283,567
	BGP Holdings PLC (Diversified Financial Services) (b)	106,339	9
¤	BHP Billiton, Ltd. (Metals & Mining) (a)	51,627	1,789,318
	BlueScope Steel, Ltd. (Metals & Mining)	9,798	22,575
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)(c)	10,384	82,309
	Challenger Financial Services Group, Ltd. (Diversified Financial Services) (a)	66,853	240,408
	Coca-Cola Amatil, Ltd. (Beverages) (a)	10,860	104,780
	Commonwealth Bank of Australia (Commercial Banks) (a)	17,014	797,368
	Consolidated Media Holdings, Ltd. (Media) (a)	106,318	282,552
	David Jones, Ltd. (Multiline Retail) (a)	20,480	85,924
	Downer EDI, Ltd. (Commercial Services & Supplies) (a)	84,374	618,200
	G.U.D Holdings, Ltd. (Household Durables)	6,420	52,762
	Goodman Fielder, Ltd. (Food Products) (a)	372,335	512,479
	Independence Group NL (Metals & Mining)	17,336	63,624
	Iress Market Technology, Ltd. (IT Services) (a)	14,755	101,951
	JB Hi-Fi, Ltd. (Specialty Retail) (a)	6,992	124,244
	Kingsgate Consolidated, Ltd. (Metals & Mining) (a)	53,290	432,729
	Macquarie Airports (Transportation Infrastructure) (a)	109,779	268,831
	Macquarie Atlas Roads Group (Transportation Infrastructure) (c)	85,165	69,314
	Macquarie Group, Ltd. (Capital Markets) (a)	14,528	640,097
	Macquarie Infrastructure Group (Transportation Infrastructure) (a)	425,827	456,140
	Metcash, Ltd. (Food & Staples Retailing) (a)	114,542	427,723
	Monadelphous Group, Ltd. (Construction & Engineering) (a)	30,435	344,732
	National Australia Bank, Ltd. (Commercial Banks) (a)	43,013	998,305
	New Hope Corp, Ltd. (Oil, Gas & Consumable Fuels) (a)	25,338	99,730
	OZ Minerals, Ltd. (Metals & Mining) (c)	37,150	34,806
	Rio Tinto, Ltd. (Metals & Mining) (a)	18,450	1,101,467
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	194,717	160,218
	TABCORP Holdings, Ltd. (Hotels, Restaurants & Leisure)	12,781	79,371
	Toll Holdings, Ltd. (Air Freight & Logistics) (a)	102,464	776,674
	Wesfarmers, Ltd. (Food & Staples Retailing)	1,759	42,507
	Westpac Banking Corp. (Commercial Banks) (a)	11,554	242,755
	Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	18,836	110,287
			11,447,756
	Austria 2.4%
	Andritz A.G. (Machinery) (a)	11,537	642,550
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	18,176	715,846
	Strabag SE (Construction & Engineering) (a)	9,358	252,667
	Voestalpine A.G. (Metals & Mining) (a)	22,669	787,370
	Zumtobel A.G. (Electrical Equipment) (c)	9,164	194,676
			2,593,109
	Bermuda 1.4%
	Digital China Holdings, Ltd. (Electronic Equipment & Instruments)	120,000	190,007
	Hiscox, Ltd. (Insurance) (a)	39,875	218,312
	Jardine Matheson Holdings, Ltd. (Industrial Conglomerates) (a)	16,000	478,147
	Mongolia Energy Co., Ltd. (Oil, Gas & Consumable Fuels) (c)	21,000	10,253
	VTech Holdings, Ltd. (Communications Equipment) (a)	68,000	668,959
			1,565,678
	Cayman Islands 0.4%
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments) (a)	103,500	439,600
	Lee & Man Paper Manufacturing, Ltd. (Paper & Forest Products)	91,200	52,329
			491,929
	Denmark 0.3%
	D/S Norden (Marine)	1,527	66,182
	East Asiatic Co., Ltd. A/S (Food Products)	3,324	104,753
	H Lundbeck A/S (Pharmaceuticals) (a)	7,987	149,034
			319,969
	Finland 1.0%
	Cramo Oyj (Trading Companies & Distributors)	3,680	72,484
	Nokia Oyj (Communications Equipment)	3,038	41,936
	Outotec Oyj (Construction & Engineering) (a)	25,259	846,606
	Wartsila Oyj (Machinery)	2,118	98,934
			1,059,960
	France 11.7%
	BNP Paribas S.A. (Commercial Banks) (a)	19,412	1,382,436
	Bouygues S.A. (Construction & Engineering) (a)	8,571	423,399
	CNP Assurances (Insurance) (a)	4,931	436,103
	Credit Agricole S.A. (Commercial Banks) (a)	44,815	699,422
	France Telecom S.A. (Diversified Telecommunication Services) (a)	22,867	525,778
	Groupe Steria SCA (IT Services) (a)	5,782	167,432
	Havas S.A. (Media) (a)	77,442	339,859
	Legrand S.A. (Electrical Equipment)	19,321	557,385
	Nexity (Household Durables) (a)	14,007	510,850
	Peugeot S.A. (Automobiles) (a)(c)	17,012	548,868
	Rallye S.A. (Food & Staples Retailing) (a)	9,570	335,556
	Renault S.A. (Automobiles) (a)(c)	10,729	506,265
¤	Sanofi-Aventis (Pharmaceuticals) (a)	22,173	1,635,816
¤	Total S.A. (Oil, Gas & Consumable Fuels) (a)	26,163	1,519,635
	Valeo S.A. (Auto Components) (c)	22,824	746,748
	Vallourec S.A. (Machinery) (a)	5,667	977,573
	Vinci S.A. (Construction & Engineering) (a)	8,988	478,849
	Vivendi S.A. (Media) (a)	32,181	833,105
			12,625,079
	Germany 8.5%
	Aareal Bank A.G. (Thrifts & Mortgage Finance) (c)	9,447	167,676
	Allianz SE (Insurance) (a)	4,070	450,547
	Aurubis A.G. (Metals & Mining) (a)	5,360	215,837
	BASF A.G. (Chemicals) (a)	23,599	1,338,081
	Bayer A.G. (Pharmaceuticals)	2,668	181,754
	Bijou Brigitte A.G. (Textiles, Apparel & Luxury Goods)	685	129,444
	Bilfinger Berger A.G. (Construction & Engineering) (a)	10,608	763,147
	Demag Cranes A.G. (Machinery)	1,561	48,957
	Deutsche Bank A.G. (Capital Markets) (a)	14,873	905,483
	E.ON A.G. (Electric Utilities)	14,481	531,694
	Hannover Rueckversicherung A.G. (Insurance) (c)	6,933	320,512
	Lanxess A.G. (Chemicals)	18,153	687,959
	MTU Aero Engines Holding A.G. (Aerospace & Defense) (a)	15,301	795,405
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance) (a)	6,717	1,007,651
	RWE A.G. (Multi-Utilities) (a)	11,024	976,983
	Siemens A.G. (Industrial Conglomerates) (a)	2,717	243,462
	SMA Solar Technology A.G. (Electrical Equipment) (a)	3,298	388,378
			9,152,970
	Greece 1.1%
	Hellenic Exchanges S.A. (Diversified Financial Services)	35,779	379,487
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	12,640	175,376
	National Bank of Greece S.A. (Commercial Banks) (c)	28,409	615,619
			1,170,482
	Hong Kong 1.7%
	BOC Hong Kong Holdings, Ltd. (Commercial Banks)	80,500	167,535
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels) (a)	455,000	642,118
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment) (a)	430,000	463,756
	Guangdong Investment, Ltd. (Water Utilities)	68,000	34,740
	Hang Lung Group, Ltd. (Real Estate Management & Development)	29,000	129,803
	Hopewell Holdings, Ltd. (Real Estate Management & Development) (a)	500	1,510
	Hutchison Whampoa, Ltd. (Industrial Conglomerates)	13,000	88,406
	Hysan Development Co., Ltd. (Real Estate Management & Development)	32,000	80,234
	Industrial and Commercial Bank of China Asia, Ltd. (Commercial Banks)	90,000	175,178
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	3,500	38,084
	Wheelock & Co, Ltd. (Real Estate Management & Development)	10,000	26,065
			1,847,429
	Italy 5.9%
	Atlantia S.p.A (Transportation Infrastructure)	14,090	350,999
	Autostrada Torino-Milano S.p.A (Transportation Infrastructure)	9,554	131,505
	Azimut Holding S.p.A (Capital Markets)	34,942	428,853
	CIR-Compagnie Industriali Riunite S.p.A. (Industrial Conglomerates) (a)(c)	281,236	652,343
	Enel S.p.A. (Electric Utilities) (a)	192,004	1,036,991
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (a)	56,751	1,321,825
	MediaSet S.p.A. (Media) (a)	106,323	805,113
	Parmalat S.p.A (Food Products) (a)	262,771	657,442
	Prysmian S.p.A (Electrical Equipment) (a)	32,997	600,890
	Recordati S.p.A. (Pharmaceuticals) (a)	47,327	340,887
			6,326,848
	Japan 28.2%
	Accordia Golf Co., Ltd. (Hotels, Restaurants & Leisure)	47	47,589
	Acom Co., Ltd. (Consumer Finance)	4,160	71,689
	ADEKA Corp. (Chemicals)	14,000	134,515
	Aisin Seiki Co., Ltd. (Auto Components) (a)	17,900	471,615
	Alps Electric Co., Ltd. (Electronic Equipment & Instruments) (a)(c)	125,600	715,105
	Astellas Pharma, Inc. (Pharmaceuticals) (a)	19,900	733,571
	Canon, Inc. (Office Electronics) (a)	4,500	176,118
	Citizen Holdings Co., Ltd. (Electronic Equipment & Instruments)	64,900	428,072
	Daiichikosho Co., Ltd. (Media)	9,100	113,411
	Daiwa Securities Group, Inc. (Capital Markets)	18,000	89,742
	DCM Japan Holdings Co., Ltd. (Specialty Retail)	9,300	56,015
	DENSO Corp. (Auto Components) (a)	18,600	545,633
	East Japan Railway Co. (Road & Rail) (a)	4,600	308,813
	EDION Corp. (Specialty Retail) (a)	54,100	564,383
	EXEDY Corp. (Auto Components) (a)	13,500	299,722
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	800	12,217
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	2,400	76,872
	Fujikura, Ltd. (Electrical Equipment) (a)	153,000	821,115
	Hanwa Co., Ltd. (Trading Companies & Distributors) (a)	113,000	416,624
	Hino Motors, Ltd. (Machinery) (a)(c)	31,000	116,290
	Hitachi, Ltd. (Electronic Equipment & Instruments) (c)	56,000	191,926
	Honda Motor Co., Ltd. (Automobiles) (a)	15,500	525,915
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	3,800	243,185
	INPEX Corp. (Oil, Gas & Consumable Fuels) (a)	66	482,278
	IT Holdings Corp. (IT Services)	15,900	178,931
	JTEKT Corp. (Machinery) (a)	35,900	406,917
	Kagoshima Bank, Ltd. (The) (Commercial Banks)	8,000	57,282
	KANEKA Corp. (Chemicals) (a)	41,000	265,087
	Kansai Electric Power Co., Inc. (The) (Electric Utilities)	3,100	70,676
	Kao Corp. (Household Products)	5,000	120,837
	Kayaba Industry Co., Ltd. (Auto Components) (c)	26,000	84,284
	KDDI Corp. (Wireless Telecommunication Services) (a)	163	859,596
	KEIHIN Corp. (Auto Components)	4,700	72,686
	Keiyo Bank, Ltd. (The) (Commercial Banks) (a)	11,000	51,552
	Kyocera Corp. (Electronic Equipment & Instruments) (a)	1,900	176,057
	LINTEC Corp. (Chemicals) (a)	11,800	226,728
	Marubeni Corp. (Trading Companies & Distributors) (a)	142,000	823,279
	Marui Group Co., Ltd. (Multiline Retail) (a)	56,700	351,637
	MINEBEA Co., Ltd. (Machinery)	35,000	185,106
	Miraca Holdings, Inc. (Health Care Providers & Services) (a)	18,800	562,712
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (a)	39,800	204,779
	MITSUI & Co., Ltd. (Trading Companies & Distributors) (a)	72,200	1,055,220
	Mitsui Chemicals, Inc. (Chemicals) (a)	302,000	808,903
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	34,000	574,601
	Morinaga Milk Industry Co., Ltd. (Food Products) (a)	54,000	216,761
	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments) (a)	21,000	296,546
	Nippon Kayaku Co., Ltd. (Chemicals)	34,000	283,129
	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	71,000	330,988
	Nippon Soda Co., Ltd. (Chemicals) (a)	42,000	154,744
	Nippon Steel Corp. (Metals & Mining) (a)	100,000	361,782
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	22,600	954,602
	Nippon Yakin Kogyo Co., Ltd. (Metals & Mining) (a)	59,500	221,935
	Nissan Motor Co., Ltd. (Automobiles) (a)(c)	113,800	920,236
	Nissan Shatai Co., Ltd. (Auto Components) (a)	19,000	161,250
	Nisshin Oillio Group, Ltd. (The) (Food Products) (a)	106,000	566,957
	Nissin Kogyo Co., Ltd. (Auto Components)	3,200	49,508
	NOF Corp. (Chemicals) (a)	5,000	20,331
	NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	662	989,478
	Okinawa Electric Power Co., Inc. (The) (Electric Utilities) (a)	8,400	459,095
	Pacific Metals Co., Ltd. (Metals & Mining) (a)	27,000	179,023
	Promise Co., Ltd. (Consumer Finance) (c)	22,250	207,870
	San-In Godo Bank, Ltd. (The) (Commercial Banks) (a)	32,000	256,164
	Sanki Engineering Co., Ltd. (Construction & Engineering) (a)	1,000	6,749
	Seino Holdings Corp. (Road & Rail)	11,000	73,696
	SHIMACHU Co., Ltd. (Specialty Retail) (a)	9,800	200,718
	Sony Corp. (Household Durables)	20,400	679,285
	Sumitomo Corp. (Trading Companies & Distributors) (a)	14,000	157,264
	Sumitomo Electric Industries, Ltd. (Electrical Equipment)	12,800	167,539
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (a)	6,300	203,572
	Sumitomo Trust & Banking Co., Ltd. (The) (Commercial Banks) (a)	128,000	712,982
	Taisho Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	3,000	52,314
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	23,500	1,033,093
	TDK Corp. (Electronic Equipment & Instruments) (a)	2,100	135,163
	Toagosei Co., Ltd. (Chemicals) (a)	122,000	468,650
	Toho Holdings Co., Ltd. (Health Care Providers & Services)	7,900	104,629
	Tokai Rika Co., Ltd. (Auto Components) (a)	18,100	378,671
	Tokai Tokyo Securities Co., Ltd. (Capital Markets)	74,000	279,057
	Tokyo Electric Power Co., Inc. (The) (Electric Utilities) (a)	19,600	528,628
	Tokyo Gas Co., Ltd. (Gas Utilities) (a)	29,000	117,466
	Tokyo Steel Manufacturing Co., Ltd. (Metals & Mining) (a)	50,600	502,266
	Toyo Ink Manufacturing Co., Ltd. (Chemicals) (a)	38,000	157,276
¤	Toyota Motor Corp. (Automobiles) (a)	51,200	1,963,486
	Toyota Tsusho Corp. (Trading Companies & Distributors) (a)	54,100	821,281
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	3,600	134,507
	Yodogawa Steel Works, Ltd. (Metals & Mining)	29,000	119,619
			30,407,595
	Luxembourg 0.7%
	Acergy S.A. (Energy Equipment & Services) (a)	46,800	711,599
	Netherlands 4.6%
	Aegon N.V. (Insurance) (a)(c)	58,237	350,962
	BinckBank N.V. (Capital Markets) (a)	34,179	599,151
	Brit Insurance Holdings N.V. (Insurance)	86,702	257,608
	Heineken Holding N.V. (Beverages) (a)	15,716	662,136
	ING Groep N.V. (Diversified Financial Services) (a)(c)	117,145	1,101,078
	Koninklijke Ahold N.V. (Food & Staples Retailing)	6,497	81,766
	Koninklijke DSM N.V. (Chemicals) (a)	20,630	956,057
	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	18,920	571,922
	Sligro Food Group N.V. (Food & Staples Retailing)	2,516	75,796
	Unilever N.V. (Food Products)	1,931	60,049
	Unilever N.V., CVA (Food Products) (a)	8,056	247,300
			4,963,825
	Norway 2.3%
	Aker Solutions ASA (Energy Equipment & Services) (a)	47,200	627,938
	DnB NOR ASA (Commercial Banks) (a)(c)	25,200	286,827
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (a)	38,450	860,497
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services) (c)	35,600	677,395
			2,452,657
	Portugal 1.0%
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing) (a)	11,025	104,732
	Portugal Telecom SGPS S.A. Registered (Diversified Telecommunication Services) (a)	71,246	737,793
	Semapa-Sociedade de Investimento e Gestao, SGPS S.A. (Paper & Forest Products)	3,013	31,368
	Sonae SGPS S.A. (Industrial Conglomerates)	168,548	208,311
			1,082,204
	Singapore 3.1%
	DBS Group Holdings, Ltd. (Commercial Banks) (a)	81,000	816,556
	Keppel Corp., Ltd. (Industrial Conglomerates) (a)	101,000	597,350
	Oversea-Chinese Banking Corp., Ltd. (Commercial Banks) (a)	155,000	898,021
	SembCorp Industries, Ltd. (Industrial Conglomerates) (a)	35,000	86,554
	SembCorp Marine, Ltd. (Machinery) (a)	110,000	257,373
	Venture Corp., Ltd. (Electronic Equipment & Instruments) (a)	111,000	665,897
			3,321,751
	Spain 6.5%
	Almirall S.A. (Pharmaceuticals)	27,407	362,227
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks) (a)	79,926	1,214,290
¤	Banco Santander S.A. (Commercial Banks) (a)	136,547	1,923,872
	Construcciones y Auxiliar de Ferrocarriles S.A. (Machinery) (a)	540	306,699
	Endesa S.A. (Electric Utilities) (a)	22,842	694,640
	Repsol YPF S.A. (Oil, Gas & Consumable Fuels)	3,213	75,609
	Tecnicas Reunidas S.A. (Energy Equipment & Services) (a)	12,478	668,965
¤	Telefonica S.A. (Diversified Telecommunication Services) (a)	72,310	1,736,884
			6,983,186
	Sweden 4.3%
	Alfa Laval AB (Machinery) (a)	15,200	206,370
	Atlas Copco AB (Machinery)	38,626	522,644
	Atlas Copco AB (Machinery) (a)	23,728	285,601
	Betsson AB (Hotels, Restaurants & Leisure) (c)	26,057	449,289
	Boliden AB (Metals & Mining) (a)	64,045	854,236
	Cardo AB (Machinery)	865	26,396
	Electrolux AB (Household Durables) (a)(c)	15,453	366,412
	KappAhl Holding AB (Specialty Retail) (a)	37,139	363,730
	Nobia AB (Household Durables) (c)	11,432	64,861
	Nordea Bank AB (Commercial Banks) (a)	81,843	751,296
	Svenska Cellulosa AB (Paper & Forest Products) (a)	21,819	295,078
	Svenska Handelsbanken Class A (Commercial Banks) (a)	18,619	487,826
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	2,647	25,676
			4,699,415
	Switzerland 8.8%
	Banque Cantonale Vaudoise (Commercial Banks)	329	132,426
	Credit Suisse Group A.G. (Capital Markets) (a)	26,692	1,156,978
	EMS-Chemie Holding A.G. (Chemicals)	1,098	128,427
	Helvetia Holding A.G. (Insurance) (a)	1,132	351,992
¤	Nestle S.A. Registered (Food Products) (a)	43,931	2,078,795
	Novartis A.G. Registered (Pharmaceuticals) (a)	25,936	1,389,137
	PSP Swiss Property A.G. (Real Estate Management & Development) (c)	1,677	96,125
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals) (a)	9,860	1,655,949
	Sulzer A.G. (Machinery) (a)	8,833	741,446
	Swiss Life Holding (Insurance) (a)(c)	5,077	637,788
	UBS A.G. (Capital Markets) (a)(c)	11,379	147,821
	Zurich Financial Services A.G. (Insurance) (a)	4,791	1,015,206
			9,532,090
	United Kingdom 24.6%
	Aegis Group PLC (Media)	78,651	149,463
	Amlin PLC (Insurance) (a)	51,914	322,353
	Anglo American PLC (Metals & Mining) (a)(c)	23,078	837,365
	Antofagasta PLC (Metals & Mining) (a)	16,991	237,597
	AstraZeneca PLC (Pharmaceuticals) (a)	31,326	1,456,418
	Aviva PLC (Insurance) (a)	42,262	261,107
	Barclays PLC (Commercial Banks) (a)	127,988	548,121
	Barratt Developments PLC (Household Durables) (a)(c)	146,014	275,478
	BBA Aviation PLC (Transportation Infrastructure) (a)	98,394	258,049
	Beazley PLC (Insurance) (a)	123,878	206,464
	BHP Billiton PLC (Metals & Mining) (a)	25,738	755,960
¤	BP PLC (Oil, Gas & Consumable Fuels) (a)	291,319	2,726,412
	British American Tobacco PLC (Tobacco) (a)	45,336	1,494,784
	Britvic PLC (Beverages) (a)	37,475	252,289
	Charter International PLC (Machinery) (a)	49,709	551,191
	Close Brothers Group PLC (Capital Markets) (a)	27,988	308,489
	Dairy Crest Group PLC (Food Products) (a)	63,407	340,374
	Diageo PLC (Beverages)	6,248	105,183
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (c)	40,953	571,789
	Drax Group PLC (Independent Power Producers & Energy Traders) (a)	52,010	341,170
	DS Smith PLC (Containers & Packaging)	95,471	164,071
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (a)(c)	419,732	796,106
	Evolution Group PLC (Capital Markets)	27,898	56,409
	F&C Asset Management PLC (Capital Markets)	43,944	48,628
	Game Group PLC (Specialty Retail)	15,641	23,024
¤	GlaxoSmithKline PLC (Pharmaceuticals) (a)	87,028	1,694,244
	Go-Ahead Group PLC (Road & Rail)	2,944	63,367
	Halfords Group PLC (Specialty Retail)	6,993	42,263
	Henderson Group PLC (Capital Markets)	24,175	47,314
	HMV Group PLC (Specialty Retail)	156,941	191,259
	HSBC Holdings PLC (Commercial Banks) (a)	138,902	1,488,714
	IMI PLC (Machinery) (a)	85,234	739,075
	Kazakhmys PLC (Metals & Mining) (a)(c)	11,330	215,878
	Keller Group PLC (Construction & Engineering)	10,521	104,324
	Lloyds TSB Group PLC (Commercial Banks) (c)	621,210	503,367
	Logica PLC (IT Services) (a)	256,056	479,177
	Melrose PLC (Machinery)	61,582	163,835
	Micro Focus International PLC (Software)	25,523	206,812
	Next PLC (Multiline Retail) (a)	12,784	400,650
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)(c)	17,666	289,893
	Rio Tinto PLC (Metals & Mining) (a)	6,833	327,870
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	37,049	1,022,257
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	49,884	1,332,038
	Sage Group PLC (The) (Software) (a)	58,010	218,969
	St. James’s Place PLC (Insurance)	14,720	58,492
	Standard Chartered PLC (Commercial Banks)	3,071	70,206
	Tate & Lyle PLC (Food Products) (a)	100,674	634,677
	Tesco PLC (Food & Staples Retailing)	30,741	207,932
	Trinity Mirror PLC (Media) (a)(c)	54,880	131,341
	Tullett Prebon PLC (Capital Markets) (a)	83,479	407,042
	Vedanta Resources PLC (Metals & Mining)	1,251	47,676
	Vodafone Group PLC (Wireless Telecommunication Services) (a)	508,152	1,091,663
	Weir Group PLC (The) (Machinery) (a)	26,907	330,394
	WH Smith PLC (Specialty Retail) (a)	59,654	474,921
	WPP PLC (Media) (a)	47,962	442,631
			26,516,575
	Total Common Stocks (Cost $129,852,704)		139,272,106

	Preferred Stock 0.1%
	Germany 0.1%
	RWE A.G. 8.83% (Multi-Utilities) (a)	1,258	102,008

	Total Preferred Stock (Cost $102,385)		102,008

	Number of Warrants	Value
Warrants 0.0%‡
Australia 0.0%‡
Beach Petroleum, Ltd. Strike Price A$2.00 Expires 6/30/10 (Oil, Gas & Consumable Fuels) (c)	3,503	31

Total Warrants (Cost $0)		31

	Principal Amount	Value
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
United States 1.1%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $1,209,215 (Collateralized by a United States Treasury Bill with a zero coupon rate of and a maturity date of 2/18/10, with a Principal Amount of $1,235,000 and a Market Value of $1,235,000) (Capital Markets)	$1,209,213	1,209,213

Total Short-Term Investment (Cost $1,209,213)		1,209,213

Total Investments, Before Investments Sold Short (Cost $131,164,302) (d)	130.3%	140,583,358

	Shares	Value
Investments Sold Short (30.6%)
Common Stocks Sold Short (30.6%)
Australia (2.9%)
Andean Resources, Ltd. (Metals & Mining) (c)	(28,955)	(60,427)
Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (c)	(22,476)	(168,837)
Austar United Communications, Ltd. (Media) (c)	(106,406)	(119,939)
Bradken, Ltd. (Machinery)	(15,052)	(80,157)
Campbell Brothers, Ltd. (Professional Services)	(994)	(25,178)
Crane Group, Ltd. (Building Products)	(44,846)	(345,286)
CSR, Ltd. (Industrial Conglomerates)	(218,427)	(348,643)
DUET Group (Multi-Utilities)	(73,020)	(115,263)
Gunns, Ltd. (Paper & Forest Products)	(48,188)	(37,334)
Iluka Resources, Ltd. (Metals & Mining) (c)	(154,538)	(449,209)
Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (c)	(62,464)	(395,633)
Macarthur Coal, Ltd. (Metals & Mining)	(13,974)	(116,042)
Mount Gibson Iron, Ltd. (Metals & Mining) (c)	(154,690)	(190,656)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(225)	(712)
Pharmaxis, Ltd. (Pharmaceuticals) (c)	(18,189)	(42,421)
Riversdale Mining, Ltd. (Oil, Gas & Consumable Fuels) (c)	(76,037)	(498,708)
Transfield Services, Ltd. (Commercial Services & Supplies)	(59,000)	(185,918)
		(3,180,363)
Austria (1.8%)
Intercell A.G. (Biotechnology) (c)	(12,494)	(413,294)
RHI A.G. (Construction Materials) (c)	(18,872)	(512,281)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(9,054)	(471,017)
Wienerberger A.G. (Building Products) (c)	(26,721)	(496,199)
		(1,892,791)
Belgium (0.3%)
RHJ International (Diversified Financial Services) (c)	(8,677)	(71,260)
Sofina S.A. (Diversified Financial Services)	(582)	(52,345)
Tessenderlo Chemie N.V. (Chemicals)	(5,294)	(167,267)
		(290,872)
Bermuda (0.2%)
Huabao International Holdings, Ltd. (Chemicals)	(236,000)	(242,043)

Cyprus (0.5%)
Songa Offshore SE (Energy Equipment & Services) (c)	(89,000)	(495,908)

Denmark (0.8%)
ALK-Abello A/S (Pharmaceuticals)	(2,977)	(227,968)
Genmab A/S (Biotechnology) (c)	(19,457)	(353,061)
GN Store Nord (Health Care Equipment & Supplies) (c)	(18,588)	(113,885)
Torm A/S (Oil, Gas & Consumable Fuels)	(13,535)	(147,617)
		(842,531)
Finland (0.9%)
Amer Sports Oyj (Leisure Equipment & Products)	(13,890)	(150,869)
Nokian Renkaat Oyj (Auto Components)	(14,660)	(353,711)
Ramirent Oyj (Trading Companies & Distributors) (c)	(24,700)	(246,054)
Ruukki Group Oyj (Industrial Conglomerates) (c)	(59,559)	(171,452)
Talvivaara Mining Co. PLC (Metals & Mining) (c)	(3,562)	(19,877)
		(941,963)
France (2.0%)
Carbone Lorraine S.A. (Electrical Equipment)	(5,256)	(179,292)
NicOx S.A. (Biotechnology) (c)	(4,696)	(36,633)
Saft Groupe S.A. (Electrical Equipment)	(5,154)	(221,328)
Teleperformance (Professional Services)	(14,144)	(460,997)
UbiSoft Entertainment S.A. (Software) (c)	(30,991)	(424,594)
Wendel (Industrial Conglomerates)	(7,505)	(405,422)
Zodiac Aerospace (Aerospace & Defense)	(11,397)	(480,550)
		(2,208,816)
Germany (3.0%)
Baywa-Bayerische Warenvermit (Trading Companies & Distributors)	(2,035)	(76,316)
Fielmann A.G. (Specialty Retail)	(729)	(57,859)
Freenet A.G. (Wireless Telecommunication Services) (c)	(32,518)	(414,588)
Generali Deutschland Holding A.G. (Insurance)	(462)	(47,323)
Gerresheimer A.G. (Life Sciences Tools & Services)	(13,237)	(431,592)
Heidelberger Druckmaschinen A.G. (Machinery) (c)	(43,663)	(310,667)
Kloeckner & Co. SE (Trading Companies & Distributors) (c)	(18,994)	(451,929)
Kontron A.G. (Semiconductors & Semiconductor Equipment)	(8,504)	(93,882)
Morphosys A.G. (Life Sciences Tools & Services) (c)	(2,745)	(63,917)
Nordex A.G. (Electrical Equipment) (c)	(14,048)	(188,734)
SGL Carbon SE (Electrical Equipment) (c)	(14,144)	(398,193)
Sky Deutschland A.G. (Media) (c)	(129,553)	(360,090)
Solar Millennium A.G. (Construction & Engineering) (c)	(4,376)	(192,567)
Wirecard A.G. (IT Services)	(13,108)	(167,909)
		(3,255,566)
Hong Kong (1.1%)
China Everbright, Ltd. (Diversified Financial Services)	(126,000)	(295,256)
China Insurance International Holdings Co., Ltd. (Insurance) (c)	(128,800)	(403,019)
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	(150,000)	(501,016)
		(1,199,291)
Italy (1.1%)
Arnoldo Mondadori Editore S.p.A (Media) (c)	(42,546)	(164,103)
Buzzi Unicem S.p.A (Construction Materials)	(10,541)	(155,976)
Exor S.p.A (Diversified Financial Services)	(1,067)	(17,478)
Geox S.p.A. (Textiles, Apparel & Luxury Goods)	(68,682)	(442,189)
RCS MediaGroup S.p.A (Media) (c)	(48,754)	(78,546)
Saras S.p.A (Oil, Gas & Consumable Fuels)	(36,363)	(101,116)
Trevi Finanziaria S.p.A (Construction & Engineering)	(12,871)	(207,174)
		(1,166,582)
Japan (7.2%)
Awa Bank, Ltd. (The) (Commercial Banks)	(11,000)	(60,216)
Capcom Co., Ltd. (Software)	(29,700)	(491,314)
Cedyna Financial Corp. (Consumer Finance) (c)	(122,600)	(235,823)
Century Tokyo Leasing Corp. (Diversified Financial Services)	(9,100)	(108,057)
Chiyoda Corp. (Construction & Engineering)	(11,000)	(100,240)
CyberAgent, Inc. (Media)	(266)	(462,341)
Daido Steel Co., Ltd. (Metals & Mining)	(38,000)	(138,016)
Daifuku Co., Ltd. (Machinery)	(19,500)	(124,122)
Daiseki Co., Ltd. (Commercial Services & Supplies)	(19,400)	(408,592)
Ehime Bank, Ltd. (The) (Commercial Banks)	(1,000)	(2,853)
Gree, Inc. (Internet Software & Services)	(3,300)	(192,266)
Hitachi Zosen Corp. (Machinery) (c)	(131,000)	(188,969)
Horiba, Ltd. (Electronic Equipment & Instruments)	(2,200)	(52,683)
Iseki & Co., Ltd. (Machinery) (c)	(34,000)	(97,960)
Maruha Nichiro Holdings, Inc. (Food Products)	(65,000)	(90,653)
Meidensha Corp. (Machinery)	(18,000)	(79,817)
MISUMI Group, Inc. (Trading Companies & Distributors)	(25,800)	(448,022)
Miura Co., Ltd. (Machinery)	(1,800)	(46,324)
Monex Group, Inc. (Capital Markets)	(282)	(120,955)
Nabtesco Corp. (Machinery)	(42,000)	(492,597)
Nanto Bank, Ltd. (The) (Commercial Banks)	(24,000)	(130,172)
Nichi-iko Pharmaceutical Co., Ltd. (Pharmaceuticals)	(7,800)	(240,259)
Nichicon Corp. (Electronic Equipment & Instruments)	(46,200)	(526,050)
Nippon Suisan Kaisha, Ltd. (Food Products)	(44,200)	(128,011)
Nishimatsuya Chain Co., Ltd. (Specialty Retail)	(21,800)	(188,332)
OKUMA Corp. (Machinery)	(30,000)	(171,867)
Okumura Corp. (Construction & Engineering)	(24,000)	(87,430)
Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	(42)	(233,391)
OSG Corp. (Machinery)	(14,500)	(158,304)
Park24 Co., Ltd. (Commercial Services & Supplies)	(8,000)	(84,200)
Shima Seiki Manufacturing, Ltd. (Machinery)	(6,300)	(120,144)
Shochiku Co., Ltd. (Media)	(10,000)	(91,966)
Sotetsu Holdings, Inc. (Road & Rail)	(19,000)	(81,757)
Sugi Holdings Co., Ltd. (Food & Staples Retailing)	(16,300)	(385,443)
Sumitomo Osaka Cement Co., Ltd. (Construction Materials)	(126,000)	(183,345)
Wacoal Holdings Corp. (Textiles, Apparel & Luxury Goods)	(7,000)	(81,242)
Wacom Co., Ltd/Japan (Computers & Peripherals)	(218)	(366,490)
Yokohama Rubber Co., Ltd. (The) (Auto Components)	(110,000)	(416,430)
Yoshinoya Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	(121)	(134,877)
		(7,751,530)
Netherlands (1.2%)
Crucell N.V. (Biotechnology) (c)	(21,958)	(428,177)
Gemalto N.V. (Computers & Peripherals) (c)	(10,809)	(428,423)
Koninklijke BAM Groep N.V. (Construction & Engineering)	(42,402)	(413,593)
Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	(761)	(20,048)
		(1,290,241)
Norway (0.8%)
Schibsted ASA (Media) (c)	(13,100)	(288,231)
Sevan Marine ASA (Energy Equipment & Services) (c)	(264,000)	(377,574)
Tandberg ASA (Communications Equipment)	(2,200)	(62,072)
Tomra Systems ASA (Commercial Services & Supplies)	(34,000)	(158,602)
		(886,479)
Portugal (0.3%)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Media)	(52,136)	(294,064)

Singapore (0.2%)
Hong Leong Finance, Ltd. (Consumer Finance)	(11,000)	(23,335)
Hyflux, Ltd. (Water Utilities)	(58,000)	(135,761)
Parkway Holdings, Ltd. (Health Care Providers & Services) (c)	(19,000)	(36,018)
		(195,114)
Spain (0.3%)
Grifols S.A. (Biotechnology)	(15,176)	(230,654)
NH Hoteles S.A. (Hotels, Restaurants & Leisure) (c)	(25,434)	(124,517)
		(355,171)
Sweden (0.4%)
AarhusKarlshamn AB (Food Products)	(3,307)	(75,536)
Axis Communications AB (Communications Equipment)	(25,848)	(353,382)
Lindab International AB (Building Products)	(5,286)	(55,804)
		(484,722)
Switzerland (2.2%)
Basilea Pharmaceutica Registered (Biotechnology) (c)	(5,654)		(376,442)
BKW FMB Energie A.G. (Electric Utilities)	(1,433)		(108,942)
Bucher Industries A.G. (Machinery)	(1,736)		(203,507)
Dufry Group (Specialty Retail) (c)	(2,003)		(130,558)
Georg Fischer A.G. (Machinery) (c)	(1,063)		(283,877)
Kaba Holding A.G. (Building Products)	(477)		(119,462)
Lindt & Spruengli A.G. (Food Products)	(10)		(21,633)
Meyer Burger Technology A.G. (Machinery) (c)	(18,200)		(458,013)
Panalpina Welttransport Holding A.G. (Air Freight & Logistics)	(2,916)		(201,183)
Petroplus Holdings A.G. (Oil, Gas & Consumable Fuels) (c)	(24,852)		(416,545)
			(2,320,162)
United Kingdom (3.4%)
BTG PLC (Life Sciences Tools & Services) (c)	(79,557)		(223,517)
Connaught PLC (Commercial Services & Supplies)	(36,389)		(185,870)
Croda International (Chemicals)	(3,768)		(44,807)
Forth Ports PLC (Transportation Infrastructure)	(2,900)		(51,555)
Genus PLC (Biotechnology)	(3,907)		(42,308)
Hikma Pharmaceuticals PLC (Pharmaceuticals)	(24,396)		(213,466)
Hunting PLC (Oil, Gas & Consumable Fuels)	(13,856)		(120,205)
Imagination Technologies Group PLC (Computers & Peripherals) (c)	(36,080)		(152,353)
Intermediate Capital Group PLC (Capital Markets)	(102,484)		(438,809)
Laird PLC (Electronic Equipment & Instruments)	(35,677)		(70,352)
Northgate PLC (Road & Rail) (c)	(28,318)		(97,251)
Northumbrian Water Group PLC (Water Utilities)	(61,156)		(251,790)
Premier Farnell PLC (Electronic Equipment & Instruments)	(6,553)		(18,703)
Redrow PLC (Household Durables) (c)	(46,152)		(96,326)
Shanks Group PLC (Commercial Services & Supplies)	(129,838)		(262,614)
SIG PLC (Trading Companies & Distributors) (c)	(256,439)		(467,757)
Victrex PLC (Chemicals)	(3,041)		(39,340)
VT Group PLC (Commercial Services & Supplies)	(51,891)		(442,339)
Wellstream Holdings PLC (Energy Equipment & Services)	(59,968)		(471,422)
Xchanging PLC (IT Services)	(8,022)		(24,286)
			(3,715,070)
Total Common Stocks Sold Short (Proceeds $32,144,842)			(33,009,279)

Total Investments Sold Short (Proceeds $32,144,842)	(30.6	) %	(33,009,279)

Total Investments, Net of Investments Sold Short (Cost $99,019,460)	99.7		107,574,079

Other Assets, Less Liabilities	0.3		369,837
Net Assets	100.0%		$107,943,916

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Fair valued security - The total market value of this security at January 31, 2010 is $9, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Non-income producing security.
(d)	At January 31, 2010, cost is $132,458,383 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$15,631,448
Gross unrealized depreciation	(7,506,473)
Net unrealized appreciation	$8,124,975

The following abbreviation is used in the above portfolio:
A$	-Australian Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$—	$139,272,097	$9	$139,272,106
Preferred Stock	—	102,008	—	102,008
Warrants	—	31	—	31
Short-Term Investment
Repurchase Agreement	—	1,209,213	—	1,209,213
Total Investments in Securities	$—	$140,583,349	$9	$140,583,358
(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The level 3 security valued at $9 is held in Australia the Common Stock section of the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Common Stocks Sold Short	$—	$(33,009,279)	$—	$(33,009,279)
Total Investments Sold Short	$—	$(33,009,279)	$—	$(33,009,279)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Common Stock
Australia	$14	$-	$-	$(5)	$-	$-	$-	$-	$9	$(5)
Rights Sold Short
Australia	$(7,845)	$-	$-	$7,845	$-	$-	$-	$-	$-	$-
Total	$(7,831)	$-	$-	$7,840	$-	$-	$-	$-	$9	$(5)

MainStay 130/30 International Fund

As of January 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	142,497	USD	125,669	USD	126,060
Euro	EUR	35,876		51,103		49,742
Hong Kong Dollar	HKD	89,380		11,520		11,512
Japanese Yen	JPY	8,026,080		87,751		88,917
New Zealand Dollar	NZD	401		281		281
Pound Sterling	GBP	75,115		120,277		120,071
Singapore Dollar	SGD	11,340		8,075		8,064
Swedish Krona	SEK	25,844		3,549		3,498
Total			USD	408,225	USD	408,145

MainStay Cash Reserves Fund

Portfolio of Investments January 31, 2010 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 100.6%†
Asset-Backed Securities 2.6%
Ally Auto Receivables Trust Series 2009-B, Class A1 0.305%, due 11/15/10 (a)	$2,128,949	$2,128,949
Bank of America Auto Trust
Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	5,000,000	5,000,000
Series 2009-3A, Class A1 0.296%, due 11/15/10 (a)	1,426,129	1,426,129
Carmax Auto Owner Trust Series 2009-2, Class A1 0.279%, due 11/15/10	1,668,586	1,668,586
Chrysler Financial Auto Securitization Trust Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	2,524,040	2,524,040
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	175,669	175,669
CNH Equipment Trust Series 2009-C, Class A1 0.421%, due 12/3/10	1,369,445	1,369,445
Ford Credit Auto Owner Trust
Series 2009-E, Class A1 0.295%, due 12/15/10 (a)	1,986,963	1,986,963
Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	3,884	3,884
MMAF Equipment Finance LLC Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	2,115,584	2,115,584
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	274,062	274,062
World Omni Automobile Lease Securitization Trust Series 2009-A, Class A1 0.403%, due 11/15/10	1,372,420	1,372,420
		20,045,731
Commercial Paper 50.4%
American Honda Finance Corp.
0.13%, due 2/8/10 (b)	9,200,000	9,199,767
0.14%, due 2/2/10 (b)	9,550,000	9,549,963
Basin Electric Power Cooperative
0.19%, due 2/17/10 (a)(b)	3,500,000	3,499,704
0.20%, due 2/11/10 (a)(b)	5,000,000	4,999,722
Becton Dickinson & Co. 0.11%, due 3/1/10 (b)	9,500,000	9,499,187
BNP Paribas Finance, Inc.
0.13%, due 2/12/10 (b)	9,500,000	9,499,623
0.13%, due 2/22/10 (b)	9,500,000	9,499,280
Campbell Soup Co.
0.50%, due 4/29/10 (a)(b)	6,000,000	5,992,750
0.60%, due 7/30/10 (a)(b)	7,000,000	6,979,117
Cargill, Inc.
0.20%, due 2/17/10 (a)(b)	10,000,000	9,999,422
0.41%, due 2/9/10 (a)(b)	9,500,000	9,499,789
Clorox Co. (The) 0.22%, due 2/11/10 (a)(b)	5,700,000	5,699,652
Coca-Cola Co. (The)
0.11%, due 3/16/10 (a)(b)	6,000,000	5,999,212
0.11%, due 3/22/10 (a)(b)	9,500,000	9,498,578
0.13%, due 2/3/10 (a)(b)	5,000,000	4,999,964
Colgate Palmolive Co.
0.07%, due 2/4/10 (a)(b)	5,000,000	4,999,971
0.07%, due 2/5/10 (a)(b)	5,000,000	4,999,961
Danaher Corp. 0.11%, due 2/5/10 (a)(b)	11,000,000	10,999,865
Deutsche Bank Financial LLC 0.11%, due 2/8/10 (b)	9,500,000	9,499,797
Devon Energy Corp. 0.18%, due 2/4/10 (a)(b)	5,400,000	5,399,919
Duke Energy Corp. 0.23%, due 2/19/10 (a)(b)	5,700,000	5,699,344
Emerson Electric Co.
0.09%, due 2/19/10 (a)(b)	5,000,000	4,999,775
0.10%, due 3/18/10 (a)(b)	3,000,000	2,999,625
0.11%, due 2/18/10 (a)(b)	10,000,000	9,999,481
General Electric Capital Corp. 0.13%, due 3/23/10 (b)	9,500,000	9,498,285
GlaxoSmithKline Finance PLC 0.11%, due 2/3/10 (a)(b)	7,000,000	6,999,957
Honeywell International, Inc. 0.11%, due 3/29/10 (a)(b)	8,000,000	7,998,631
John Deere Bank S.A.
0.11%, due 2/12/10 (a)(b)	9,500,000	9,499,681
0.12%, due 2/23/10 (a)(b)	10,000,000	9,999,267
Johnson & Johnson 0.22%, due 7/26/10 (a)(b)	9,750,000	9,739,573
Merck & Co., Inc. 0.07%, due 2/9/10 (a)(b)	8,000,000	7,999,840
Microsoft Corp. 0.16%, due 5/26/10 (a)(b)	10,000,000	9,994,933
Nestle Capital Corp. 0.10%, due 2/22/10 (a)(b)	9,600,000	9,599,440
NSTAR Electric Co. 0.10%, due 2/8/10 (b)	10,000,000	9,999,806
Oracle Corp. 0.10%, due 2/16/10 (a)(b)	9,500,000	9,499,604
Paccar Financial Corp.
0.09%, due 2/10/10 (b)	7,500,000	7,499,831
0.15%, due 4/22/10 (b)	9,500,000	9,496,833
0.16%, due 3/25/10 (b)	5,000,000	4,998,844
PepsiAmericas, Inc.
0.11%, due 2/16/10 (a)(b)	4,110,000	4,109,812
0.13%, due 2/8/10 (a)(b)	10,000,000	9,999,786
Pitney Bowes, Inc. 0.10%, due 2/26/10 (a)(b)	10,000,000	9,999,306
Private Export Funding Corp. 0.11%, due 3/17/10 (a)(b)	9,500,000	9,498,723
Procter & Gamble Co. 0.10%, due 2/2/10 (a)(b)	10,600,000	10,599,971
Roche Holding, Inc. 0.08%, due 2/1/10 (a)(b)	10,000,000	10,000,000
Societe Generale North America, Inc.
0.16%, due 2/10/10 (b)	9,500,000	9,499,620
0.17%, due 2/4/10 (b)	9,500,000	9,499,865
Southern Co. Funding Corp. 0.09%, due 2/11/10 (a)(b)	9,500,000	9,499,762
Walt Disney Co. (The) 0.09%, due 2/17/10 (a)(b)	7,500,000	7,499,700
Wisconsin Energy Corp. 0.20%, due 2/5/10 (a)(b)	5,700,000	5,699,873
		392,744,411
Corporate Bonds 9.9%
Bank of America Corp. 0.757%, due 12/2/10 (c)(d)	900,000	904,490
Bank of America N.A.
0.284%, due 9/13/10 (c)(d)	1,875,000	1,875,000
0.299%, due 7/29/10 (c)(d)	5,000,000	5,000,000
Citigroup Funding, Inc. 0.381%, due 7/30/10 (c)(d)	5,000,000	5,000,000
Citigroup, Inc. 0.807%, due 12/9/10 (c)(d)	5,000,000	5,027,524
General Electric Capital Corp.
0.30%, due 7/8/10 (c)(d)	5,000,000	5,000,000
0.335%, due 3/11/11 (c)(d)	1,250,000	1,250,000
0.887%, due 12/9/10 (c)(d)	1,800,000	1,811,412
Goldman Sachs Group, Inc. (The) 4.50%, due 6/15/10	4,800,000	4,865,942
Inter-American Development Bank (Discount Note) 0.152%, due 4/6/10 (b)	6,500,000	6,498,267
International Bank for Reconstruction & Development (Discount Notes)
0.074%, due 2/1/10 (b)	4,520,000	4,520,000
0.10%, due 3/1/10 (b)	3,500,000	3,499,728
0.104%, due 2/16/10 (b)	3,535,000	3,534,853
0.125%, due 3/15/10 (b)	7,000,000	6,998,979
JPMorgan Chase & Co. 0.757%, due 12/2/10 (c)(d)	5,000,000	5,024,568
KeyCorp 0.904%, due 12/15/10 (c)(d)	5,000,000	5,031,887
Praxair, Inc. 0.346%, due 5/26/10 (c)	5,100,000	5,100,000
Roche Holdings, Inc. 1.262%, due 2/25/10 (a)(c)	5,000,000	5,000,000
SunTrust Bank 0.904%, due 12/16/10 (c)(d)	1,600,000	1,610,637
		77,553,287

Repurchase Agreements 13.3%
Bank of America N.A. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $26,000,217 (Collateralized by United States Treasury Notes with rates between 1.125% -2.00% and maturity dates between 12/15/11-4/15/12, with a Principal Amount of $23,731,000 and a Market Value of $26,520,060)	26,000,000	26,000,000
Deutsche Bank Securities, Inc. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $25,816,215 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 8/15/25, with a Principal Amount of $54,477,657 and a Market Value of $26,332,320)	25,816,000	25,816,000
Morgan Stanley Co. 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $26,000,217 (Collateralized by United States Treasury Notes with rates between 1.75%-4.625% and maturity dates between 7/31/12-8/15/12, with a Principal Amount of $25,109,700 and a Market Value of $26,939,054)	26,000,000	26,000,000
SG Americas Securities LLC 0.10%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $26,000,217 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 10/31/16, with a Principal Amount of $26,236,200 and a Market Value of $26,520,058)	26,000,000	26,000,000
		103,816,000

U.S. Government & Federal Agencies 24.1%
Federal Farm Credit Bank
0.151%, due 2/28/10 (c)	7,000,000	7,000,000
2.75%, due 5/4/10	2,000,000	2,010,086
3.75%, due 12/6/10	2,900,000	2,983,724
5.25%, due 9/13/10	7,000,000	7,198,117
Federal Farm Credit Bank (Discount Notes)
0.40%, due 5/3/10 (b)	6,000,000	5,993,933
1.05%, due 3/18/10 (b)	2,500,000	2,499,954
Federal Home Loan Bank
0.141%, due 3/26/10 (c)	4,000,000	4,000,043
0.50%, due 10/29/10	5,000,000	5,000,000
0.55%, due 8/4/10	5,000,000	5,001,091
0.60%, due 6/15/10	5,000,000	5,003,229
0.60%, due 6/25/10	10,000,000	10,004,108
0.80%, due 4/23/10	8,000,000	8,000,000
1.02%, due 2/26/10	5,000,000	4,999,712
Federal Home Loan Bank (Discount Note) 0.41%, due 4/27/10 (b)	3,000,000	2,997,096
Federal Home Loan Bank (Discount Notes)
1.05%, due 2/26/10 (b)	4,000,000	3,999,950
1.10%, due 3/16/10 (b)	2,500,000	2,499,670
Federal Home Loan Mortgage Corporation 2.875%, due 6/28/10	3,000,000	3,029,611
Federal Home Loan Mortgage Corporation (Discount Note) 0.04%, due 2/8/10 (b)	8,750,000	8,749,932
Federal National Mortgage Association
2.875%, due 10/12/10	7,000,000	7,115,567
3.25%, due 2/10/10	4,000,000	4,002,157
4.125%, due 5/15/10	10,367,000	10,479,054
Federal National Mortgage Association (Discount Note) 0.04%, due 2/2/10 (b)	8,750,000	8,749,990
United States Treasury Bills
0.16%, due 7/1/10 (b)	2,000,000	1,998,667
0.24%, due 7/15/10 (b)	895,000	894,021
0.295%, due 4/1/10 (b)	5,500,000	5,497,341
0.41%, due 6/10/10 (b)	4,400,000	4,393,536
0.478%, due 7/29/10 (b)	5,000,000	4,988,381
United States Treasury Notes
0.875%, due 1/31/11	12,000,000	12,057,054
1.50%, due 10/31/10	9,900,000	9,979,699
2.00%, due 9/30/10	18,000,000	18,189,957
2.375%, due 8/31/10	5,100,000	5,159,521
2.875%, due 6/30/10	3,000,000	3,027,563
		187,502,764
Yankee Bond 0.3% (e)
BP Capital Markets PLC 4.875%, due 3/15/10	2,333,000	2,342,030
		2,342,030
Total Short-Term Investments (Amortized Cost $784,004,223) (f)	100.6%	784,004,223

Other Assets, Less Liabilities	(0.6)	(4,823,481)
Net Assets	100.0%	$779,180,742

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$20,045,731	$—	$20,045,731
Commercial Paper	—	392,744,411	—	392,744,411
Corporate Bonds	—	77,553,287	—	77,553,287
Repurchase Agreements	—	103,816,000	—	103,816,000
U.S. Government & Federal Agencies	—	187,502,764	—	187,502,764
Yankee Bond	—	2,342,030	—	2,342,030
Total Investments in Securities	$—	$784,004,223	$—	$784,004,223

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 99.9%†
Equity Funds 39.3%
MainStay 130/30 Core Fund Class I	1,570,811	$10,335,936
MainStay 130/30 Growth Fund Class I (a)	183,296	1,374,720
MainStay 130/30 International Fund Class I	486,621	2,948,921
MainStay Common Stock Fund Class I	759,877	7,560,775
MainStay Epoch Global Choice Fund Class I	68,872	898,777
MainStay Epoch U.S. All Cap Fund Class I	222,609	4,340,885
MainStay Growth Equity Fund Class I (b)	79,685	751,430
MainStay ICAP Equity Fund Class I	185,145	5,685,810
MainStay ICAP International Fund Class I	110,479	2,942,058
MainStay ICAP Select Equity Fund Class I	196,564	5,810,441
MainStay International Equity Fund Class I	214,017	2,529,677
MainStay Large Cap Growth Fund Class I (a)	1,898,429	11,086,826
MainStay MAP Fund Class I	466,080	12,607,459
MainStay S&P 500 Index Fund Class I	6,111	151,183
MainStay U.S. Small Cap Fund Class I (a)	201,236	2,690,527
Total Equity Funds (Cost $69,610,436)		71,715,425
Fixed Income Funds 60.6%
MainStay 130/30 High Yield Fund Class I	700,905	7,997,329
MainStay Floating Rate Fund Class I (b)	1,883,564	17,309,956
MainStay High Yield Corporate Bond Fund Class I	1,020,112	5,794,235
MainStay Indexed Bond Fund Class I (b)	4,896,521	55,526,553
MainStay Intermediate Term Bond Fund Class I	2,291,315	23,806,761
Total Fixed Income Funds (Cost $105,585,083)		110,434,834
Total Investments (Cost $175,195,519) (c)	99.9%	182,150,259

Other Assets, Less Liabilities	0.1	163,026
Net Assets	100.0%	$182,313,285

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2010, cost is $183,315,592 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$8,034,771
Gross unrealized depreciation	(9,200,104)
Net unrealized depreciation	$(1,165,333)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$71,715,425	$—	$—	$71,715,425
Fixed Income Funds	110,434,834			110,434,834
Total Investments in Securities	$182,150,259	$—	$—	$182,150,259

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.0%†
	Aerospace & Defense 5.4%
	Alliant Techsystems, Inc. (a)	73,450	$5,800,346
	Boeing Co. (The)	114,350	6,929,610
	Rockwell Collins, Inc.	101,550	5,401,445
			18,131,401
	Capital Markets 7.2%
¤	Ameriprise Financial, Inc.	204,350	7,814,344
	Bank of New York Mellon Corp. (The)	249,100	7,246,319
¤	Franklin Resources, Inc.	89,700	8,882,991
			23,943,654
	Chemicals 5.6%
	E.I. du Pont de Nemours & Co.	183,250	5,975,782
	International Flavors & Fragrances, Inc.	95,700	3,805,989
¤	Praxair, Inc.	119,050	8,966,846
			18,748,617
	Commercial Services & Supplies 2.3%
¤	Waste Management, Inc.	234,050	7,501,303

	Computers & Peripherals 1.9%
	Apple, Inc. (a)	33,000	6,339,960

	Containers & Packaging 1.2%
	Silgan Holdings, Inc.	73,675	3,820,049

	Distributors 1.9%
	Genuine Parts Co.	165,250	6,226,620

	Diversified Consumer Services 0.7%
	Service Corp. International	286,600	2,198,222

	Diversified Financial Services 1.5%
	NYSE Euronext	218,000	5,103,380

	Electronic Equipment & Instruments 2.1%
	Corning, Inc.	386,660	6,990,813

	Energy Equipment & Services 3.7%
	Cameron International Corp. (a)	87,600	3,299,016
	Dresser-Rand Group, Inc. (a)	42,604	1,260,226
	National-Oilwell Varco, Inc.	111,750	4,570,575
	Weatherford International, Ltd. (a)	203,700	3,194,016
			12,323,833
	Food Products 1.0%
	Corn Products International, Inc.	120,000	3,410,400

	Gas Utilities 1.9%
	ONEOK, Inc.	153,750	6,486,713

	Health Care Equipment & Supplies 1.1%
	Boston Scientific Corp. (a)	425,050	3,668,182

	Health Care Providers & Services 7.2%
	Aetna, Inc.	191,850	5,749,744
¤	DaVita, Inc. (a)	140,350	8,387,316
	Laboratory Corp. of America Holdings (a)	95,150	6,765,165
	UnitedHealth Group, Inc.	98,600	3,253,800
			24,156,025
	Hotels, Restaurants & Leisure 1.8%
	International Game Technology	318,850	5,847,709

	Household Durables 2.4%
	KB Home	373,500	5,707,080
	Tupperware Brands Corp.	52,600	2,233,396
			7,940,476
	Insurance 4.8%
	Everest Re Group, Ltd.	79,800	6,842,052
¤	MetLife, Inc.	260,966	9,217,319
			16,059,371
	Internet Software & Services 1.4%
	eBay, Inc. (a)	145,300	3,344,806
	Yahoo!, Inc. (a)	89,400	1,341,894
			4,686,700
	IT Services 5.6%
¤	Visa, Inc. Class A	163,850	13,440,615
	Western Union Co. (The)	280,600	5,202,324
			18,642,939
	Life Sciences Tools & Services 2.0%
	Thermo Fisher Scientific, Inc. (a)	142,400	6,571,760

	Machinery 2.6%
	Deere & Co.	80,100	4,000,995
	Wabtec Corp.	125,200	4,798,916
			8,799,911
	Media 2.0%
	Comcast Corp. Class A	447,500	6,775,150

	Multi-Utilities 4.1%
	Vectren Corp.	246,550	5,739,684
¤	Wisconsin Energy Corp.	164,300	8,040,842
			13,780,526
	Oil, Gas & Consumable Fuels 5.8%
	Anadarko Petroleum Corp.	108,050	6,891,429
	ConocoPhillips	64,250	3,084,000
¤	ExxonMobil Corp.	144,350	9,300,470
			19,275,899
	Pharmaceuticals 2.9%
	Abbott Laboratories	63,300	3,351,102
	Endo Pharmaceuticals Holdings, Inc. (a)	320,650	6,448,272
			9,799,374
	Real Estate Investment Trusts 2.2%
	Ventas, Inc.	172,250	7,268,950

	Semiconductors & Semiconductor Equipment 0.8%
	MEMC Electronic Materials, Inc. (a)	223,150	2,807,227

	Software 9.5%
	Electronic Arts, Inc. (a)	188,800	3,073,664
¤	Microsoft Corp.	529,600	14,924,128
	Oracle Corp.	280,600	6,470,636
	Sybase, Inc. (a)	175,950	7,155,886
			31,624,314
	Specialty Retail 3.6%
	GameStop Corp. Class A (a)	347,830	6,876,599
	TJX Cos., Inc.	137,550	5,228,276
			12,104,875
	Textiles, Apparel & Luxury Goods 0.9%
	Warnaco Group, Inc. (The) (a)	77,050	2,983,376

	Thrifts & Mortgage Finance 0.9%
	Hudson City Bancorp, Inc.	218,150	2,894,851

	Total Common Stocks (Cost $309,796,376)		326,912,580

		Principal Amount	Value
	Short-Term Investment 2.7%

	Repurchase Agreement 2.7%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $9,035,104 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10 with a Principal Amount of $9,220,000 and a Market Value of $9,217,234)	$9,035,097	9,035,097

	Total Short-Term Investment (Cost $9,035,097)		9,035,097

	Total Investments (Cost $318,831,473) (b)	100.7%	335,947,677

	Other Assets, Less Liabilities	(0.7)	(2,271,492)
	Net Assets	100.0%	$333,676,185

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At January 31, 2010, cost is $318,831,807 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$23,196,790
Gross unrealized depreciation	(6,080,920)
Net unrealized appreciation	$17,115,870

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$326,912,580	$—	$—	$326,912,580
Short-Term Investment
Repurchase Agreement	—	9,035,097	—	9,035,097
Total Investments in Securities	$326,912,580	$9,035,097	$—	$335,947,677

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2010 unaudited

		Principal Amount	Value
	Long-Term Bonds 91.1%†
	Corporate Bonds 6.7%
	Aerospace & Defense 0.1%
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17 (a)	$865,000	$871,488

	Beverage, Food & Tobacco 0.7%
	Del Monte Corp. 7.50%, due 10/15/19 (a)	3,000,000	3,082,500
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,587,500
			5,670,000
	Broadcasting & Entertainment 0.2%
	CSC Holdings, Inc. 8.625%, due 2/15/19 (a)	1,300,000	1,417,000

	Chemicals, Plastics & Rubber 0.9%
	Ashland, Inc. 9.125%, due 6/1/17 (a)	1,000,000	1,090,000
	Hexion Finance Escrow LLC/Hexion Escrow Corp. 8.875%, due 2/1/18 (a)	4,500,000	4,336,875
	Nalco Co. 8.25%, due 5/15/17 (a)	1,800,000	1,908,000
			7,334,875
	Containers, Packaging & Glass 1.9%
	Ball Corp. 7.125%, due 9/1/16	4,000,000	4,170,000
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17 (a)	1,800,000	1,845,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,393,875
	Silgan Holdings, Inc. 7.25%, due 8/15/16	3,000,000	3,112,500
	Solo Cup Co. 10.50%, due 11/1/13	3,750,000	3,937,500
			14,458,875
	Diversified/Conglomerate Service 0.4%
	Corrections Corp. of America 7.75%, due 6/1/17	3,000,000	3,082,500

	Ecological 0.3%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,300,000	2,334,500

	Healthcare, Education & Childcare 0.2%
¤	HCA, Inc. 8.50%, due 4/15/19 (a)	1,200,000	1,269,000

	Hotels, Motels, Inns & Gaming 0.5%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14 (a)	2,385,000	2,462,512
	MGM Mirage, Inc.
	10.375%, due 5/15/14 (a)	300,000	329,250
	11.125%, due 11/15/17 (a)	850,000	956,250
			3,748,012
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	625,500

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (a)	1,475,000	1,570,875

	Printing & Publishing 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14	1,300,000	1,456,000

	Telecommunications 1.0%
	GCI, Inc. 7.25%, due 2/15/14	1,595,000	1,595,000
	Qwest Corp. 3.504%, due 6/15/13 (b)	3,000,000	2,932,500
	Sprint Capital Corp. 8.375%, due 3/15/12	3,500,000	3,561,250
			8,088,750
	Total Corporate Bonds (Cost $49,433,526)		51,927,375

	Floating Rate Loans 80.4% (c)
	Aerospace & Defense 2.6%
	Hexcel Corp. 1st Lien Term Loan 6.50%, due 5/21/14	2,966,833	2,981,667
	Oshkosh Truck Corp. Term Loan B 6.26%, due 12/6/13	6,145,478	6,159,447
	Spirit Aerosystems, Inc. Term Loan B 2.001%, due 9/30/13	3,499,989	3,421,240
	Transdigm, Inc. Term Loan 2.249%, due 6/23/13	5,515,454	5,374,120
	Vought Aircraft Industries, Inc.
	Conversion Term Loan 7.50%, due 12/22/10	373,333	373,333
	Term Loan 7.50%, due 12/22/11	1,942,397	1,942,397
			20,252,204
	Automobile 4.8%
	Allison Transmission, Inc. Term Loan B 2.99%, due 8/7/14	5,500,000	5,039,375
	Dana Corp. Term Loan B 7.25%, due 1/30/15	6,076,247	5,839,705
	Dayco Products LLC
	Term Loan B2 10.50%, due 5/13/14	593,317	551,784
	Term Loan B4 12.50%, due 11/13/14	85,171	79,209
	Federal-Mogul Corp.
	Term Loan B 2.168%, due 12/29/14	993,243	840,532
	Term Loan C 2.168%, due 12/28/15	506,757	428,843
	Ford Motor Co. Term Loan 3.259%, due 12/16/13	7,890,343	7,370,425
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.34%, due 4/30/14	5,250,000	4,882,500
	Key Safety Systems, Inc. 1st Lien Term Loan 2.481%, due 3/8/14	3,641,729	2,700,950
	Sensata Technologies Finance Co. LLC Term Loan 1.999%, due 4/26/13	4,313,109	3,907,410
	Tenneco, Inc. Tranche B1 Credit Linked Deposit 5.733%, due 3/17/14	2,361,559	2,355,655
	Tower Automotive Term Loan 4.556%, due 7/31/13 (d)	1,687,547	658,143
	TRW Automotive, Inc. Term Loan B3 5.00%, due 5/30/16	2,250,000	2,250,000
	United Components, Inc. Term Loan D 2.25%, due 6/29/12 (d)	603,874	558,583
			37,463,114
	Beverage, Food & Tobacco 4.0%
	American Seafoods Group LLC
	Term Loan A 3.999%, due 9/30/11 (d)	2,199,570	1,990,611
	Tranche B1 Term Loan 3.999%, due 9/28/12 (d)	317,388	306,808
	Tranche B2 Term Loan 3.999%, due 9/28/12 (d)	1,158,662	1,129,695
	BF Bolthouse HoldCo LLC
	1st Lien Term Loan 5.50%, due 12/17/12	1,341,419	1,319,285
	2nd Lien Term Loan 9.00%, due 12/16/13	330,000	320,650
	Dean Foods Co. Tranche B Term Loan 1.635%, due 4/2/14	5,622,195	5,444,938
	Dole Food Co., Inc.
	Credit Link Deposit 0.171%, due 4/12/13	602,154	606,335
	Tranche B Term Loan 8.00%, due 4/12/13	960,226	966,894
	Tranche C Term Loan 8.00%, due 4/12/13	3,072,280	3,093,614
	Michael Foods, Inc. Term Loan B 6.50%, due 5/1/14	1,329,600	1,339,572
	Reddy Ice Group, Inc. Term Loan 2.00%, due 8/9/12 (d)	5,500,000	5,137,919
¤	Wm. Wrigley Jr. Co.
	Term Loan B1 3.063%, due 12/17/12	2,750,000	2,756,446
	Term Loan B2 3.313%, due 10/6/14	6,750,000	6,774,057
			31,186,824
	Broadcasting & Entertainment 7.2%
	Atlantic Broadband Finance LLC
	Tranche B-2-A Term Loan 2.51%, due 9/1/11	138,689	135,569
	Term Loan B-2-B 6.75%, due 6/1/13	3,729,435	3,712,653
	Charter Communications Operating LLC
	Replacement Term Loan 2.26%, due 3/6/14	1,989,848	1,849,729
	Term Loan 7.25%, due 3/6/14	5,929,697	6,054,470
	CSC Holdings, Inc. Incremental B-2 Term Loan 2.004%, due 3/29/16	5,294,861	5,222,056
¤	DirecTV Holdings LLC Term Loan C 5.25%, due 4/13/13	8,932,104	8,958,623
¤	Discovery Communications Holdings LLC
	Term Loan B 2.251%, due 5/14/14	4,387,902	4,351,860
	Term Loan C 5.25%, due 5/14/14	4,142,475	4,180,449
	Emmis Operating Co. Term Loan B 4.251%, due 11/1/13	270,039	224,357
	Gray Television, Inc. Term Loan B 3.75%, due 12/31/14	4,108,845	3,759,593
	Insight Midwest Holdings LLC Initial Term Loan 2.25%, due 4/7/14	3,905,631	3,756,729
	LodgeNet Entertainment Corp. Term Loan 2.26%, due 4/4/14	785,260	716,550
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan 1.96%, due 1/31/15	1,871,666	1,761,238
	Tranche E Term Loan 6.50%, due 1/3/16	1,970,000	1,990,685
	Nexstar Broadcasting, Inc.
	Mission Term Loan B 5.00%, due 10/1/12	1,751,215	1,700,867
	Nexstar Term Loan B 5.006%, due 10/1/12	1,655,566	1,607,968
	Weather Channel Term Loan 7.25%, due 9/14/15	5,989,899	6,022,346
			56,005,742
	Buildings & Real Estate 1.0%
	Armstrong World Industries, Inc. Term Loan 1.999%, due 10/2/13	1,915,504	1,861,232
	CB Richard Ellis Services, Inc. Term Loan B 6.00%, due 12/20/13	3,873,678	3,786,520
	Central Parking Corp.
	Letter of Credit Term Loan 0.163%, due 5/22/14	568,966	452,328
	Term Loan 2.563%, due 5/22/14	1,566,771	1,245,583
	LNR Property Corp. Initial Tranche B Term Loan 3.48%, due 7/12/11	924,662	735,876
			8,081,539
	Chemicals, Plastics & Rubber 5.7%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.231%, due 4/2/14	1,745,931	1,680,459
	Dollar Term Loan 2.001%, due 4/2/14	3,469,536	3,331,528
	Gentek, Inc. Term Loan 7.00%, due 10/29/14	1,658,648	1,672,746
	Huntsman International LLC Tranche B Term Loan 1.996%, due 4/21/14	1,459,583	1,391,556
	INEOS U.S. Finance LLC
	Tranche A4 Term Loan 7.001%, due 12/17/12	1,690,211	1,597,250
	Tranche B2 Term Loan 7.501%, due 12/16/13	1,791,149	1,662,186
	Tranche C2 Term Loan 8.001%, due 12/16/14	1,790,658	1,661,730
	ISP Chemco, Inc. Term Loan B 2.00%, due 6/4/14	4,826,250	4,575,888
	Kraton Polymers LLC Term Loan 2.25%, due 5/13/13	628,694	598,516
	Lyondell Chemical Co. DIP Term Loan 5.794%, due 4/6/10	4,998,028	5,226,063
	Nalco Co. Term Loan 6.50%, due 5/13/16	2,985,000	3,022,313
	Polymer Group, Inc. Tranche 2 Extending 7.00%, due 9/22/14	4,204,239	4,225,260
	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	6,051,979	6,093,586
	Solutia, Inc. Term Loan 7.25%, due 2/28/14	4,720,315	4,783,534
	Texas Petrochemicals L.P.
	Incremental Term Loan B 2.813%, due 6/27/13	854,749	777,821
	Term Loan B 2.813%, due 6/27/13	2,532,353	2,304,441
			44,604,877
	Containers, Packaging & Glass 3.7%
	Crown Americas LLC Term B Dollar Loan 1.983%, due 11/15/12	862,041	850,547
¤	Graham Packaging Co., L.P.
	New Term Loan B 2.50%, due 10/7/11	346,394	343,074
	Term Loan C 6.75%, due 4/5/14	8,439,278	8,494,319
¤	Graphic Packaging International, Inc.
	Term Loan B 2.25%, due 5/16/14	3,376,989	3,275,193
	Term Loan C 3.00%, due 5/16/14	4,857,673	4,769,263
	Reynolds Group Holdings Inc. Dollar Term Loan 6.25%, due 11/5/15	6,000,000	6,061,500
	Smurfit-Stone Container Enterprises, Inc.
	Tranche B Term Loan 2.50%, due 11/1/11 (e)	3,154,698	3,117,892
	Tranche C Term Loan 2.50%, due 11/1/11 (e)	291,580	288,482
	Tranche C1 Term Loan 2.50%, due 11/1/11 (e)	88,157	87,221
	Revolver 2.842%, due 11/2/09 (e)	676,751	673,367
	Canadian Revolver 3.023%, due 11/1/09 (e)	224,623	223,500
	Offering Credit Link Deposit 4.50%, due 11/1/10 (e)	135,935	134,349
			28,318,707
	Diversified Natural Resources, Precious Metals & Minerals 1.8%
	Appleton Papers, Inc. Term Loan B 6.698%, due 6/5/13	2,253,067	2,219,270
	Boise Paper Holdings LLC Term Loan B 5.75%, due 2/24/14	2,560,714	2,576,719
¤	Georgia-Pacific Corp.
	Term Loan B1 2.234%, due 12/20/12	2,115,256	2,070,042
	New Term Loan B 2.256%, due 12/23/12	5,184,226	5,073,413
	New Term Loan C 3.501%, due 12/23/14	1,860,800	1,855,199
			13,794,643
	Diversified/Conglomerate Manufacturing 1.2%
	Electrical Components International Holdings 1st Lien Term Loan 9.25%, due 5/1/13	2,467,070	1,751,620
	Mueller Water Products, Inc. Term Loan B 5.247%, due 5/23/14	1,736,201	1,715,366
	Terex Corp. Term Loan 4.001%, due 7/12/13	5,984,962	5,835,338
			9,302,324
	Diversified/Conglomerate Service 4.5%
	Affiliated Computer Services, Inc.
	Term Loan B1 2.231%, due 3/20/13	3,756,773	3,734,233
	Term Loan B2 2.231%, due 3/20/13	1,316,448	1,308,549
	Dealer Computer Services, Inc.
	1st Lien Term Loan 2.251%, due 10/26/12	3,897,119	3,714,441
	2nd Lien Term Loan 5.751%, due 10/26/13	750,000	665,000
	First Data Corp.
	Term Loan B1 2.982%, due 9/24/14	3,865,343	3,339,764
	Term Loan B2 2.999%, due 9/24/14	977,500	844,588
	Term Loan B3 2.999%, due 9/24/14	994,911	856,038
	Language Line LLC Term Loan B 5.50%, due 11/4/15	3,000,000	3,007,500
	ServiceMaster Co.
	Delayed Draw Term Loan 2.74%, due 7/24/14	406,161	374,557
	Term Loan 2.744%, due 7/24/14	4,078,533	3,761,174
¤	SunGard Data Systems, Inc.
	Tranche A 1.981%, due 2/28/14	4,792,458	4,624,722
	Tranche B 3.898%, due 2/26/16	3,894,504	3,821,482
	VeriFone, Inc. Term Loan B 2.99%, due 10/31/13	1,350,000	1,323,000
	Verint Systems, Inc. Term Loan B 3.49%, due 5/25/14 (d)	3,864,345	3,622,823
			34,997,871
	Ecological 1.3%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.49%, due 2/5/13 (d)	342,401	261,366
	Term Loan B 2.49%, due 2/5/13 (d)	813,202	620,744
	Duratek, Inc. Term Loan B 4.01%, due 6/7/13	1,326,745	1,306,844
	EnergySolutions LLC
	Synthetic Letter of Credit 0.24%, due 6/7/13	197,072	194,116
	Term Loan 4.01%, due 6/7/13	2,765,347	2,723,867
	IESI Corp. Term Loan 1.983%, due 1/20/12	4,000,000	3,860,000
	Synagro Technologies, Inc.
	Term Loan B 2.23%, due 4/2/14	975,000	827,531
	2nd Lien Term Loan 4.98%, due 10/2/14	750,000	513,750
			10,308,218
	Electronics 0.8%
	Flextronics International, Ltd. Term Loan B 2.501%, due 10/1/12	3,477,157	3,331,116
	Freescale Semiconductor, Inc. Term Loan B 1.981%, due 11/29/13	2,875,225	2,577,519
			5,908,635
	Finance 1.0%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.563%, due 2/7/14	2,431,250	2,267,141
	Hertz Corp. (The)
	Letter of Credit 0.253%, due 12/21/12	153,131	148,975
	Tranche B Term Loan 2.013%, due 12/21/12	3,111,079	3,026,635
	MSCI, Inc. Term Loan 2.756%, due 11/20/14	1,964,912	1,945,263
	Rental Services Corp. 2nd Lien Term Loan 3.76%, due 11/30/13	716,267	675,081
			8,063,095
	Grocery 0.9%
	Roundy's Supermarkets, Inc. Extended Term Loan 6.25%, due 11/3/13	3,486,269	3,463,026
	SUPERVALU, Inc. Term Loan A 1.156%, due 6/2/11	3,888,889	3,822,918
			7,285,944
	Healthcare, Education & Childcare 11.4%
	AGA Medical Corp. Tranche B Term Loan 2.265%, due 4/26/13 (d)	4,580,523	4,128,197
	Alliance Healthcare Services, Inc. Term Loan B 5.50%, due 1/4/16	7,250,000	7,203,179
	AMR HoldCo, Inc. Term Loan 2.233%, due 2/10/12	2,853,782	2,753,900
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.501%, due 4/24/15	1,138,801	1,099,477
	Term Loan 3.501%, due 4/24/15	4,689,474	4,527,541
	Biomet, Inc. Term Loan B 3.25%, due 3/25/15	6,877,322	6,688,196
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.506%, due 7/25/14	488,934	461,612
	New Term Loan B 2.506%, due 7/25/14	9,565,945	9,031,400
	DaVita, Inc. Tranche B1 Term Loan 1.744%, due 10/5/12	3,230,815	3,150,778
	Gentiva Health Services, Inc. Term Loan B 2.012%, due 3/31/13 (d)	1,921,622	1,814,731
¤	HCA, Inc. Term Loan B 2.501%, due 11/18/13	8,922,810	8,478,695
	Health Management Associates, Inc. Term Loan B 2.001%, due 2/28/14	5,821,075	5,520,317
	HealthSouth Corp.
	Term Loan B 2.51%, due 3/11/13	2,386,372	2,320,746
	Extended Term Loan 4.01%, due 3/15/14	1,964,087	1,937,900
	Life Technologies Corp. Term Loan B 5.25%, due 11/20/15	1,288,221	1,292,246
	Mylan Laboratories, Inc. Term Loan B 3.551%, due 10/2/14	4,889,072	4,821,818
	Quintiles Transnational Corp.
	Term Loan B 2.251%, due 3/31/13	1,440,125	1,390,440
	2nd Lien Term Loan C 4.251%, due 3/31/14	500,000	481,250
	Royalty Pharma Finance Trust Term Loan B 2.501%, due 4/16/13	5,920,748	5,817,134
	Rural/Metro Operating Co. LLC Term Loan 7.00%, due 12/9/14	1,320,000	1,321,650
	Select Medical Corp. Extended Term Loan B 4.017%, due 8/22/14	2,485,578	2,442,081
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 0.151%, due 4/21/14	413,793	389,586
	Term Loan B 2.395%, due 4/21/14	1,965,400	1,850,424
	Sunrise Medical Holdings, Inc. Term Loan B1 8.25%, due 5/13/10 (d)	1,657,110	1,358,830
	Vanguard Health Holding Co. LLC Replacement Term Loan 5.00%, due 9/23/11	1,500,000	1,498,125
	Warner Chilcott PLC
	Tranche A 5.50%, due 10/30/14	1,830,509	1,833,483
	Incremental Term Loan 5.75%, due 4/30/15	1,000,000	1,001,661
	Tranche B1 5.75%, due 4/30/15	1,227,629	1,229,465
	Tranche B2 5.75%, due 4/30/15	2,701,184	2,705,223
			88,550,085
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.8%
	Jarden Corp.
	Term Loan B1 2.001%, due 1/24/12	392,068	388,147
	Term Loan B2 2.001%, due 1/24/12	682,115	672,736
	Term Loan B4 3.501%, due 1/26/15	2,676,291	2,680,440
	National Bedding Co. LLC 1st Lien Term Loan 2.305%, due 2/28/13	2,866,350	2,751,696
			6,493,019
	Hotels, Motels, Inns & Gaming 1.3%
	Las Vegas Sands, Inc.
	Delayed Draw Term Loan 2.01%, due 5/23/14	1,081,439	950,315
	Term Loan B 2.01%, due 5/23/14	3,792,301	3,332,485
	Penn National Gaming, Inc. Term Loan B 1.986%, due 10/3/12	5,526,167	5,414,107
			9,696,907
	Insurance 0.1%
	HUB International Holdings, Inc.
	Delayed Draw Term Loan 2.751%, due 6/13/14	176,575	164,215
	Initial Term Loan 2.751%, due 6/13/14	785,561	730,572
			894,787
	Leisure, Amusement, Motion Pictures & Entertainment 3.6%
	AMC Entertainment, Inc. Term Loan 1.731%, due 1/28/13	3,353,064	3,266,619
	Bombardier Recreational Products, Inc. Term Loan 3.276%, due 6/28/13 (d)	1,298,693	972,396
	Cedar Fair, L.P.
	U.S. Term Loan 2.231%, due 8/30/12	358,078	355,442
	U.S. Term B Extended 4.231%, due 8/30/14	1,432,676	1,426,110
	Cinemark USA, Inc. Term Loan 2.009%, due 10/5/13	4,884,306	4,784,583
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 20.50%, due 4/8/12	4,681,754	2,794,422
¤	Regal Cinemas Corp. Term Loan 4.001%, due 10/27/13	7,767,676	7,774,146
	Six Flags Theme Parks, Inc. Tranche B Term Loan 2.49%, due 4/30/15	3,463,002	3,400,668
	Town Sports International, Inc. Term Loan 2.063%, due 2/27/14	1,458,750	1,334,757
	Universal City Development Partners, Ltd. Term Loan B 6.50%, due 11/6/14	1,500,000	1,513,500
			27,622,643
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.8%
	Baldor Electric Co. Term Loan B 5.25%, due 1/31/14	4,173,000	4,171,840
	Gleason Corp. 1st Lien Term Loan 2.00%, due 6/30/13 (d)	1,414,579	1,379,214
	Manitowoc Co., Inc. (The) Term Loan B 7.50%, due 11/6/14	3,905,924	3,879,883
	RBS Global, Inc. Term Loan B 2.791%, due 7/19/13	4,672,131	4,393,266
			13,824,203
	Mining, Steel, Iron & Non-Precious Metals 1.3%
	Aleris International, Inc.
	German C1 4.25%, due 12/19/13 (e)	1,244,865	952,322
	Term Loan B1 4.25%, due 12/19/13 (e)	897,560	35,902
	DIP Term Loan 6.215%, due 2/15/10 (f)	1,646,897	800,615
	Roll-Up DIP Term Loan 12.50%, due 2/15/10	1,941,883	1,080,982
	Novelis, Inc.
	New Canadian Term Loan 2.24%, due 7/6/14	1,371,094	1,298,041
	New U.S. Term Loan 2.249%, due 7/6/14	3,016,524	2,855,800
	Walter Industries, Inc. Term Loan 2.484%, due 10/3/12	3,092,364	2,994,438
			10,018,100
	Oil & Gas 1.3%
	Dresser, Inc.
	Term Loan 2.521%, due 5/4/14	3,811,158	3,645,372
	2nd Lien Term Loan 6.001%, due 5/4/15	1,200,000	1,133,250
	Energy Transfer Equity L.P. Term Loan B 1.983%, due 11/1/12	5,000,000	4,930,355
			9,708,977
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.0%
	Hillman Group, Inc. Term Loan B1 3.02%, due 3/30/12	732,509	727,015
	JohnsonDiversey, Inc. Term Loan B 5.50%, due 11/24/15	2,465,000	2,495,813
	Mega Brands, Inc. Term Loan B 9.75%, due 7/26/12 (d)	3,119,347	2,032,775
	Visant Corp. Term Loan C 2.232%, due 10/4/11	2,836,724	2,796,537
			8,052,140
	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.25%, due 2/1/14	2,767,972	2,233,983

	Personal, Food & Miscellaneous Services 0.6%
	Aramark Corp.
	Synthetic Letter of Credit 2.113%, due 1/27/14	407,561	390,301
	Term Loan 2.126%, due 1/27/14	4,482,464	4,292,631
			4,682,932
	Printing & Publishing 3.7%
	Affiliated Media Term Loan C 6.731%, due 8/2/13	1,802,563	775,102
	Cenveo Corp.
	Delayed Draw Term Loan 4.753%, due 6/21/13	103,654	102,844
	Term Loan C 4.753%, due 6/21/13	2,843,433	2,821,220
	Dex Media East LLC New Term Loan 2.744%, due 10/24/14	1,783,669	1,572,974
	F&W Publications, Inc. (aka New Publishing Acquisition, Inc.) Tranche B Term Loan 6.50%, due 8/5/12 (e)	4,031,684	1,673,149
	Hanley Wood LLC New Term Loan B 2.483%, due 3/8/14	1,612,417	709,464
	Lamar Media Corp. Series E 5.50%, due 3/31/13	4,812,500	4,824,531
	Merrill Communications LLC Term Loan 8.50%, due 12/24/12	5,129,990	4,347,667
	Nielsen Finance LLC Dollar Term Loan 2.231%, due 8/9/13	3,739,256	3,567,650
	Penton Media, Inc. Term Loan B 2.499%, due 2/1/13 (d)	5,348,750	3,952,726
	R.H. Donnelley, Inc. New Term Loan 9.25%, due 10/24/14	3,050,869	2,966,970
	SuperMedia, Inc. Exit Term loan 11.00%, due 12/31/15	1,144,651	1,078,404
			28,392,701
	Retail Store 3.4%
	Michaels Stores, Inc.
	Term Loan B1 2.562%, due 10/31/13	3,980,804	3,586,457
	Term Loan B2 4.812%, due 7/31/16	2,672,652	2,541,245
	Neiman Marcus Group, Inc. (The) Term Loan B 2.255%, due 4/6/13	1,638,260	1,489,906
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 1.74%, due 5/15/14	621,381	587,205
	Term Loan B 1.74%, due 5/15/14	2,158,231	2,039,528
	Petco Animal Supplies, Inc. Term Loan B 2.49%, due 10/25/13	4,867,554	4,747,895
	Pilot Travel Centers LLC Term Loan B (zero coupon), due 11/24/15 (d)	1,500,000	1,510,446
	QVC, Inc.
	Tranche 2-J 3.749%, due 3/3/11	4,920,812	4,914,415
	Tranche 3-J 4.249%, due 6/30/11	1,022,778	1,009,354
	Yankee Candle Co., Inc. (The) Term Loan B 2.24%, due 2/6/14	4,396,192	4,240,492
			26,666,943
	Telecommunications 2.1%
	Intelsat Corp.
	Term Loan B2-A 2.731%, due 1/3/14	2,605,521	2,480,946
	Term Loan B2-B 2.731%, due 1/3/14	2,604,724	2,480,186
	Term Loan B2-C 2.731%, due 1/3/14	2,604,724	2,480,187
	MetroPCS Wireless, Inc. Term Loan B 2.54%, due 11/4/13	3,964,155	3,823,158
	Windstream Corp. Tranche B2 (zero coupon), due 12/17/15	5,000,000	4,939,285
			16,203,762
	Textiles & Leather 0.7%
	Springs Windows Fashions LLC Term Loan B 3.063%, due 12/31/12 (d)	2,457,704	2,205,789
	St. Johns Knits International, Inc. Term Loan B 9.25%, due 3/23/12 (d)	3,298,404	2,968,564
			5,174,353
	Utilities 6.5%
	AES Corp. Term Loan 3.29%, due 8/10/11	2,000,000	1,975,000
	BRSP LLC Term Loan B 7.50%, due 6/24/14	1,465,139	1,439,499
	Calpine Corp. 1st Priority Term Loan 3.135%, due 3/29/14	7,796,649	7,360,528
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit 0.151%, due 6/28/13	130,680	118,266
	Term Loan 2.996%, due 6/28/13	1,105,836	1,000,781
	Covanta Energy Corp.
	Funded Letter of Credit 0.151%, due 2/28/14	1,480,657	1,430,685
	Term Loan B 1.75%, due 2/10/14	2,924,876	2,826,162
	Dynegy Holdings, Inc. Synthetic Letter of Credit 3.99%, due 4/2/13	4,249,535	4,137,984
	InfrastruX Group, Inc. Delayed Draw Term Loan 8.00%, due 11/5/12	2,898,913	2,580,032
	KGen LLC
	1st Lien Term Loan 2.00%, due 2/10/14	2,728,125	2,564,438
	Synthetic Letter of Credit 2.063%, due 2/8/14	1,687,500	1,586,250
	Mirant North America LLC Term Loan 1.981%, due 1/3/13	3,886,378	3,762,845
	NRG Energy, Inc.
	Synthetic Letter of Credit 0.151%, due 2/1/13	4,073,778	3,937,307
	Term Loan B 1.996%, due 2/1/13	2,291,708	2,214,936
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.732%, due 10/10/14	1,930,253	1,577,982
	Term Loan B3 3.732%, due 10/10/14	3,924,886	3,186,246
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 0.151%, due 12/15/13	303,342	294,241
	Term Loan B 2.231%, due 12/15/13	785,004	761,454
	Synthetic Revolver 2.251%, due 12/15/11	95,091	92,239
	2nd Lien Term Loan C 4.485%, due 12/15/14	1,600,000	1,414,000
	TPF II LC LLC Term Loan B 3.001%, due 10/15/14 (d)	1,539,065	1,492,893
	USPF Holdings LLC
	Term Loan 1.981%, due 4/11/14 (d)	3,154,960	3,123,411
	Synthetic Letter of Credit 2.001%, due 4/11/14 (d)	1,300,000	1,287,000
			50,164,179
	Total Floating Rate Loans (Cost $650,245,087)		623,953,451

	Foreign Floating Rate Loans 3.6% (c)
	Broadcasting & Entertainment 0.9%
	UPC Broadband Holding B.V.
	Term Loan N 2.18%, due 12/31/14	3,241,439	3,103,678
	Term Loan T 3.93%, due 12/30/16	4,258,561	4,178,713
			7,282,391
	Chemicals, Plastics & Rubber 0.4%
	Brenntag Holding GmbH and Co.
	Term Loan B2 1.983%, due 1/20/14	1,714,628	1,671,762
	Acquisition Term Loan 2.005%, due 1/20/14	1,885,057	1,837,931
			3,509,693
	Finance 0.5%
	Ashtead Group PLC Term Loan 2.063%, due 8/31/11	4,059,000	4,003,189

	Printing & Publishing 0.3%
	Yell Group PLC New Term Loan B1 3.981%, due 7/31/14	2,958,015	2,282,108

	Retail Store 0.5%
	Dollarama Group, L.P. Replacement Term Loan B 1.999%, due 11/18/11	3,792,121	3,744,720

	Telecommunications 1.0%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 2.731%, due 7/3/13	1,811,294	1,736,578
	Telesat Canada
	U.S.Term I Loan 3.24%, due 10/31/14	5,423,379	5,306,196
	U.S.Term II Loan 3.24%, due 10/31/14	465,827	455,762
			7,498,536
	Total Foreign Floating Rate Loans (Cost $29,370,237)		28,320,637

	Yankee Bond 0.4% (g)
	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Teck Resources, Ltd. 10.25%, due 5/15/16	3,000,000	3,427,500

	Total Yankee Bond (Cost $3,105,063)		3,427,500

	Total Long-Term Bonds (Cost $732,153,913)		707,628,963

		Shares
	Common Stocks 0.1%
	Automobiles 0.1%
	Mark IV (i)	26,783	415,137

	Printing, Publishing, & Broadcasting 0.0%‡
	SuperMedia, Inc. (h)	5,307	192,697

	Specialty Retail 0.0%‡
	Nellson Nutraceutical, Inc. (i)	379	265,300

	Total Common Stocks (Cost $904,958)		873,134

		Principal Amount	Value
	Short-Term Investments 11.0%
	Commercial Paper 7.7%
	Emerson Electric Co. 0.08%, due 3/1/10 (a)(j)	$9,500,000	9,499,409
	FPL Group Capital, Inc. 0.11%, due 2/1/10 (a)(j)	6,000,000	6,000,000
	General Electric Co. 0.09%, due 2/10/10 (j)	6,353,000	6,352,857
	John Deere Bank S.A. 0.12%, due 2/23/10 (a)(j)	6,000,000	5,999,560
	John Deere Credit, Ltd. 0.10%, due 2/17/10 (a)(j)	6,075,000	6,074,730
	National Rural Utilities Cooperative Finance Corp. 0.15%, due 2/17/10 (j)	1,680,000	1,679,888
	NSTAR Electric Co.
	0.08%, due 2/8/10 (j)	2,270,000	2,269,965
	0.10%, due 2/11/10 (j)	6,000,000	5,999,833
	Pitney Bowes, Inc. 0.08%, due 2/4/10 (a)(j)	6,000,000	5,999,960
	Walt Disney Co. (The)
	0.07%, due 2/10/10 (j)	4,329,000	4,328,924
	0.08%, due 2/17/10 (a)(j)	5,706,000	5,705,797

	Total Commercial Paper (Cost $59,910,923)		59,910,923

	Federal Agencies 0.7%
	Federal Home Loan Bank (Discount Note) 0.133%, due 4/1/10 (j)	5,000,000	4,998,910

	Total Federal Agencies (Cost $4,998,805)		4,998,910

	Repurchase Agreements 2.6%
	SG Americas Securities LLC 0.11%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $18,810,172 (Collateralized by Federal National Mortgage Association with rates from 6.00% to 6.68% and maturity dates ranging from 6/10/14 to 4/18/36, with a Principal Amount of $17,936,000 and a Market Value of $19,187,069)	18,810,000	18,810,000
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $1,063,019 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 2/18/10, with a Principal Amount of $1,085,000 and a Market Value of $1,085,000)	1,063,018	1,063,018

	Total Repurchase Agreements (Cost $19,873,018)		19,873,018

	Total Short-Term Investments (Cost $84,782,746)		84,782,851

	Total Investments (Cost $817,841,617) (k)	102.2%	793,284,948

	Other Assets, Less Liabilities	(2.2)	(16,761,083)
	Net Assets	100.0%	$776,523,865

¤	Among the Fund's 10 largest issuers held, as of January 31, 2010, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Illiquid security. The total market value of these securities at January 31, 2010 is $42,513,664, which represents 5.5% of the Fund's net assets.
(e)	Issue in default.
(f)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	Fair valued security - The total market value of this security at January 31, 2010 is $680,437, which represents 0.1% the Fund's net assets.
(j)	Interest rate presented is yield to maturity.
(k)	At January 31, 2010, cost is $817,831,502 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$8,846,806
Gross unrealized depreciation	(33,393,360)
Net unrealized depreciation	$(24,546,554)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$51,927,375	$—	$51,927,375
Floating Rate Loans	—	623,953,451	—	623,953,451
Foreign Floating Rate Loans	—	28,320,637	—	28,320,637
Yankee Bond	—	3,427,500	—	3,427,500
Total Long-Term Bonds		707,628,963		707,628,963
Common Stocks (b)	192,697	—	680,437	873,134
Short-Term Investments
Commercial Paper	—	59,910,923	—	59,910,923
Federal Agencies	—	4,998,910	—	4,998,910
Repurchase Agreement	—	19,873,018	—	19,873,018
Total Short-Term Investments	—	84,782,851	—	84,782,851
Total Investments in Securities	$192,697	$792,411,814	$680,437	$793,284,948

(a) For detailed industry descriptions, see the Portfolio of Investments.

(b) The level 3 security valued at $680,437 is held in Automobiles and Specialty Retail within the Common Stock section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Long-Term Investments
Common Stocks
Automobiles	$-	$-	$-	$-	$-	$-	$415,137	$-	$415,137	$-
Special Retail	265,300	-	-	-	-	-	-	-	265,300	-
Total	$265,300	$-	$-	$-	$-	$-	$415,137	$-	$680,437	$-

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares		Value
Affiliated Investment Companies 100.0%†
Equity Funds 100.0%
MainStay 130/30 Core Fund Class I (a)	3,447,150		$22,682,249
MainStay 130/30 Growth Fund Class I (a)(b)	362,409		2,718,069
MainStay 130/30 International Fund Class I (a)	2,017,945		12,228,744
MainStay Common Stock Fund Class I (a)	2,062,582		20,522,690
MainStay Epoch Global Choice Fund Class I (a)	281,667		3,675,757
MainStay Epoch U.S. All Cap Fund Class I	520,842		10,156,410
MainStay Growth Equity Fund Class I (a)	266,830		2,516,211
MainStay ICAP Equity Fund Class I	302,904		9,302,193
MainStay ICAP International Fund Class I	459,240		12,229,557
MainStay ICAP Select Equity Fund Class I	347,954		10,285,528
MainStay International Equity Fund Class I	878,517		10,384,071
MainStay Large Cap Growth Fund Class I (b)	4,465,346		26,077,622
MainStay MAP Fund Class I	1,018,993		27,563,772
MainStay S&P 500 Index Fund Class I	35,491		878,043
MainStay U.S. Small Cap Fund Class I (a)(b)	937,845		12,538,994
Total Equity Funds (Cost $196,899,336)
Total Investments (Cost $196,899,336) (c)	100.0%		183,759,910

Other Assets, Less Liabilities	(0.0	) ‡	(60,410)
Net Assets	100.0%		$183,699,500

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2010, cost is $206,575,806 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$1,866,157
Gross unrealized depreciation	(24,682,053)
Net unrealized depreciation	$(22,815,896)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies Equity Funds	$183,759,910	$—	$—	$183,759,910
Total Investments in Securities	$183,759,910	$—	$—	$183,759,910

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund

Portfolio of Investments January 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.0%†
	Aerospace & Defense 1.9%
	General Dynamics Corp.	21,515	$1,438,278
	Precision Castparts Corp.	71,339	7,508,430
	Rockwell Collins, Inc.	32,617	1,734,898
			10,681,606
	Beverages 3.4%
	Diageo PLC, Sponsored ADR (a)	67,213	4,516,042
	PepsiCo, Inc.	244,673	14,587,404
			19,103,446
	Biotechnology 6.4%
¤	Amgen, Inc. (b)	270,884	15,841,296
	Celgene Corp. (b)	158,686	9,010,191
	Gilead Sciences, Inc. (b)	225,029	10,862,150
			35,713,637
	Capital Markets 3.3%
	Blackstone Group L.P. (The)	321,365	3,898,157
	Goldman Sachs Group, Inc. (The)	45,292	6,735,826
	Greenhill & Co., Inc.	53,512	4,163,234
	Invesco, Ltd.	201,103	3,881,288
			18,678,505
	Chemicals 1.1%
	Celanese Corp. Series A	73,678	2,144,030
	Mosaic Co. (The)	77,612	4,153,018
			6,297,048
	Communications Equipment 7.2%
¤	Cisco Systems, Inc. (b)	764,225	17,172,136
	Juniper Networks, Inc. (b)	277,820	6,898,271
¤	QUALCOMM, Inc.	406,366	15,925,483
			39,995,890
	Computers & Peripherals 9.6%
¤	Apple, Inc. (b)	90,674	17,420,289
¤	Hewlett-Packard Co.	327,409	15,411,142
¤	International Business Machines Corp.	140,955	17,251,482
	NetApp, Inc. (b)	115,273	3,357,903
			53,440,816
	Construction Materials 0.6%
	Martin Marietta Materials, Inc.	45,058	3,567,692

	Consumer Finance 1.1%
	American Express Co.	168,994	6,364,314

	Containers & Packaging 0.5%
	Packaging Corp. of America	131,187	2,891,362

	Diversified Financial Services 1.0%
	JPMorgan Chase & Co.	150,326	5,853,694

	Energy Equipment & Services 3.4%
	FMC Technologies, Inc. (b)	136,011	7,231,705
	Schlumberger, Ltd.	106,259	6,743,196
	Transocean, Ltd. (b)	59,745	5,062,791
			19,037,692
	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	107,885	6,195,835
	Wal-Mart Stores, Inc.	130,709	6,983,782
			13,179,617
	Food Products 1.1%
	General Mills, Inc.	87,770	6,258,879

	Health Care Equipment & Supplies 3.4%
	Baxter International, Inc.	194,389	11,194,862
	Hospira, Inc. (b)	157,854	7,993,727
			19,188,589
	Health Care Providers & Services 3.6%
	AmerisourceBergen Corp.	63,679	1,735,889
¤	Medco Health Solutions, Inc. (b)	244,043	15,003,764
	UnitedHealth Group, Inc.	95,724	3,158,892
			19,898,545
	Hotels, Restaurants & Leisure 2.9%
¤	McDonald's Corp.	264,277	16,498,813

	Household Products 4.9%
	Colgate-Palmolive Co.	118,820	9,509,165
	Energizer Holdings, Inc. (b)	50,392	2,796,756
¤	Procter & Gamble Co. (The)	248,572	15,299,606
			27,605,527
	Internet & Catalog Retail 2.0%
	Amazon.com, Inc. (b)	60,117	7,539,273
	Priceline.com, Inc. (b)	17,401	3,399,285
			10,938,558
	Internet Software & Services 3.7%
	Google, Inc. Class A (b)	27,438	14,526,226
	Yahoo!, Inc. (b)	397,257	5,962,828
			20,489,054
	IT Services 2.1%
	Accenture PLC Class A	145,691	5,971,874
	Cognizant Technology Solutions Corp. Class A (b)	132,015	5,763,775
			11,735,649
	Machinery 6.2%
	Danaher Corp.	129,393	9,232,191
	Deere & Co.	108,311	5,410,134
	Flowserve Corp.	57,325	5,168,995
	Illinois Tool Works, Inc.	131,652	5,738,711
	Ingersoll-Rand PLC	170,939	5,548,680
	Joy Global, Inc.	82,259	3,762,527
			34,861,238
	Media 2.0%
	Discovery Communications, Inc. Class A (b)	193,850	5,749,591
	News Corp. Class A	410,428	5,175,497
			10,925,088
	Metals & Mining 0.8%
	Freeport-McMoRan Copper & Gold, Inc.	33,767	2,251,921
	United States Steel Corp.	46,420	2,062,441
			4,314,362
	Oil, Gas & Consumable Fuels 2.6%
	Apache Corp.	57,048	5,634,631
	Petroleo Brasileiro S.A., ADR (a)	34,819	1,412,607
	Southwestern Energy Co. (b)	169,422	7,264,815
			14,312,053
	Pharmaceuticals 4.9%
	Abbott Laboratories	282,359	14,948,085
	Merck & Co., Inc.	142,298	5,432,938
	Mylan, Inc. (b)	126,823	2,311,983
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)	81,404	4,617,235
			27,310,241
	Road & Rail 2.4%
	Union Pacific Corp.	223,786	13,539,053

	Semiconductors & Semiconductor Equipment 3.2%
	Lam Research Corp. (b)	224,858	7,422,563
	Teradyne, Inc. (b)	277,993	2,596,455
	Texas Instruments, Inc.	343,451	7,727,647
			17,746,665
	Software 7.0%
¤	Microsoft Corp.	926,151	26,098,935
	Oracle Corp.	573,567	13,226,455
			39,325,390
	Specialty Retail 0.5%
	O'Reilly Automotive, Inc. (b)	68,024	2,571,307

	Tobacco 0.7%
	Lorillard, Inc.	55,471	4,199,155

	Wireless Telecommunication Services 1.1%
	American Tower Corp. Class A (b)	141,938	6,025,268

	Total Common Stocks (Cost $521,456,263)		542,548,753

	Exchange Traded Fund 0.3% (c)
	iShares Russell 1000 Growth Index Fund	29,406	1,400,020

	Total Exchange Traded Fund (Cost $1,487,016)		1,400,020

		Principal Amount	Value
	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $16,194,994 (Collateralized by an United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $16,525,000 and a Market Value of $16,523,348)	$16,194,981	16,194,981

	Total Short-Term Investment (Cost $16,194,981)		16,194,981

	Total Investments (Cost $539,138,260) (d)	100.2%	560,143,754

	Other Assets, Less Liabilities	(0.2)	(1,083,390)
	Net Assets	100.0%	$559,060,364

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At January 31, 2010, cost is $542,860,817 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$39,360,268
Gross unrealized depreciation	(22,077,331)
Net unrealized appreciation	$17,282,937

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$542,548,753	$—	$—	$542,548,753
Exchange Traded Fund	1,400,020	—	—	1,400,020
Short-Term Investment
Repurchase Agreement	—	16,194,981	—	16,194,981
Total Investments in Securities	$543,948,773	$16,194,981	$—	$560,143,754

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 99.8%†
	Asset-Backed Securities 0.6%
	Credit Cards 0.1%
	Chase Issuance Trust Series 2005, Class A-10 4.65%, due 12/17/12	$500,000	$514,580

	Finance-Other 0.3%
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	250,000	244,505
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,000,000	1,007,342
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	181,016	177,789
	Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (a)	500,000	312,019
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	79,911
			1,821,566
	Home Equity 0.2%
	Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (a)	800,634	786,869
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 6.174%, due 5/25/35 (a)	500,000	264,434
			1,051,303
	Transportation 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	55,662	55,940

	Total Asset-Backed Securities (Cost $3,863,096)		3,443,389

	Corporate Bonds 18.0%
	Banks 2.2%
¤	Bank of America Corp.
	2.10%, due 4/30/12 (b)	2,000,000	2,039,220
	4.75%, due 8/1/15	250,000	257,411
	4.90%, due 5/1/13	500,000	524,926
	5.25%, due 12/1/15	200,000	203,923
	5.375%, due 6/15/14	300,000	317,378
	5.42%, due 3/15/17	1,100,000	1,077,661
	5.625%, due 10/14/16	100,000	103,727
	5.65%, due 5/1/18	325,000	328,054
	Bank One Corp. 5.90%, due 11/15/11	250,000	267,557
	BB&T Corp.
	3.375%, due 9/25/13	500,000	511,835
	6.50%, due 8/1/11	100,000	106,666
	Branch Banking & Trust Co. 4.875%, due 1/15/13	100,000	106,523
	Capital One Bank USA N.A. 8.80%, due 7/15/19	500,000	606,335
	Capital One Financial Corp.
	5.25%, due 2/21/17	100,000	100,392
	6.15%, due 9/1/16	75,000	76,924
	Fifth Third Bank 4.75%, due 2/1/15	250,000	241,678
	JPMorgan Chase Bank N.A.
	5.875%, due 6/13/16	150,000	159,287
	6.00%, due 10/1/17	785,000	842,363
	KeyBank N.A. 5.80%, due 7/1/14	375,000	380,197
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	125,089
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	271,347
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	102,286
	Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	50,000	51,820
	National City Bank of Pennsylvania 6.25%, due 3/15/11	250,000	261,346
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	180,786
	Sanwa Bank, Ltd. 7.40%, due 6/15/11	100,000	107,749
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	102,376
	SunTrust Banks, Inc.
	5.40%, due 4/1/20	100,000	95,629
	5.45%, due 12/1/17	100,000	97,943
	Swiss Bank Corp. 7.75%, due 9/1/26	100,000	110,947
	U.S. Bank N.A.
	4.80%, due 4/15/15	100,000	106,744
	6.375%, due 8/1/11	250,000	270,379
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	596,146
	5.00%, due 8/15/15	50,000	51,513
	5.60%, due 3/15/16	200,000	211,081
	6.60%, due 1/15/38	300,000	317,515
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	105,913
	5.50%, due 8/1/35	125,000	114,159
	Wells Fargo & Co. 3.75%, due 10/1/14	250,000	252,180
	Wells Fargo Bank N.A.
	5.75%, due 5/16/16	350,000	369,233
	5.95%, due 8/26/36	150,000	145,111
	6.45%, due 2/1/11	550,000	580,409
			12,879,758
	Consumer 1.9%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	271,121
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12 (c)	500,000	515,954
	Archer-Daniels-Midland Co.
	5.45%, due 3/15/18	100,000	108,589
	6.45%, due 1/15/38	200,000	222,950
	Avon Products, Inc. 5.125%, due 1/15/11	50,000	51,988
	Bottling Group LLC 5.50%, due 4/1/16	100,000	110,630
	Bunge Limited Finance Corp. 5.35%, due 4/15/14	100,000	104,680
	Campbell Soup Co.
	4.50%, due 2/15/19	250,000	257,292
	4.875%, due 10/1/13	100,000	109,454
	Coca-Cola Enterprises, Inc.
	7.00%, due 10/1/26	100,000	116,099
	8.50%, due 2/1/22	252,000	330,576
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	102,757
	ConAgra Foods, Inc.
	7.00%, due 10/1/28	100,000	108,646
	7.875%, due 9/15/10	67,000	69,866
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	108,742
	CVS Caremark Corp.
	4.875%, due 9/15/14	50,000	53,700
	6.25%, due 6/1/27	175,000	179,846
	Dell, Inc. 4.70%, due 4/15/13	175,000	188,417
	General Mills, Inc.
	5.65%, due 9/10/12	65,000	71,523
	5.70%, due 2/15/17	100,000	109,794
	H.J. Heinz Finance Co. 6.625%, due 7/15/11	300,000	322,947
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	108,411
	Home Depot, Inc.
	5.40%, due 3/1/16	200,000	214,062
	5.875%, due 12/16/36	250,000	242,272
	Kellogg Co. Series B 7.45%, due 4/1/31	150,000	185,427
	Kohl's Corp. 6.30%, due 3/1/11	200,000	209,922
	Kraft Foods, Inc.
	5.25%, due 10/1/13	100,000	107,513
	6.125%, due 2/1/18	250,000	267,667
	6.50%, due 8/11/17	225,000	248,971
	Kroger Co. (The)
	5.50%, due 2/1/13	250,000	268,853
	6.40%, due 8/15/17	175,000	195,552
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	113,280
	6.875%, due 2/15/28	100,000	113,975
	McDonalds Corp. 5.80%, due 10/15/17	310,000	349,164
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14 (c)	250,000	250,425
	Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	53,883
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	70,864
	PepsiCo., Inc.
	5.00%, due 6/1/18	500,000	532,030
	5.15%, due 5/15/12	250,000	270,593
	Pfizer, Inc. 6.20%, due 3/15/19	650,000	728,751
	Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	346,422
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	250,000	261,024
	4.85%, due 12/15/15	75,000	83,027
	5.55%, due 3/5/37	100,000	101,687
	5.80%, due 8/15/34	75,000	79,473
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	101,056
	5.80%, due 8/15/12	200,000	219,944
	6.35%, due 8/15/17	100,000	111,550
	Sara Lee Corp. 6.25%, due 9/15/11	150,000	160,508
	Sysco Corp. 5.375%, due 9/21/35	100,000	100,479
	Target Corp.
	6.00%, due 1/15/18	250,000	277,610
	6.50%, due 10/15/37	150,000	164,059
	Wal-Mart Stores, Inc.
	5.375%, due 4/5/17	350,000	383,766
	6.50%, due 8/15/37	350,000	392,349
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	142,907
			10,973,047
	Electric 1.6%
	Alabama Power Co. 5.55%, due 2/1/17	50,000	53,557
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	101,893
	American Electric Power Co., Inc. Series C 5.375%, due 3/15/10	200,000	201,179
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	99,889
	Arizona Public Service Co. 6.375%, due 10/15/11	100,000	107,290
	Baltimore Gas & Electric Co. 6.125%, due 7/1/13	100,000	111,021
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	112,355
	Commonwealth Edison Co. 6.15%, due 9/15/17	300,000	334,490
	Consolidated Edison Co. of New York, Inc.
	6.20%, due 6/15/36	100,000	107,227
	6.30%, due 8/15/37	225,000	244,698
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	110,821
	Consumers Energy Co.
	Series F 4.00%, due 5/15/10	250,000	252,210
	Series B 5.375%, due 4/15/13	100,000	109,207
	Detroit Edison Co. (The) 6.40%, due 10/1/13	275,000	311,062
	Dominion Resources, Inc. 5.15%, due 7/15/15	100,000	107,822
	DTE Energy Co. 7.05%, due 6/1/11	250,000	265,804
	Duke Energy Carolinas LLC 6.00%, due 1/15/38	200,000	210,993
	Emerson Electric Co. 4.25%, due 11/15/20	400,000	399,636
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	80,425
	FirstEnergy Corp.
	Series B 6.45%, due 11/15/11	11,000	11,855
	Series C 7.375%, due 11/15/31	200,000	225,057
	Florida Power & Light
	5.55%, due 11/1/17	100,000	109,469
	5.95%, due 10/1/33	100,000	104,040
	Florida Power Corp. 6.35%, due 9/15/37	150,000	162,633
	Georgia Power Co. 5.65%, due 3/1/37	100,000	100,576
	IES Utilities, Inc. Series B 6.75%, due 3/15/11	100,000	105,285
	Indiana Michigan Power Co. 7.00%, due 3/15/19	50,000	57,408
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	41,013
	Kansas City Power & Light Co. 6.50%, due 11/15/11	50,000	53,884
	MidAmerican Energy Holdings Co. 5.875%, due 10/1/12	100,000	110,429
	MidAmerican Funding LLC 6.75%, due 3/1/11	100,000	104,243
	Nevada Power Co.
	6.50%, due 4/15/12	50,000	53,929
	6.50%, due 8/1/18	150,000	165,319
	NiSource Finance Corp. 6.15%, due 3/1/13	175,000	191,347
	Ohio Power Co.
	Series K 6.00%, due 6/1/16	50,000	54,929
	Series G 6.60%, due 2/15/33	150,000	162,969
	Oncor Electric Delivery Co.
	6.375%, due 5/1/12	100,000	108,883
	7.00%, due 9/1/22	100,000	113,884
	Pacific Gas & Electric Co. 5.625%, due 11/30/17	500,000	543,627
	Pacificorp 6.25%, due 10/15/37	150,000	163,894
	Peco Energy Co. 5.95%, due 10/1/36	100,000	106,861
	Pepco Holdings, Inc.
	6.45%, due 8/15/12	100,000	108,891
	7.45%, due 8/15/32	100,000	107,946
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	106,142
	Progress Energy, Inc. 5.625%, due 1/15/16	250,000	269,834
	PSE&G Power LLC
	7.75%, due 4/15/11	100,000	107,165
	8.625%, due 4/15/31	50,000	65,201
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	106,736
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	47,915
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	105,610
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	25,000	24,799
	SCANA Corp. 6.25%, due 2/1/12	100,000	107,677
	South Carolina Electric & Gas Co.
	6.05%, due 1/15/38	100,000	105,468
	6.50%, due 11/1/18	90,000	104,589
	Southern California Edison Co.
	5.00%, due 1/15/14	225,000	245,515
	6.00%, due 1/15/34	100,000	105,810
	Southern Power Co.
	4.875%, due 7/15/15	100,000	107,239
	Series B 6.25%, due 7/15/12	150,000	165,965
	Union Electric Co.
	4.65%, due 10/1/13	100,000	106,144
	5.40%, due 2/1/16	100,000	104,102
	Virginia Electric and Power Co.
	5.00%, due 6/30/19	120,000	124,193
	6.00%, due 1/15/36	100,000	105,041
	6.00%, due 5/15/37	125,000	131,432
	Wisconsin Energy Corp. 6.50%, due 4/1/11	175,000	185,891
	Xcel Energy, Inc. 6.50%, due 7/1/36	200,000	214,321
			9,136,739
Energy 1.0%
Amerada Hess Corp. 7.30%, due 8/15/31	100,000	114,933
Anadarko Petroleum Corp.
5.95%, due 9/15/16	325,000	351,467
6.45%, due 9/15/36	150,000	154,249
Apache Corp. 6.00%, due 1/15/37	150,000	159,593
Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	121,024
Chevron Corp. 4.95%, due 3/3/19	250,000	261,529
ConocoPhillips
5.75%, due 2/1/19	250,000	272,713
5.90%, due 10/15/32	250,000	257,266
Devon Energy Corp.
5.625%, due 1/15/14	100,000	109,383
7.95%, due 4/15/32	50,000	63,245
Devon Financing Corp. LLC 6.875%, due 9/30/11	400,000	435,578
Duke Capital LLC 6.75%, due 2/15/32	125,000	131,029
Energy Transfer Partners, L.P.
5.95%, due 2/1/15	130,000	140,811
6.70%, due 7/1/18	100,000	109,183
Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	217,477
Halliburton Co.
5.50%, due 10/15/10	100,000	103,835
6.15%, due 9/15/19	250,000	282,733
Kinder Morgan Energy Partners, L.P.
5.00%, due 12/15/13	150,000	161,623
5.80%, due 3/15/35	250,000	238,247
6.75%, due 3/15/11	200,000	211,013
Marathon Oil Corp.
6.00%, due 10/1/17	100,000	107,459
6.80%, due 3/15/32	100,000	109,199
ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	219,908
ONEOK, Inc. 7.125%, due 4/15/11	100,000	105,993
Pemex Project Funding Master Trust 6.625%, due 6/15/35	250,000	232,558
Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	68,277
Spectra Energy Capital LLC 6.20%, due 4/15/18	50,000	54,340
Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	342,539
Valero Energy Corp.
6.625%, due 6/15/37	100,000	94,175
7.50%, due 4/15/32	100,000	104,078
Williams Cos., Inc. 8.75%, due 3/15/32	250,000	311,765
XTO Energy, Inc.
4.90%, due 2/1/14	75,000	81,327
6.10%, due 4/1/36	60,000	64,347
6.75%, due 8/1/37	100,000	116,664
		5,909,560
Finance-Other 3.8%
AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (c)	250,000	250,240
American Express Co.
5.50%, due 9/12/16	75,000	78,160
6.15%, due 8/28/17	525,000	560,497
American Express Credit Corp. 7.30%, due 8/20/13	600,000	681,688
American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	249,153
AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	103,736
Bear Stearns Cos., Inc. (The)
5.30%, due 10/30/15	100,000	106,552
5.50%, due 8/15/11	100,000	106,357
5.70%, due 11/15/14	250,000	274,618
7.25%, due 2/1/18	400,000	458,712
Boston Properties, Inc. 6.25%, due 1/15/13	100,000	109,093
Camden Property Trust 5.00%, due 6/15/15	100,000	100,013
Capital One Bank 5.125%, due 2/15/14	100,000	105,113
Caterpillar Financial Services Corp. 6.20%, due 9/30/13	250,000	282,075
Citigroup, Inc.
4.70%, due 5/29/15	300,000	299,956
4.875%, due 5/7/15	350,000	339,707
5.50%, due 10/15/14	1,000,000	1,029,997
5.875%, due 2/22/33	600,000	501,709
6.125%, due 11/21/17	1,000,000	1,011,351
6.375%, due 8/12/14	300,000	318,340
Colonial Realty, L.P. 4.80%, due 4/1/11	14,000	13,760
Countrywide Financial Corp. 6.25%, due 5/15/16	200,000	206,266
Credit Suisse First Boston USA, Inc.
4.875%, due 1/15/15	575,000	610,031
5.125%, due 1/15/14	100,000	108,230
6.50%, due 1/15/12	250,000	273,404
Developers Diversified Realty Corp. 5.00%, due 5/3/10	50,000	50,030
ERP Operating, L.P.
5.125%, due 3/15/16	50,000	51,565
5.375%, due 8/1/16	50,000	51,917
Goldman Sachs Group, Inc. (The)
1.625%, due 7/15/11 (b)	2,000,000	2,025,972
5.15%, due 1/15/14	625,000	662,410
5.35%, due 1/15/16	350,000	367,939
5.95%, due 1/18/18	1,000,000	1,053,299
6.25%, due 9/1/17	350,000	376,775
Hospitality Properties Trust 5.125%, due 2/15/15	50,000	48,052
John Deere Capital Corp. 7.00%, due 3/15/12	250,000	278,955
JPMorgan Chase & Co.
2.20%, due 6/15/12 (b)	1,000,000	1,021,708
4.875%, due 3/15/14	250,000	263,247
5.15%, due 10/1/15	500,000	533,520
5.75%, due 1/2/13	200,000	217,748
Kimco Realty Corp. 5.783%, due 3/15/16	50,000	51,213
Liberty Property, L.P.
5.125%, due 3/2/15	100,000	99,108
8.50%, due 8/1/10	100,000	102,412
Mack-Cali Realty, L.P. 5.05%, due 4/15/10	201,000	201,925
Merrill Lynch & Co., Inc.
Series C 5.00%, due 1/15/15	150,000	153,961
Series B 5.30%, due 9/30/15	250,000	258,864
5.70%, due 5/2/17	100,000	99,913
5.77%, due 7/25/11	200,000	211,641
6.40%, due 8/28/17	400,000	418,576
Morgan Stanley
Series E 5.45%, due 1/9/17	425,000	439,834
5.625%, due 1/9/12	350,000	373,719
6.00%, due 5/13/14	750,000	816,918
6.00%, due 4/28/15	850,000	915,020
6.25%, due 8/28/17	400,000	426,603
National Rural Utilities Cooperative Finance Corp.
5.45%, due 2/1/18	150,000	159,593
8.00%, due 3/1/32	75,000	91,548
Pricoa Global Funding I 4.625%, due 6/25/12 (c)	100,000	104,248
ProLogis
5.625%, due 11/15/15	100,000	100,117
6.625%, due 5/15/18	50,000	50,725
Regency Centers, L.P. 5.25%, due 8/1/15	100,000	101,037
Simon Property Group, L.P. 5.25%, due 12/1/16	200,000	203,510
SLM Corp. 5.625%, due 8/1/33	250,000	191,880
Toyota Motor Credit Corp.
4.25%, due 3/15/10	100,000	100,463
5.45%, due 5/18/11	150,000	158,260
U.S. Bancorp 1.80%, due 5/15/12 (b)	700,000	709,085
Unilever Capital Corp. 5.90%, due 11/15/32	100,000	106,937
		21,829,005
Gas 0.1%
AGL Capital Corp. 4.45%, due 4/15/13	100,000	105,156
Occidental Petroleum Corp. 4.125%, due 6/1/16	250,000	260,052
Sempra Energy
6.00%, due 2/1/13	100,000	109,374
6.50%, due 6/1/16	75,000	83,796
		558,378
Independent 1.0%
American General Finance Corp. Series H 4.00%, due 3/15/11	250,000	233,021
Ameriprise Financial, Inc. 5.35%, due 11/15/10	3,000	3,096
CitiFinancial Credit Co. 8.70%, due 6/15/10	227,000	232,534
General Electric Capital Corp.
5.00%, due 1/8/16	375,000	390,982
5.40%, due 2/15/17	200,000	209,002
5.875%, due 1/14/38	525,000	486,114
6.00%, due 6/15/12	1,125,000	1,217,922
Series A 6.75%, due 3/15/32	650,000	664,247
HSBC Bank USA N.A. 4.625%, due 4/1/14	925,000	975,422
HSBC Finance Corp.
5.50%, due 1/19/16	850,000	907,871
6.375%, due 10/15/11	300,000	320,683
Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	48,252
		5,689,146
Insurance 1.0%
Ace INA Holdings, Inc.
5.70%, due 2/15/17	60,000	64,620
5.875%, due 6/15/14	105,000	116,663
Aegon Funding Corp. 5.75%, due 12/15/20	100,000	98,828
Allstate Corp. (The) 5.00%, due 8/15/14	425,000	456,704
American International Group, Inc.
4.70%, due 10/1/10	100,000	99,632
5.85%, due 1/16/18	300,000	240,842
6.25%, due 5/1/36	200,000	147,422
Aon Corp. 7.375%, due 12/14/12	100,000	112,789
Assurant, Inc. 5.625%, due 2/15/14	100,000	104,737
Berkshire Hathaway Finance Corp.
4.85%, due 1/15/15	400,000	435,455
5.00%, due 8/15/13	500,000	545,737
Chubb Corp.
5.20%, due 4/1/13	100,000	107,621
5.75%, due 5/15/18	100,000	107,938
CIGNA Corp. 7.00%, due 1/15/11	125,000	131,498
Everest Reinsurance Holdings, Inc. 8.75%, due 3/15/10	100,000	100,746
Genworth Financial, Inc.
Class A 4.95%, due 10/1/15	75,000	66,924
5.75%, due 6/15/14	50,000	48,779
Hartford Financial Services Group, Inc. (The) 7.90%, due 6/15/10	100,000	102,191
Hartford Life Global Funding Trusts 5.20%, due 2/15/11	155,000	161,215
Lincoln National Corp. 4.75%, due 2/15/14	150,000	151,173
Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	105,219
MetLife Global Funding I 5.125%, due 6/10/14 (c)	220,000	235,695
MetLife, Inc.
5.00%, due 11/24/13	50,000	53,337
5.00%, due 6/15/15	225,000	241,577
5.70%, due 6/15/35	100,000	99,577
6.125%, due 12/1/11	100,000	108,261
Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	24,579
Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	94,200
Principal Life Income Funding Trust 5.20%, due 11/15/10	50,000	51,593
Progressive Corp. (The)
6.25%, due 12/1/32	50,000	52,013
6.375%, due 1/15/12	200,000	217,548
Protective Life Corp. 4.875%, due 11/1/14	100,000	100,556
Prudential Financial, Inc.
Series B 5.10%, due 9/20/14	250,000	266,309
5.70%, due 12/14/36	100,000	95,501
St. Paul Travelers Cos., Inc. (The)
5.50%, due 12/1/15	100,000	110,455
6.75%, due 6/20/36	75,000	85,517
Travelers Cos., Inc. (The) (MTN) 5.375%, due 6/15/12	100,000	106,624
Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	105,786
		5,555,861
Manufacturing 2.2%
3M Co. 5.70%, due 3/15/37	150,000	157,210
Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	105,906
Alcoa, Inc.
5.72%, due 2/23/19	187,000	176,393
5.95%, due 2/1/37	100,000	82,860
Black & Decker Corp. 4.75%, due 11/1/14	50,000	51,910
Boeing Co. (The)
4.875%, due 2/15/20	180,000	183,794
6.125%, due 2/15/33	250,000	269,235
Caterpillar, Inc. 6.05%, due 8/15/36	313,000	336,415
Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	54,066
CRH America, Inc.
5.30%, due 10/15/13	100,000	105,655
6.00%, due 9/30/16	100,000	106,404
DaimlerChrysler N.A. Holding Corp.
4.875%, due 6/15/10	100,000	101,395
7.75%, due 1/18/11	150,000	159,467
8.50%, due 1/18/31	300,000	372,942
Danaher Corp. 5.625%, due 1/15/18	100,000	109,964
Deere & Co.
4.375%, due 10/16/19	100,000	100,505
7.125%, due 3/3/31	125,000	149,104
Dover Corp. 5.45%, due 3/15/18	100,000	107,379
Dow Chemical Co. (The) 6.00%, due 10/1/12	850,000	922,369
E.I. du Pont de Nemours & Co.
4.625%, due 1/15/20	200,000	201,151
4.75%, due 11/15/12	280,000	302,879
Eastman Chemical Co. 7.25%, due 1/15/24	100,000	112,303
Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	112,762
General Dynamics Corp. 4.25%, due 5/15/13	350,000	372,421
General Electric Co. 5.25%, due 12/6/17	500,000	522,148
Goodrich Corp. 7.00%, due 4/15/38	50,000	54,724
Hewlett-Packard Co. 5.25%, due 3/1/12	350,000	377,609
Honeywell International, Inc.
5.30%, due 3/1/18	250,000	268,488
5.70%, due 3/15/37	100,000	102,083
6.125%, due 11/1/11	100,000	109,217
International Business Machines Corp.
5.70%, due 9/14/17	700,000	777,294
5.875%, due 11/29/32	100,000	106,726
6.50%, due 1/15/28	100,000	113,159
7.50%, due 6/15/13	100,000	117,968
8.375%, due 11/1/19	100,000	130,750
International Paper Co.
5.25%, due 4/1/16	100,000	101,824
5.30%, due 4/1/15	250,000	263,746
ITT Corp. 4.90%, due 5/1/14	250,000	268,168
Johnson Controls, Inc.
5.50%, due 1/15/16	50,000	52,161
6.00%, due 1/15/36	50,000	45,378
Lockheed Martin Corp.
4.25%, due 11/15/19	500,000	487,091
7.65%, due 5/1/16	250,000	305,574
Lubrizol Corp. 5.50%, due 10/1/14	100,000	108,259
MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	50,610
Microsoft Corp. 4.20%, due 6/1/19	250,000	252,684
Monsanto Co. 7.375%, due 8/15/12	100,000	113,923
Newmont Mining Corp.
5.125%, due 10/1/19	150,000	151,907
8.625%, due 5/15/11	50,000	53,743
Northrop Grumman Corp.
5.05%, due 8/1/19	100,000	103,582
7.125%, due 2/15/11	100,000	105,570
7.75%, due 3/1/16	250,000	302,624
7.875%, due 3/1/26	100,000	122,382
Nucor Corp. 5.00%, due 12/1/12	245,000	269,414
Pitney Bowes, Inc.
3.875%, due 6/15/13	150,000	156,331
5.75%, due 9/15/17	100,000	109,983
PPG Industries, Inc. 5.75%, due 3/15/13	100,000	108,886
Praxair, Inc. 3.95%, due 6/1/13	200,000	210,286
Raytheon Co. 6.40%, due 12/15/18	200,000	230,323
Rohm & Haas Co. 7.85%, due 7/15/29	100,000	108,839
United Technologies Corp.
4.875%, due 5/1/15	200,000	218,315
6.125%, due 2/1/19	250,000	281,552
VF Corp. 6.45%, due 11/1/37	50,000	54,745
Vulcan Materials Co.
5.60%, due 11/30/12	75,000	80,387
6.30%, due 6/15/13	150,000	161,181
Weyerhaeuser Co.
6.75%, due 3/15/12	200,000	213,194
7.375%, due 3/15/32	100,000	97,271
Xerox Corp.
6.35%, due 5/15/18	100,000	108,427
6.40%, due 3/15/16	160,000	176,907
		12,909,922
Service 2.1%
Abbott Laboratories
5.875%, due 5/15/16	200,000	225,251
6.15%, due 11/30/37	100,000	108,594
Aetna, Inc.
6.00%, due 6/15/16	175,000	190,331
7.875%, due 3/1/11	100,000	107,248
Allergan, Inc. 5.75%, due 4/1/16	50,000	55,592
Amgen, Inc.
4.85%, due 11/18/14	100,000	108,521
5.85%, due 6/1/17	150,000	165,575
6.40%, due 2/1/39	100,000	110,942
Baxter International, Inc.
4.625%, due 3/15/15	50,000	54,213
5.90%, due 9/1/16	100,000	112,780
Bristol-Myers Squibb Co.
5.45%, due 5/1/18	100,000	108,919
5.875%, due 11/15/36	150,000	156,957
7.15%, due 6/15/23	50,000	60,879
Cintas Corp. 6.00%, due 6/1/12	100,000	110,094
Clorox Co. (The) 5.00%, due 1/15/15	50,000	53,946
Comcast Corp.
4.95%, due 6/15/16	100,000	104,039
5.65%, due 6/15/35	200,000	187,027
5.875%, due 2/15/18	275,000	293,583
6.45%, due 3/15/37	250,000	258,200
Cox Communications, Inc.
5.45%, due 12/15/14	100,000	109,542
7.125%, due 10/1/12	200,000	224,471
Eli Lilly & Co.
4.50%, due 3/15/18	100,000	101,947
7.125%, due 6/1/25	100,000	119,363
FedEx Corp. 8.00%, due 1/15/19	50,000	61,693
Fortune Brands, Inc.
5.375%, due 1/15/16	100,000	103,627
5.875%, due 1/15/36	25,000	22,033
Genentech, Inc. 4.75%, due 7/15/15	100,000	108,877
GlaxoSmithKline Capital, Inc.
4.375%, due 4/15/14	200,000	213,210
6.375%, due 5/15/38	250,000	278,849
Historic TW, Inc. 6.625%, due 5/15/29	250,000	265,966
Johnson & Johnson
5.15%, due 7/15/18	250,000	272,120
6.95%, due 9/1/29	100,000	122,170
Kimberly-Clark Corp.
6.375%, due 1/1/28	100,000	110,366
6.625%, due 8/1/37	100,000	116,168
L-3 Communications Corp. 5.20%, due 10/15/19 (c)	100,000	101,830
Marriott International, Inc. 5.625%, due 2/15/13	50,000	52,860
McKesson Corp. 5.70%, due 3/1/17	50,000	53,686
Medtronic, Inc. Series B 4.75%, due 9/15/15	50,000	54,466
Merck & Co., Inc.
4.75%, due 3/1/15	100,000	108,546
5.00%, due 6/30/19	250,000	261,822
News America, Inc.
5.30%, due 12/15/14	300,000	329,382
6.40%, due 12/15/35	175,000	182,677
7.25%, due 5/18/18	100,000	114,840
Oracle Corp.
5.00%, due 7/8/19	250,000	260,292
5.25%, due 1/15/16	250,000	276,289
Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	99,899
R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	100,000	100,272
Republic Services, Inc. 6.75%, due 8/15/11	50,000	54,091
Schering-Plough Corp.
6.00%, due 9/15/17	250,000	285,020
6.50%, due 12/1/33	100,000	113,066
Science Applications International Corp. 6.25%, due 7/1/12	100,000	110,506
Teva Pharmaceutical Finance LLC 6.15%, due 2/1/36	50,000	52,142
Time Warner Cable, Inc.
6.20%, due 7/1/13	500,000	552,025
6.55%, due 5/1/37	275,000	283,572
6.75%, due 7/1/18	250,000	278,474
Time Warner Cos., Inc. 6.95%, due 1/15/28	200,000	219,351
Time Warner, Inc. 7.625%, due 4/15/31	375,000	441,574
UnitedHealth Group, Inc.
5.375%, due 3/15/16	100,000	106,277
6.00%, due 6/15/17	330,000	360,987
Viacom, Inc.
5.625%, due 8/15/12	350,000	371,063
6.875%, due 4/30/36	250,000	270,744
Walt Disney Co. (The) 6.375%, due 3/1/12	250,000	276,313
Waste Management, Inc.
5.00%, due 3/15/14	50,000	53,424
7.125%, due 12/15/17	100,000	114,806
7.75%, due 5/15/32	75,000	90,584
WellPoint, Inc.
5.95%, due 12/15/34	250,000	251,273
6.80%, due 8/1/12	100,000	111,320
Western Union Co. (The) 5.93%, due 10/1/16	130,000	144,596
Wyeth
5.50%, due 3/15/13	100,000	110,388
6.00%, due 2/15/36	200,000	212,026
6.45%, due 2/1/24	100,000	111,895
Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	48,413
		11,823,884
Telecommunication 0.8%
AT&T, Inc.
6.30%, due 1/15/38	300,000	306,444
6.80%, due 5/15/36	265,000	285,170
BellSouth Corp.
6.00%, due 11/15/34	100,000	97,994
6.875%, due 10/15/31	250,000	266,600
CenturyTel, Inc. Series H 8.375%, due 10/15/10	100,000	104,787
Cingular Wireless LLC 6.50%, due 12/15/11	100,000	109,187
Cisco Systems, Inc.
4.45%, due 1/15/20	250,000	247,420
5.50%, due 2/22/16	425,000	476,138
Embarq Corp. 7.995%, due 6/1/36	200,000	219,683
Harris Corp. 5.00%, due 10/1/15	50,000	52,609
Motorola, Inc. 7.50%, due 5/15/25	100,000	100,626
New Cingular Wireless Services, Inc.
8.125%, due 5/1/12	100,000	113,871
8.75%, due 3/1/31	100,000	129,651
SBC Communications, Inc.
5.10%, due 9/15/14	700,000	761,086
6.15%, due 9/15/34	250,000	249,413
Verizon Communications, Inc.
5.85%, due 9/15/35	300,000	294,974
6.10%, due 4/15/18	170,000	186,039
6.35%, due 4/1/19	250,000	276,693
6.40%, due 2/15/38	175,000	183,263
Verizon Global Funding Corp. 7.75%, due 12/1/30	350,000	417,171
		4,878,819
Transportation 0.3%
Burlington Northern Santa Fe Corp.
6.15%, due 5/1/37	175,000	183,317
6.20%, due 8/15/36	50,000	52,690
7.125%, due 12/15/10	100,000	105,802
CSX Corp. 5.60%, due 5/1/17	100,000	106,308
CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	120,873
Norfolk Southern Corp.
7.05%, due 5/1/37	100,000	118,738
7.25%, due 2/15/31	100,000	120,374
Southwest Airlines Co. 5.25%, due 10/1/14	75,000	77,464
TTX Co. 5.00%, due 4/1/12 (c)	100,000	99,375
Union Pacific Corp.
5.375%, due 5/1/14	250,000	269,221
5.65%, due 5/1/17	100,000	107,122
6.125%, due 1/15/12	100,000	109,131
6.65%, due 1/15/11	100,000	105,227
7.00%, due 2/1/16	50,000	56,606
United Parcel Service 6.20%, due 1/15/38	200,000	222,629
		1,854,877
Water 0.0%‡
American Water Capital Corp. 6.085%, due 10/15/17	100,000	108,083

Total Corporate Bonds (Cost $99,965,230)		104,107,079

	Foreign Government Bonds 1.5%
	Foreign Governments 1.5%
	Federal Republic of Brazil 6.00%, due 1/17/17	2,200,000	2,346,300
	Malaysian Government 7.50%, due 7/15/11	100,000	108,467
	Ontario Province Canada 2.95%, due 2/5/15	250,000	249,713
	Province of Manitoba Canada 2.125%, due 4/22/13	250,000	251,441
	Province of Ontario
	2.625%, due 1/20/12	250,000	257,140
	4.00%, due 10/7/19	225,000	220,232
	4.10%, due 6/16/14	250,000	265,091
	4.375%, due 2/15/13	50,000	53,647
	4.95%, due 11/28/16	300,000	326,097
	Province of Quebec
	5.125%, due 11/14/16	285,000	312,112
	Series NJ 7.50%, due 7/15/23	302,000	380,073
	Republic of Chile 5.50%, due 1/15/13	100,000	110,170
	Republic of Italy 6.875%, due 9/27/23	750,000	870,915
	Republic of Korea 5.75%, due 4/16/14	500,000	546,488
	Republic of Poland 5.25%, due 1/15/14	100,000	106,794
	Republic of South Africa 7.375%, due 4/25/12	100,000	109,500
	United Mexican States
	5.625%, due 1/15/17	400,000	420,000
	Series MTNA 5.875%, due 1/15/14	1,500,000	1,650,000
	Series MTNA 7.50%, due 1/14/12	250,000	278,750

	Total Foreign Government Bonds (Cost $8,514,265)		8,862,930

	Mortgage-Backed Securities 3.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	2,714,000	2,768,090
	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,350,000	1,340,141
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	500,000	515,542
	Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, due 12/15/39	2,000,000	1,757,346
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (d)	1,000,000	987,790
	Series 2006-GG7, Class A4 5.883%, due 7/10/38 (d)	1,000,000	974,137
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (d)	1,000,000	1,016,187
	Series 2004-CB9, Class A2 5.108%, due 6/12/41 (d)	1,854,379	1,903,847
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,165,720
	Series 2007-CB19, Class ASB 5.729%, due 2/12/49 (d)	1,090,000	1,114,299
	Morgan Stanley Capital I
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (d)	2,170,000	2,243,933
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (d)	500,000	497,593
	Series 2006-IQ11, Class A4 5.771%, due 10/15/42 (d)	1,400,000	1,404,001
	Wachovia Bank Commercial Mortgage Trust Series 2004-C12, Class A4 5.237%, due 7/15/41 (d)	1,765,000	1,799,306

	Total Mortgage-Backed Securities (Cost $14,894,837)		19,487,932

	U.S. Government & Federal Agencies 72.7%
¤	Federal Home Loan Bank 0.9%
	4.875%, due 5/14/10	5,000,000	5,067,690

¤	Federal Home Loan Mortgage Corporation 3.2%
	2.125%, due 9/21/12	5,500,000	5,610,522
	3.75%, due 3/27/19	2,300,000	2,281,607
	4.125%, due 7/12/10	1,085,000	1,104,486
	4.50%, due 1/15/15	2,000,000	2,173,114
	4.75%, due 1/19/16	2,000,000	2,185,360
	4.875%, due 2/9/10	1,500,000	1,501,576
	5.00%, due 7/15/14	1,000,000	1,105,705
	5.125%, due 10/18/16	2,430,000	2,695,191
			18,657,561
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 19.8%
	4.00%, due 8/1/20	421,662	430,670
	4.00%, due 2/28/22 TBA (e)	4,500,000	4,579,452
	4.00%, due 5/1/39	3,431,635	3,357,955
	4.00%, due 7/1/39	2,959,628	2,896,082
	4.00%, due 12/1/39	997,303	975,890
	4.50%, due 4/1/20	3,328,071	3,503,081
	4.50%, due 6/1/23	357,180	372,391
	4.50%, due 12/1/23	1,381,370	1,440,197
	4.50%, due 4/1/24	1,000,000	1,042,587
	4.50%, due 7/1/24	1,911,332	1,990,339
	4.50%, due 8/1/33	296,142	301,988
	4.50%, due 6/1/34	447,980	455,704
	4.50%, due 6/1/35	673,132	683,055
	4.50%, due 8/1/35	679,064	689,075
	4.50%, due 3/1/36	308,685	313,235
	4.50%, due 8/31/38 TBA (e)	1,500,000	1,514,532
	4.50%, due 4/1/39	1,909,614	1,930,603
	4.50%, due 6/1/39	9,900,882	10,009,706
	4.50%, due 7/1/39	739,235	747,360
	4.50%, due 9/1/39	2,443,826	2,470,687
	4.50%, due 10/1/39	2,977,608	3,010,336
	4.50%, due 1/1/40	2,000,000	2,021,983
	4.945%, due 4/1/39 (d)	1,769,795	1,857,474
	5.00%, due 1/1/25	4,598,611	4,866,772
	5.00%, due 8/1/35	6,212,214	6,472,451
	5.00%, due 10/1/36	162,918	169,565
	5.00%, due 6/1/37	6,617,650	6,887,261
	5.00%, due 11/1/37	345,174	359,236
	5.00%, due 5/1/38	476,239	495,641
	5.00%, due 9/1/38	2,352,565	2,448,412
	5.00%, due 3/1/39	449,863	468,146
	5.00%, due 7/1/39	1,000,000	1,040,642
	5.00%, due 10/1/39	2,949,333	3,069,198
	5.005%, due 3/1/39 (d)	777,278	817,507
	5.50%, due 2/1/18	324,707	348,614
	5.50%, due 1/1/22	725,764	778,065
	5.50%, due 3/1/23	170,361	182,123
	5.50%, due 6/1/23	394,018	421,220
	5.50%, due 9/1/35	736,313	782,717
	5.50%, due 9/1/36	30,702	32,609
	5.50%, due 4/1/37	9,313,920	9,887,809
	5.50%, due 6/1/37	1,361,742	1,445,648
	5.50%, due 7/1/37	414,817	440,377
	5.50%, due 8/1/37	1,807,646	1,919,027
	5.50%, due 11/1/37	1,243,942	1,320,589
	5.50%, due 1/1/38	1,549,590	1,645,378
	5.50%, due 6/1/38	3,320,520	3,524,931
	5.50%, due 8/1/38	946,767	1,005,050
	5.50%, due 10/1/38	928,245	985,388
	5.50%, due 12/1/38	1,800,472	1,911,310
	5.50%, due 1/1/39	936,898	994,627
	5.827%, due 10/1/37 (d)	2,135,598	2,281,999
	6.00%, due 8/1/17	257,126	277,102
	6.00%, due 6/1/21	145,084	156,310
	6.00%, due 9/1/21	225,364	242,801
	6.00%, due 11/1/22	221,947	238,773
	6.00%, due 4/1/36	929,489	997,869
	6.00%, due 8/1/36	427,857	459,333
	6.00%, due 11/1/37	2,680,625	2,876,155
	6.00%, due 10/1/38	143,413	153,798
	6.174%, due 10/1/36 (d)	1,652,222	1,766,903
	6.50%, due 4/1/11	759	785
	6.50%, due 5/1/11	1,597	1,663
	6.50%, due 10/1/11	973	1,017
	6.50%, due 6/1/14	13,570	14,452
	6.50%, due 4/1/17	12,296	13,325
	6.50%, due 5/1/17	31,836	34,411
	6.50%, due 11/1/25	27,005	29,437
	6.50%, due 5/1/26	2,662	2,891
	6.50%, due 3/1/27	9,969	10,895
	6.50%, due 5/1/31	14,507	15,840
	6.50%, due 8/1/31	11,983	13,083
	6.50%, due 1/1/32	97,871	106,860
	6.50%, due 3/1/32	72,246	78,746
	6.50%, due 4/1/32	31,923	34,795
	6.50%, due 7/1/32	34,386	37,479
	6.50%, due 1/1/34	85,226	92,681
	6.50%, due 1/1/37	511,600	553,153
	6.50%, due 9/1/37	979,519	1,057,854
	7.00%, due 6/1/11	1,360	1,414
	7.00%, due 11/1/11	553	580
	7.00%, due 4/1/26	8,989	10,068
	7.00%, due 7/1/26	900	1,008
	7.00%, due 12/1/27	14,984	16,653
	7.00%, due 1/1/30	7,298	8,099
	7.00%, due 3/1/31	41,756	46,179
	7.00%, due 10/1/31	19,721	21,810
	7.00%, due 3/1/32	77,148	85,319
	7.00%, due 9/1/33	322,444	356,334
	7.00%, due 11/1/36	197,927	216,952
	7.00%, due 12/1/37	509,085	557,822
	7.50%, due 1/1/16	6,411	6,982
	7.50%, due 1/1/26	2,640	2,979
	7.50%, due 2/1/32	46,751	52,728
	8.00%, due 7/1/26	4,730	5,448
			114,255,480
¤	Federal National Mortgage Association 3.2%
	2.75%, due 3/13/14	1,000,000	1,020,726
	2.875%, due 10/12/10	1,000,000	1,017,324
	3.00%, due 9/16/14	3,000,000	3,064,926
	4.875%, due 5/18/12	7,000,000	7,586,733
	5.50%, due 3/15/11	5,000,000	5,278,590
	6.21%, due 8/6/38	475,000	554,168
			18,522,467
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.9%
	4.00%, due 3/1/22	363,375	370,400
	4.50%, due 2/1/23	234,085	244,127
	4.50%, due 3/1/23	351,238	366,305
	5.00%, due 3/1/21	35,842	37,994
	5.00%, due 6/1/22	705,935	746,770
	5.00%, due 4/1/23	324,978	343,606
	5.00%, due 1/1/24	450,186	475,990
	5.00%, due 8/31/35 TBA (e)	1,500,000	1,558,593
	5.00%, due 9/1/35 TBA (e)	2,000,000	2,070,000
	5.00%, due 5/1/37	359,168	373,744
	5.00%, due 6/1/38	967,475	1,006,739
	5.00%, due 10/1/39	2,992,791	3,113,954
	5.00%, due 12/1/39	3,366,517	3,502,810
	5.50%, due 8/1/17	42,777	46,033
	5.50%, due 7/1/22	736,574	788,734
	5.50%, due 11/1/23	414,891	443,923
	5.50%, due 5/1/35	460,829	489,439
	5.50%, due 6/1/35	244,075	259,229
	5.50%, due 7/1/35	1,456,082	1,546,483
	5.50%, due 8/1/35	841,754	894,014
	5.50%, due 9/1/35	601,877	639,244
	5.50%, due 11/1/35	3,045,770	3,234,867
	5.50%, due 4/1/36	594,622	631,539
	5.50%, due 6/1/36	499,612	530,162
	5.50%, due 1/1/37	687,400	729,433
	5.50%, due 3/1/37	2,345,382	2,487,732
	5.50%, due 4/1/37	257,293	272,905
	5.50%, due 10/1/38	458,275	486,057
	5.50%, due 11/1/38	47,375	51,336
	5.50%, due 12/1/99 TBA (e)	2,500,000	2,638,673
	5.532%, due 11/1/38 (d)	1,913,005	2,025,049
	6.00%, due 6/1/16	50,683	54,740
	6.00%, due 7/1/16	21,412	23,126
	6.00%, due 9/1/16	31,227	33,727
	6.00%, due 9/1/17	16,562	17,908
	6.00%, due 12/1/35 TBA (e)	500,000	534,765
	6.00%, due 1/1/36	21,253	22,859
	6.00%, due 7/1/36	5,468,098	5,868,659
	6.00%, due 8/1/36	623,986	669,696
	6.00%, due 9/1/36	1,009,563	1,083,518
	6.00%, due 10/1/36	275,068	295,218
	6.00%, due 11/1/36	478,219	513,251
	6.00%, due 12/1/36	358,373	384,625
	6.00%, due 4/1/37	1,881,247	2,017,628
	6.00%, due 6/1/37	625,192	669,720
	6.00%, due 7/1/37	4,827,410	5,171,231
	6.00%, due 8/1/37	606,538	649,738
	6.00%, due 12/1/37	990,534	1,061,083
	6.00%, due 2/1/38	1,875,330	2,008,897
	6.00%, due 4/1/38	680,053	728,489
	6.00%, due 5/1/38	940,233	1,006,758
	6.50%, due 3/1/11	63	65
	6.50%, due 4/1/11	971	1,003
	6.50%, due 6/1/11	104	108
	6.50%, due 9/1/11	3,327	3,461
	6.50%, due 10/1/11	15,070	15,656
	6.50%, due 11/1/11	2,337	2,438
	6.50%, due 6/1/15	39,911	42,691
	6.50%, due 2/1/28	12,438	13,548
	6.50%, due 7/1/32	19,061	20,785
	6.50%, due 8/1/32	217,010	236,635
	6.50%, due 9/1/32	3,920	4,275
	6.50%, due 1/1/35	457,962	495,947
	6.50%, due 8/1/35	391,086	423,523
	6.50%, due 9/1/35	16,765	18,155
	6.50%, due 3/1/36	174,634	188,900
	6.50%, due 4/1/36	450,425	487,221
	6.50%, due 7/1/36	814,256	880,775
	6.50%, due 8/1/36	295,520	319,662
	6.50%, due 9/1/36	507,218	548,653
	6.50%, due 10/1/36	184,329	199,387
	6.50%, due 11/1/36	287,677	311,178
	6.50%, due 8/1/37	6,091	6,580
	6.50%, due 10/1/37	650,500	702,827
	6.50%, due 11/1/37	293,948	317,593
	6.50%, due 12/1/37	339,532	366,845
	6.50%, due 2/1/38	713,777	771,195
	7.00%, due 5/1/11	745	772
	7.00%, due 6/1/11	939	973
	7.00%, due 10/1/11	96	99
	7.00%, due 11/1/11	3,731	3,888
	7.00%, due 9/1/37	491,498	540,940
	7.00%, due 10/1/37	24,090	26,513
	7.00%, due 11/1/37	323,901	356,484
	7.50%, due 7/1/30	10,267	11,634
	7.50%, due 7/1/31	56,160	63,645
	7.50%, due 8/1/31	735	833
	8.00%, due 8/1/10	18	18
	8.00%, due 9/1/11	268	275
	8.00%, due 11/1/11	1,784	1,880
	8.00%, due 1/1/25	217	250
	8.00%, due 6/1/25	300	346
	8.00%, due 9/1/25	1,302	1,499
	8.00%, due 2/1/26	986	1,135
	8.00%, due 9/1/26	7,580	8,725
	8.00%, due 10/1/26	1,510	1,739
	8.00%, due 11/1/26	1,977	2,276
	8.00%, due 4/1/27	2,970	3,421
	8.00%, due 6/1/27	20,038	23,080
	8.00%, due 12/1/27	8,823	9,993
	8.00%, due 1/1/28	31,818	36,648
			62,697,692
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 5.7%
	4.00%, due 5/15/39	989,279	973,226
	4.00%, due 11/15/39	996,874	980,697
	4.50%, due 2/28/39 TBA (e)	1,500,000	1,519,688
	4.50%, due 3/15/39	485,622	493,167
	4.50%, due 5/15/39	1,486,497	1,509,591
	4.50%, due 7/15/39	2,476,824	2,515,303
	4.50%, due 1/15/40	500,000	507,768
	5.00%, due 4/20/33	232,003	243,680
	5.00%, due 8/15/33	98,439	103,337
	5.00%, due 2/15/36	380,489	397,518
	5.00%, due 6/20/36	587,679	614,563
	5.00%, due 9/15/37	95,288	99,478
	5.00%, due 3/1/38 TBA (e)	1,500,000	1,562,109
	5.00%, due 1/15/39	443,396	462,824
	5.00%, due 3/15/39	1,785,190	1,863,411
	5.00%, due 5/15/39	1,449,262	1,514,947
	5.00%, due 8/15/39	972,520	1,015,133
	5.00%, due 9/15/39	497,632	519,437
	5.00%, due 10/15/39	996,683	1,040,354
	5.50%, due 3/15/33	1,634,772	1,742,893
	5.50%, due 7/15/34	297,247	316,628
	5.50%, due 7/20/34	214,524	228,822
	5.50%, due 9/15/35	507,810	540,285
	5.50%, due 10/15/35	169,506	180,346
	5.50%, due 12/20/35	533,546	568,196
	5.50%, due 5/31/36 TBA (e)	500,000	529,140
	5.50%, due 1/15/37	263,923	279,853
	5.50%, due 6/15/38	1,638,286	1,736,400
	5.50%, due 11/15/38	224,001	237,416
	5.50%, due 1/15/39	409,818	434,361
	5.50%, due 8/15/39	939,407	997,967
	6.00%, due 3/20/29	53,370	57,762
	6.00%, due 1/15/32	109,298	117,986
	6.00%, due 12/15/32	47,477	51,251
	6.00%, due 3/20/33	274,711	297,112
	6.00%, due 2/15/34	238,995	257,096
	6.00%, due 1/20/35	152,191	163,743
	6.00%, due 6/15/35	154,524	165,841
	6.00%, due 9/15/35	331,319	355,584
	6.00%, due 5/15/36	488,788	523,439
	6.00%, due 9/15/36	262,901	281,539
	6.00%, due 10/15/36	748,513	801,577
	6.00%, due 5/15/37	315,497	337,419
	6.00%, due 6/15/37	196,744	210,725
	6.00%, due 8/15/37	224,062	239,631
	6.00%, due 11/15/37	155,071	165,846
	6.00%, due 12/15/37	290,771	310,975
	6.00%, due 1/15/38	327,269	349,805
	6.00%, due 5/15/38	342,636	366,230
	6.00%, due 9/15/38	262,541	280,620
	6.50%, due 3/20/31	33,374	36,456
	6.50%, due 1/15/32	43,416	47,231
	6.50%, due 6/15/35	3,110	3,342
	6.50%, due 12/15/35	58,976	63,458
	6.50%, due 1/15/36	340,259	365,694
	6.50%, due 9/15/36	141,803	152,403
	6.50%, due 9/15/37	177,503	190,522
	6.50%, due 10/15/37	211,325	226,826
	6.50%, due 11/15/38	548,229	588,184
	7.00%, due 11/15/11	4,055	4,190
	7.00%, due 2/15/26	1,585	1,762
	7.00%, due 6/15/29	609	679
	7.00%, due 12/15/29	5,678	6,328
	7.00%, due 5/15/31	2,653	2,958
	7.00%, due 8/15/31	20,033	22,342
	7.00%, due 8/20/31	43,636	48,528
	7.00%, due 8/15/32	69,859	77,910
	7.50%, due 9/15/11	8,180	8,469
	7.50%, due 3/15/26	5,105	5,755
	7.50%, due 10/15/26	10,663	12,019
	7.50%, due 11/15/26	1,403	1,581
	7.50%, due 1/15/30	15,695	17,736
	7.50%, due 10/15/30	7,784	8,796
	7.50%, due 3/15/32	35,758	40,405
	8.00%, due 6/15/26	294	337
	8.00%, due 9/15/26	1,690	1,941
	8.00%, due 10/15/26	589	676
	8.00%, due 11/15/26	2,117	2,427
	8.00%, due 5/15/27	302	347
	8.00%, due 7/15/27	1,002	1,152
	8.00%, due 9/15/27	589	677
	8.00%, due 11/15/30	34,363	39,553
	8.50%, due 7/15/26	1,153	1,337
	8.50%, due 11/15/26	6,331	7,342
			33,052,082
	Tennessee Valley Authority 0.0% ‡
	5.25%, due 9/15/39	250,000	252,279

¤	United States Treasury Bonds 2.5%
	4.375%, due 11/15/39	13,150,000	12,862,344
	6.75%, due 8/15/26	1,000,000	1,294,062
			14,156,406
¤	United States Treasury Notes 26.5%
	0.75%, due 11/30/11	5,000,000	5,001,365
	0.875%, due 5/31/11	3,000,000	3,017,814
	1.00%, due 7/31/11	3,000,000	3,020,742
	1.00%, due 9/30/11	5,000,000	5,029,490
	1.00%, due 10/31/11	17,875,000	17,970,631
	1.00%, due 12/31/11	6,000,000	6,023,904
	1.125%, due 12/15/11	2,000,000	2,013,672
	1.125%, due 12/15/12	18,450,000	18,346,311
	1.375%, due 1/15/13	4,000,000	4,000,640
	1.75%, due 11/15/11	2,700,000	2,749,993
	1.875%, due 2/28/14	3,005,000	2,999,600
	2.125%, due 11/30/14	21,000,000	20,862,240
	2.375%, due 3/31/16	3,000,000	2,922,891
	2.625%, due 6/30/14	500,000	511,680
	2.625%, due 12/31/14	5,000,000	5,073,050
	3.125%, due 1/31/17	16,700,000	16,741,750
	3.375%, due 11/15/19	25,350,000	24,862,773
	3.875%, due 2/15/13	2,500,000	2,688,085
	4.625%, due 7/31/12	3,500,000	3,804,063
	4.875%, due 4/30/11	1,500,000	1,582,851
	4.875%, due 6/30/12	3,500,000	3,818,283
			153,041,828
	Total U.S. Government & Federal Agencies (Cost $410,043,245)		419,703,485

Yankee Bonds 3.6% (f)
Banks 0.9%
Bank of Nova Scotia 3.40%, due 1/22/15	175,000	177,416
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.40%, due 4/15/10	100,000	101,222
Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	361,180
Eksportfinans A/S 5.50%, due 5/25/16	200,000	220,630
HSBC Bank PLC 6.95%, due 3/15/11	200,000	209,738
Inter-American Development Bank 6.80%, due 10/15/25	604,000	735,301
Korea Development Bank 5.30%, due 1/17/13	125,000	132,200
Kreditanstalt fuer Wiederaufbau
4.50%, due 7/16/18	350,000	368,626
Series G 4.875%, due 1/17/17	1,000,000	1,093,648
Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	375,000	412,907
Oesterreichische Kontrollbank A.G. 4.75%, due 10/16/12	500,000	538,743
Royal Bank of Canada 5.65%, due 7/20/11	150,000	160,886
Royal Bank of Scotland Group PLC
5.00%, due 11/12/13	100,000	95,621
5.05%, due 1/8/15	100,000	91,210
Santander Financial Issuances 6.375%, due 2/15/11	100,000	105,343
UBS A.G.
5.875%, due 7/15/16	125,000	131,269
5.875%, due 12/20/17	200,000	210,960
Westpac Banking Corp. 4.625%, due 6/1/18	50,000	48,208
		5,195,108
Consumer 0.2%
Diageo Capital PLC
5.125%, due 1/30/12	100,000	107,208
5.875%, due 9/30/36	150,000	156,300
Diageo Finance B.V. 3.25%, due 1/15/15	100,000	100,820
Molson Coors Capital Finance ULC 4.85%, due 9/22/10	250,000	256,620
Novartis Capital Corp. 4.125%, due 2/10/14	100,000	105,988
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	472,735
		1,199,671
Electric 0.1%
Hydro Quebec Series JL 6.30%, due 5/11/11	250,000	267,233
Scottish Power PLC 5.375%, due 3/15/15	100,000	107,942
		375,175
Energy 0.8%
Anadarko Finance Co. 6.75%, due 5/1/11	100,000	105,565
Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	106,426
Canadian Natural Resources, Ltd.
5.45%, due 10/1/12	250,000	273,805
5.85%, due 2/1/35	105,000	104,209
6.50%, due 2/15/37	75,000	80,425
EnCana Corp.
4.75%, due 10/15/13	100,000	107,648
6.30%, due 11/1/11	100,000	108,521
6.50%, due 8/15/34	85,000	91,243
6.50%, due 2/1/38	125,000	135,070
Nexen, Inc. 5.20%, due 3/10/15	350,000	372,388
Norsk Hydro ASA 7.75%, due 6/15/23	125,000	161,653
Petro-Canada
4.00%, due 7/15/13	100,000	103,855
6.05%, due 5/15/18	225,000	245,157
Petrobras International Finance Co. 5.875%, due 3/1/18	150,000	153,337
Shell International Finance B.V.
4.00%, due 3/21/14	400,000	422,800
4.30%, due 9/22/19	125,000	124,711
Suncor Energy, Inc.
6.10%, due 6/1/18	100,000	109,268
6.50%, due 6/15/38	100,000	107,367
Talisman Energy, Inc.
5.125%, due 5/15/15	50,000	52,657
6.25%, due 2/1/38	55,000	55,305
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	300,000	312,473
4.875%, due 1/15/15	380,000	409,676
5.85%, due 3/15/36	100,000	103,991
Transocean, Inc.
6.00%, due 3/15/18	125,000	135,336
7.375%, due 4/15/18	100,000	114,990
Weatherford International, Inc.
4.95%, due 10/15/13	100,000	106,522
6.35%, due 6/15/17	225,000	241,820
		4,446,218
Finance-Other 0.2%
BP Capital Markets PLC 5.25%, due 11/7/13	250,000	275,847
ConocoPhilips Canada Funding Co. 5.625%, due 10/15/16	375,000	414,633
Credit Suisse New York 5.50%, due 5/1/14	500,000	546,567
		1,237,047
Foreign Governments 0.1%
International Bank of Reconstruction & Development (zero coupon), due 3/11/31	504,000	166,898
Svensk Exportkredit AB
3.25%, due 9/16/14	250,000	254,533
5.125%, due 3/1/17	200,000	215,867
		637,298
Independent 0.1%
Rio Tinto Finance USA, Ltd. 5.875%, due 7/15/13	600,000	654,295

Insurance 0.0%‡
Axa S.A. 8.60%, due 12/15/30	105,000	125,920

Manufacturing 0.4%
Alcan, Inc.
5.00%, due 6/1/15	100,000	104,259
5.75%, due 6/1/35	50,000	48,441
6.45%, due 3/15/11	100,000	104,936
ArcelorMittal 6.125%, due 6/1/18	300,000	312,183
Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	53,398
BHP Billiton Finance USA, Ltd.
4.80%, due 4/15/13	100,000	106,831
5.25%, due 12/15/15	300,000	329,426
Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	53,162
Inco, Ltd. 5.70%, due 10/15/15	100,000	104,174
Ingersoll-Rand Co. 4.75%, due 5/15/15	150,000	156,695
Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	275,000	311,225
Lafarge S.A.
6.50%, due 7/15/16	50,000	53,979
7.125%, due 7/15/36	50,000	54,537
Potash Corp. of Saskatchewan 7.75%, due 5/31/11	140,000	152,073
Vale Overseas, Ltd. 6.25%, due 1/23/17	400,000	424,557
Xstrata Canada Corp.
5.50%, due 6/15/17	50,000	51,618
8.375%, due 2/15/11	75,000	80,286
		2,501,780
Service 0.1%
AstraZeneca PLC 6.45%, due 9/15/37	200,000	225,019
Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	165,325
Thomson Corp. (The)
5.70%, due 10/1/14	50,000	55,581
6.20%, due 1/5/12	350,000	379,031
		824,956
Telecommunication 0.6%
America Movil S.A. de C.V. 5.75%, due 1/15/15	275,000	298,752
British Telecommunications PLC
9.125%, due 12/15/10	150,000	160,802
9.625%, due 12/15/30	100,000	128,062
Deutsche Telekom International Finance B.V.
5.25%, due 7/22/13	100,000	107,466
5.75%, due 3/23/16	200,000	215,400
6.00%, due 7/8/19	250,000	270,383
9.25%, due 6/1/32	100,000	133,488
France Telecom S.A.
4.375%, due 7/8/14	125,000	132,302
8.50%, due 3/1/31	250,000	331,189
Koninklijke (Royal) KPN N.V. 8.00%, due 10/1/10	100,000	104,654
Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	255,880
Telecom Italia Capital S.A.
4.95%, due 9/30/14	150,000	157,568
6.00%, due 9/30/34	100,000	94,967
6.375%, due 11/15/33	100,000	98,389
Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	112,908
Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	251,201
TELUS Corp. 8.00%, due 6/1/11	70,000	76,045
Vodafone Group PLC
6.15%, due 2/27/37	250,000	258,110
7.875%, due 2/15/30	100,000	120,916
		3,308,482
Transportation 0.1%
Canadian National Railway Co.
6.20%, due 6/1/36	100,000	111,042
6.375%, due 10/15/11	100,000	108,840
6.375%, due 11/15/37	60,000	67,816
Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	144,275
		431,973
Water 0.0%‡
United Utilities PLC 5.375%, due 2/1/19	100,000	102,261

Total Yankee Bonds (Cost $19,880,768)		21,040,184

Total Long-Term Bonds (Cost $557,161,441)		576,644,999

Short-Term Investment 0.8%
Repurchase Agreement 0.8%
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $4,541,964 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $4,635,000 and a Market Value of $4,634,537)	4,541,960	4,541,960

Total Short-Term Investment (Cost $4,541,960)		4,541,960

Total Investments (Cost $561,703,401) (g)	100.6%	581,186,959

Other Assets, Less Liabilities	(0.6)	(3,551,291)
Net Assets	100.0%	$577,635,668

¤	Among the Fund's 10 largest issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2010 is $1,865,527, which represents 0.3% of the Fund's net assets.
(b)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(e)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2010 is $16,506,952, which represents 2.9% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	At January 31, 2010, cost is $561,863,726 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$21,247,194
Gross unrealized depreciation	(1,923,961)
Net unrealized appreciation	$19,323,233

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,443,389	$—	$3,443,389
Corporate Bonds	—	104,107,079	—	104,107,079
Foreign Government Bonds	—	8,862,930	—	8,862,930
Mortgage-Backed Securities	—	19,487,932	—	19,487,932
U.S. Government & Federal Agencies	—	419,703,485	—	419,703,485
Yankee Bonds	—	21,040,184	—	21,040,184
Total Long-Term Bonds	—	576,644,999	—	576,644,999
Short-Term Investment
Repurchase Agreement	—	4,541,960	—	4,541,960
Total Investments in Securities	$—	$581,186,959	$—	$581,186,959

(a) For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund

Portfolio of Investments ††† January 31, 2010 unaudited

		Principal Amount	Value
	Long-Term Bonds 98.4%†
	Asset-Backed Securities 0.5%
	Consumer Finance 0.0%‡
	Harley-Davidson Motorcycle Trust Series 2007-1, Class A3 5.22%, due 3/15/12	$110,940	$111,519

	Credit Cards 0.1%
	Chase Issuance Trust Series 2006-C4, Class C4 0.523%, due 1/15/14 (a)	750,000	732,039
	Murcie Lago International, Ltd. Series 2006-1X, Class A 0.461%, due 3/27/11 (a)(b)(c)	82,171	82,024
			814,063
	Diversified Financial Services 0.2%
	Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (d)	550,000	485,408
	Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (d)	395,000	386,859
	USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (c)(d)	53,977	53,993
			926,260
	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	236,187	232,126
	Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	397,749	393,906
			626,032
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	755,569

	Total Asset-Backed Securities (Cost $3,250,686)		3,233,443

	Corporate Bonds 38.3%
	Advertising 0.2%
	Lamar Media Corp. 7.25%, due 1/1/13	1,137,000	1,137,000

	Aerospace & Defense 0.0%‡
	L-3 Communications Corp. 6.125%, due 7/15/13	133,000	134,330

	Agriculture 1.4%
	Altria Group, Inc.
	9.25%, due 8/6/19	470,000	578,694
	9.70%, due 11/10/18	2,115,000	2,648,841
	Cargill, Inc.
	4.375%, due 6/1/13 (d)	890,000	934,252
	5.20%, due 1/22/13 (d)	1,000,000	1,069,393
	6.00%, due 11/27/17 (d)	1,935,000	2,097,325
	Lorillard Tobacco Co. 8.125%, due 6/23/19	685,000	751,639
			8,080,144
	Airlines 0.0%‡
	Northwest Airlines, Inc. (Escrow Shares)
	8.875%, due 6/1/49 (f)(g)	5,000	13
	10.00%, due 2/1/49 (f)(g)	10,000	25
			38
	Apparel 0.0%‡
	Unifi, Inc. 11.50%, due 5/15/14	10,000	10,100

	Auto Manufacturers 0.2%
	Daimler Finance North America LLC 7.30%, due 1/15/12	1,065,000	1,171,659
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	250,000	260,331
			1,431,990
	Auto Parts & Equipment 0.0%‡
	FleetPride Corp. 11.50%, due 10/1/14 (d)	25,000	22,938
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	173,000	187,705
			210,643
	Banks 2.9%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	6,461,854
	Bank of America Corp.
	5.75%, due 8/15/16	1,400,000	1,426,225
	6.50%, due 8/1/16	1,375,000	1,488,381
	Morgan Stanley 5.625%, due 9/23/19	285,000	287,651
	Regions Bank 3.25%, due 12/9/11 (h)	1,635,000	1,705,331
	Regions Financial Corp. 7.00%, due 3/1/11	4,835,000	4,837,780
	USB Capital IX 6.189%, due 10/29/49 (a)	470,000	390,100
	Wachovia Corp. 5.50%, due 5/1/13	400,000	433,700
			17,031,022
	Beverages 1.6%
¤	Anheuser-Busch InBev Worldwide, Inc.
	3.00%, due 10/15/12 (d)	1,192,000	1,230,036
	5.375%, due 11/15/14 (d)	2,500,000	2,703,525
	5.375%, due 1/15/20 (d)	2,321,000	2,380,506
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	750,000	961,873
	Constellation Brands, Inc.
	7.25%, due 5/15/17	5,000	5,019
	8.375%, due 12/15/14	1,061,000	1,135,270
	Dr. Pepper Snapple Group, Inc. 6.82%, due 5/1/18	725,000	824,205
			9,240,434
	Biotechnology 0.2%
	Talecris Biotherapeutics Holdings Corp. 7.75%, due 11/15/16 (d)	1,103,000	1,125,060

	Building Materials 0.3%
	Texas Industries, Inc. 7.25%, due 7/15/13	1,184,000	1,178,080
	USG Corp. 6.30%, due 11/15/16	630,000	557,550
			1,735,630
	Chemicals 1.9%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (d)	930,000	1,110,645
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	2,005,000	2,174,009
	8.55%, due 5/15/19	1,015,000	1,213,859
	Incitec Pivot Finance LLC 6.00%, due 12/10/19 (d)	5,000,000	5,014,655
	Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (d)	15,000	16,399
	Nalco Co. 8.25%, due 5/15/17 (d)	1,077,000	1,141,620
	Olin Corp. 8.875%, due 8/15/19	170,000	183,175
	Westlake Chemical Corp. 6.625%, due 1/15/16	180,000	171,450
			11,025,812
	Coal 0.1%
	Peabody Energy Corp.
	7.375%, due 11/1/16	441,000	468,562
	7.875%, due 11/1/26	15,000	15,488
			484,050
	Commercial Services 0.1%
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	180,000	180,000
	Lender Processing Services, Inc. 8.125%, due 7/1/16	170,000	181,263
	Quebecor World, Inc. (Litigation Recovery Trust-Escrow Shares) 9.75%, due 8/1/49 (b)(c)(d)(g)	15,000	780
	Service Corp. International 7.625%, due 10/1/18	10,000	10,125
			372,168
	Computers 0.1%
	Hewlett-Packard Co. 6.125%, due 3/1/14	350,000	395,841
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	9,412
			405,253
	Diversified Financial Services 4.6%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	500,000	532,758
	5.70%, due 11/15/14	1,200,000	1,318,164
	Citigroup, Inc.
	5.50%, due 4/11/13	2,335,000	2,452,649
	6.375%, due 8/12/14	1,250,000	1,326,417
	8.50%, due 5/22/19	1,052,500	1,227,146
	General Electric Capital Corp. 6.875%, due 1/10/39	405,000	420,880
	HSBC Finance Corp.
	6.375%, due 10/15/11	1,505,000	1,608,761
	6.75%, due 5/15/11	535,000	566,799
	International Lease Finance Corp.
	5.625%, due 9/20/13	2,860,000	2,353,345
	5.75%, due 6/15/11	1,480,000	1,387,377
	5.875%, due 5/1/13	320,000	269,331
	Janus Capital Group, Inc. 6.95%, due 6/15/17	1,166,000	1,154,375
	Jefferies Group, Inc. 5.50%, due 3/15/16	800,000	795,450
	John Deere Capital Corp. 4.90%, due 9/9/13	930,000	1,012,760
	JPMorgan Chase & Co. 5.125%, due 9/15/14	2,140,000	2,267,657
	LaBranche & Co., Inc. 11.00%, due 5/15/12	5,000	5,138
	MBNA Corp. 7.50%, due 3/15/12	240,000	262,433
	Merrill Lynch & Co., Inc.
	5.00%, due 2/3/14	800,000	837,718
	6.15%, due 4/25/13	790,000	854,702
	Morgan Stanley
	4.75%, due 4/1/14	1,495,000	1,530,288
	6.00%, due 4/28/15	300,000	322,948
	Nissan Motor Acceptance Corp. 4.50%, due 1/30/15 (d)	3,240,000	3,253,213
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,339,592
			27,099,901
	Electric 2.4%
	AES Corp. (The) 8.875%, due 2/15/11	780,000	811,200
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	41,562	42,393
	Allegheny Energy Supply Co. LLC
	5.75%, due 10/15/19 (d)	2,120,000	2,149,845
	6.75%, due 10/15/39 (d)	500,000	502,623
	Ameren Energy Generating Co. 6.30%, due 4/1/20	1,585,000	1,625,597
	Calpine Construction Finance Co., L.P and CCFC Finance Corp. 8.00%, due 6/1/16 (d)	1,111,000	1,133,220
	N.V. Energy, Inc.
	7.803%, due 6/15/12	1,585,000	1,619,365
	8.625%, due 3/15/14	4,200,000	4,326,000
	NRG Energy, Inc.
	7.25%, due 2/1/14	5,000	5,019
	7.375%, due 2/1/16	94,000	93,530
	Public Service Co. of New Mexico 7.95%, due 5/15/18	49,000	51,789
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,000	1,065
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	915,237
	Virginia Electric and Power Co. 5.10%, due 11/30/12	660,000	719,902
			13,996,785
	Electrical Components & Equipment 0.2%
	Belden, Inc.
	7.00%, due 3/15/17	1,155,000	1,123,238
	9.25%, due 6/15/19 (d)	137,000	145,905
			1,269,143
	Entertainment 0.4%
	Peninsula Gaming LLC 8.375%, due 8/15/15 (d)	1,136,000	1,153,040
	Penn National Gaming, Inc. 6.75%, due 3/1/15	1,164,000	1,123,260
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	30,000	29,550
	Vail Resorts, Inc. 6.75%, due 2/15/14	30,000	29,925
			2,335,775
	Environmental Controls 0.4%
	Allied Waste North America, Inc. 6.125%, due 2/15/14	970,000	996,644
	Clean Harbors, Inc. 7.625%, due 8/15/16	1,100,000	1,116,500
	Geo Sub Corp. 11.00%, due 5/15/12	20,000	18,650
			2,131,794
	Food 1.0%
	Kraft Foods, Inc.
	6.125%, due 2/1/18	3,770,000	4,036,422
	7.00%, due 8/11/37	1,260,000	1,376,331
	Tyson Foods, Inc. 10.50%, due 3/1/14	225,000	259,875
			5,672,628
	Forest Products & Paper 0.2%
	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (d)	1,110,000	1,132,200
	8.875%, due 5/15/31	50,000	53,625
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	140,049
			1,325,874
	Gas 0.2%
	Centerpoint Energy, Inc. 6.85%, due 6/1/15	1,135,000	1,228,850

	Health Care - Products 0.0%‡
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	15,000	15,975

	Health Care - Services 2.4%
	CIGNA Corp. 8.50%, due 5/1/19	875,000	1,055,519
	Coventry Health Care, Inc.
	5.95%, due 3/15/17	1,635,000	1,526,716
	6.125%, due 1/15/15	4,668,000	4,660,923
	HCA, Inc.
	6.25%, due 2/15/13	11,000	10,656
	6.375%, due 1/15/15	165,000	152,212
	8.50%, due 4/15/19 (d)	888,000	939,060
	8.75%, due 9/1/10	5,000	5,100
	Highmark, Inc. 6.80%, due 8/15/13 (c)(d)	920,000	995,560
	Roche Holdings, Inc. 6.00%, due 3/1/19 (d)	1,775,000	1,960,415
	WellPoint, Inc.
	5.00%, due 12/15/14	1,895,000	2,039,554
	5.25%, due 1/15/16	925,000	966,273
			14,311,988
	Holding Company - Diversified 0.0%‡
	Kansas City Southern Railway 8.00%, due 6/1/15	175,000	180,031

	Household Products & Wares 0.0%‡
	Libbey Glass, Inc. 7.484%, due 6/1/11 (a)	10,000	10,250

	Insurance 1.5%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	1,015,000	999,775
	MetLife, Inc. 6.125%, due 12/1/11	460,000	497,999
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16 (a)	1,200,000	1,341,654
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (d)	4,500,000	4,849,965
	Travelers Cos., Inc. (The) 6.25%, due 3/15/67	475,000	446,670
	Unum Group 7.125%, due 9/30/16	750,000	803,993
	Willis North America, Inc. 6.20%, due 3/28/17	118,000	119,544
			9,059,600
	Lodging 0.2%
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.754%, due 3/15/14 (a)(d)	10,000	8,825
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	853,860
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	345,000	334,046
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	116,000	111,070
			1,307,801
	Media 1.8%
	Charter Communications Operating LLC 8.00%, due 4/30/12 (d)	1,141,000	1,192,345
	Comcast Cable Holdings LLC 9.80%, due 2/1/12	1,205,000	1,372,430
	Cox Communications, Inc. 7.125%, due 10/1/12	975,000	1,094,294
	CSC Holdings, Inc.
	6.75%, due 4/15/12	180,000	187,200
	8.50%, due 6/15/15 (d)	1,067,000	1,128,352
	ION Media Networks, Inc. 9.041%, due 1/15/13 (d)(f)	6,745	101
	Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	15,000	5,044
	Rainbow National Services LLC 8.75%, due 9/1/12 (d)	15,000	15,300
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,535,000	3,011,441
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,346,872
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (b)(c)	8,624	2,070
			10,355,449
	Mining 0.2%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	503,946
	Freeport-McMoRan Copper & Gold, Inc. 8.25%, due 4/1/15	10,000	10,825
	Vulcan Materials Co. 6.30%, due 6/15/13	500,000	537,270
			1,052,041
	Miscellaneous - Manufacturing 0.4%
	Colt Defense LLC/Colt Finance Corp. 8.75%, due 11/15/17 (d)	1,118,000	1,120,795
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,141,250
			2,262,045
	Office & Business Equipment 0.7%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,127,041

	Office Furnishings 0.0%‡
	Interface, Inc. 11.375%, due 11/1/13	135,000	152,550

	Oil & Gas 2.8%
	Anadarko Petroleum Corp. 7.95%, due 6/15/39	500,000	616,785
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	183,840
	6.625%, due 1/15/16	780,000	758,550
	6.875%, due 1/15/16	289,000	284,665
	Concho Resources, Inc./Midland TX 8.625%, due 10/1/17	131,000	136,567
	EQT Corp. 8.125%, due 6/1/19	2,945,000	3,548,563
	Forest Oil Corp.
	7.25%, due 6/15/19	20,000	20,100
	8.00%, due 12/15/11	10,000	10,438
	Frontier Oil Corp. 8.50%, due 9/15/16	601,000	628,045
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (d)	165,000	203,362
	Marathon Oil Corp. 6.50%, due 2/15/14	860,000	967,963
	Newfield Exploration Co.
	6.625%, due 9/1/14	100,000	101,000
	6.625%, due 4/15/16	15,000	15,000
	Parker Drilling Co. 9.625%, due 10/1/13	15,000	15,412
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	23,256
	Plains Exploration & Production Co. 7.75%, due 6/15/15	453,000	462,060
	Pride International, Inc.
	7.375%, due 7/15/14	3,855,000	3,980,287
	8.50%, due 6/15/19	340,000	389,300
	Questar Market Resources, Inc. 6.05%, due 9/1/16	2,000,000	2,077,434
	Range Resources Corp. 7.50%, due 5/15/16	180,000	184,950
	Valero Energy Corp. 6.125%, due 6/15/17	800,000	837,753
	Whiting Petroleum Corp.
	7.00%, due 2/1/14	855,000	863,550
	7.25%, due 5/1/12	270,000	271,350
	7.25%, due 5/1/13	5,000	5,063
			16,585,293
	Oil & Gas Services 0.3%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,526,761
	SEACOR Holdings, Inc. 7.375%, due 10/1/19	340,000	353,601
			1,880,362
	Packaging & Containers 0.1%
	Crown Americas LLC / Crown Americas Capital Corp. 7.75%, due 11/15/15	436,000	447,990

	Pharmaceuticals 0.1%
	Medco Health Solutions, Inc.
	6.125%, due 3/15/13	120,000	130,955
	7.25%, due 8/15/13	155,000	176,852
	NBTY, Inc. 7.125%, due 10/1/15	10,000	10,100
			317,907
	Pipelines 3.4%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,622,962
	Copano Energy LLC 8.125%, due 3/1/16	1,119,000	1,127,392
	Energy Transfer Partners, L.P. 8.50%, due 4/15/14	295,000	346,326
	Gulfstream Natural Gas System LLC 6.95%, due 6/1/16 (d)	1,420,000	1,604,278
	Magellan Midstream Partners 6.55%, due 7/15/19	550,000	613,125
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. Series B 6.875%, due 11/1/14	144,000	141,840
	NGPL PipeCo LLC
	7.119%, due 12/15/17 (d)	2,780,000	3,157,299
	7.768%, due 12/15/37 (d)	820,000	976,070
	ONEOK Partners, L.P. 8.625%, due 3/1/19	200,000	249,731
	ONEOK, Inc. 6.00%, due 6/15/35	1,425,000	1,387,253
	Panhandle Eastern Pipeline Co., L.P.
	6.20%, due 11/1/17	1,385,000	1,503,560
	8.125%, due 6/1/19	600,000	715,643
	Sonat, Inc. 7.625%, due 7/15/11	3,920,000	4,088,278
	Williams Cos., Inc. (The) 7.875%, due 9/1/21	1,000,000	1,210,075
			19,743,832
	Real Estate Investment Trusts 2.3%
	Equity One, Inc. 6.25%, due 12/15/14	850,000	874,163
	HCP, Inc. 5.65%, due 12/15/13	3,410,000	3,526,731
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	10,000	9,950
	Host Marriott, L.P.
	6.375%, due 3/15/15	165,000	160,875
	Series Q 6.75%, due 6/1/16	1,062,000	1,038,105
¤	ProLogis
	5.50%, due 4/1/12	4,845,000	5,065,307
	7.375%, due 10/30/19	2,620,000	2,714,802
			13,389,933
	Retail 0.9%
	AutoNation, Inc. 7.00%, due 4/15/14	28,000	28,945
	Best Buy Co., Inc. 6.75%, due 7/15/13	1,620,000	1,812,409
	CVS Caremark Corp.
	5.75%, due 6/1/17	575,000	613,168
	5.789%, due 1/10/26 (b)(d)	95,901	91,857
	6.302%, due 6/1/62 (a)	560,000	520,800
	CVS Pass-Through Trust 7.507%, due 1/10/32 (d)	1,250,000	1,347,000
	Home Depot, Inc. 5.40%, due 3/1/16	410,000	438,827
	Limited Brands, Inc. 8.50%, due 6/15/19 (d)	127,000	138,430
	Penske Auto Group, Inc. 7.75%, due 12/15/16	186,000	179,025
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	390,820
			5,561,281
	Savings & Loans 0.5%
	Pipeline Funding Co. LLC 7.50%, due 1/15/30 (d)	1,175,000	1,146,741
	Teco Finance, Inc. 6.75%, due 5/1/15	1,730,000	1,904,969
			3,051,710
	Telecommunications 2.0%
	Alltel Corp. 6.50%, due 11/1/13	2,635,000	2,972,246
	AT&T, Inc. 6.70%, due 11/15/13	2,580,000	2,946,760
	Corning, Inc. 8.875%, due 8/15/21	1,900,000	2,348,147
	Crown Castle International Corp. 7.125%, due 11/1/19	243,000	241,177
	GCI, Inc. 8.625%, due 11/15/19 (d)	1,112,000	1,150,920
	iPCS, Inc. 2.406%, due 5/1/13 (a)	5,000	4,650
	SBA Telecommunications, Inc.
	8.00%, due 8/15/16 (d)	86,000	89,225
	8.25%, due 8/15/19 (d)	1,070,000	1,123,500
	Sprint Nextel Corp. 8.375%, due 8/15/17	798,000	778,050
			11,654,675
	Textiles 0.2%
	INVISTA 9.25%, due 5/1/12 (d)	1,108,000	1,116,310

	Transportation 0.1%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	494,735

	Total Corporate Bonds (Cost $214,448,247)		224,563,223

	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	98,443

	Total Foreign Government Bond (Cost $125,381)		98,443

	Mortgage-Backed Securities 6.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.2%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2 5.001%, due 10/10/45	621,872	627,725
	Series 2007-2, Class A4 5.689%, due 4/10/49	2,560,000	2,286,664
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.461%, due 12/25/36 (a)(c)(d)	203,399	136,716
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.719%, due 6/11/40	2,270,000	2,134,068
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.095%, due 12/10/49	1,300,000	1,228,789
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	1,570,000	1,573,464
	Commercial Mortgage Loan Trust 6.019%, due 12/10/49	990,000	902,479
	Country Wide Alternative Loan Trust Series 2005-76, Class 2A1 1.481%, due 2/25/36 (a)	3,018,049	1,695,498
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	470,000	413,577
¤	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37	2,960,000	2,923,858
	Series 2004-GG1, Class A7 5.317%, due 6/10/36	3,275,000	3,409,447
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38	3,060,000	3,124,158
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38	2,040,000	1,960,937
	Series 2007-GG10, Class A4 5.805%, due 8/10/45	3,095,000	2,691,101
	Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.543%, due 8/19/45 (a)	76,719	48,306
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A3 5.42%, due 1/15/49	2,565,000	2,281,831
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96 6.00%, due 8/25/37	885,366	743,293
	Series 2007-S3, Class 1A97 6.00%, due 8/25/37	1,947,806	1,479,419
	LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	96,242	96,474
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.881%, due 6/11/49	2,585,000	2,356,849
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.88%, due 2/25/42 (a)(b)(c)(d)	455,060	424,935
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)	160,000	163,200
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.901%, due 2/15/51	990,000	866,715
	WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 1.524%, due 7/25/46 (a)	4,386,638	2,629,857

	Total Mortgage-Backed Securities (Cost $39,515,273)		36,199,360

	Municipal Bond 0.1%
	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	430,000	355,502

	Total Municipal Bond (Cost $430,000)		355,502

	U.S. Government & Federal Agencies 42.5%
	Fannie Mae (Collateralized Mortgage Obligations) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	243,579	252,300
	Series 1991-66, Class J 8.125%, due 6/25/21	1,094	1,211
			253,511
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
	3.00%, due 8/1/10	132,300	132,832
	5.00%, due 8/1/33	1,540,882	1,608,320
	5.043%, due 6/1/35 (a)	838,521	885,053
	5.50%, due 1/1/21	542,097	582,857
	5.50%, due 2/1/33	730,538	778,405
	5.50%, due 7/1/34	1,415,741	1,507,619
	5.50%, due 4/1/37	130,092	138,168
	5.50%, due 5/1/37	103,070	109,469
	5.50%, due 7/1/37	515,718	547,495
	5.50%, due 1/1/38	559,790	594,282
	6.00%, due 2/1/11	1,542	1,583
	6.00%, due 2/1/27	373,095	402,181
	6.00%, due 3/1/36	826,194	889,040
	6.50%, due 4/1/37	734,164	792,878
			8,970,182
	Federal National Mortgage Association 0.5%
	4.625%, due 5/1/13	2,605,000	2,802,459

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 19.4%
	4.50%, due 4/1/18	337,923	356,537
	4.50%, due 7/1/18	1,214,852	1,281,774
	4.50%, due 11/1/18	1,595,026	1,682,890
	4.50%, due 8/1/20 TBA (i)	18,070,000	18,741,987
	4.50%, due 6/1/23	3,210,275	3,347,992
	5.00%, due 9/1/17	542,632	578,769
	5.00%, due 9/1/20	513,684	546,127
	5.00%, due 10/1/20	526,762	560,031
	5.00%, due 12/1/20	1,064,457	1,131,684
	5.00%, due 10/1/33	1,139,673	1,189,018
	5.00%, due 6/1/35	6,146,555	6,406,923
	5.00%, due 7/1/35	1,329,007	1,383,850
	5.00%, due 9/1/35 TBA (i)	580,000	600,300
	5.00%, due 1/1/36	1,768,451	1,841,428
	5.00%, due 2/1/36	13,553,687	14,112,995
	5.00%, due 5/1/36	5,045,864	5,254,088
	5.00%, due 9/1/36	1,253,893	1,305,636
	5.50%, due 2/1/17	404,147	434,914
	5.50%, due 6/1/21	1,710,204	1,832,914
	5.50%, due 6/1/33	8,040,814	8,553,850
	5.50%, due 11/1/33	1,067,309	1,135,408
	5.50%, due 12/1/33	764,571	813,354
	5.50%, due 4/1/34	3,320,231	3,541,819
	5.50%, due 5/1/34	2,784,196	2,961,838
	5.50%, due 6/1/34	871,300	926,348
	5.50%, due 3/1/35	1,488,619	1,582,668
	5.50%, due 4/1/36	3,758,116	3,991,439
	5.50%, due 12/1/36	1,384,190	1,468,830
	5.50%, due 1/1/37	1,527,167	1,620,550
	5.50%, due 4/1/37	5,389,392	5,716,414
	5.50%, due 7/1/37	1,658,987	1,759,652
	5.50%, due 8/1/37	1,109,227	1,178,093
	5.50%, due 9/1/37	45,708	48,482
	6.00%, due 8/1/17	58,022	62,739
	6.00%, due 1/1/33	399,563	432,016
	6.00%, due 3/1/33	384,299	415,273
	6.00%, due 8/1/34	16,783	18,119
	6.00%, due 9/1/35	990,746	1,065,644
	6.00%, due 12/1/35 TBA (i)	1,400,000	1,492,968
	6.00%, due 6/1/36	990,501	1,063,060
	6.00%, due 12/1/36	909,650	976,286
	6.00%, due 4/1/37	787,390	841,256
	6.00%, due 9/1/37	296,467	317,583
	6.00%, due 10/1/37	3,359,773	3,589,874
	6.00%, due 11/1/37	192,552	206,266
	6.00%, due 1/1/38	30,189	32,325
	6.00%, due 11/1/38	1,148,242	1,229,485
	6.50%, due 6/1/31	76,516	83,580
	6.50%, due 8/1/31	71,806	78,435
	6.50%, due 10/1/31	53,427	58,359
	6.50%, due 6/1/32	65,987	71,955
	6.50%, due 6/1/36	48,806	52,793
	6.50%, due 7/1/36	175,938	190,310
	6.50%, due 8/1/36	40,879	44,219
	6.50%, due 11/1/36	843,532	912,442
	6.50%, due 2/1/37	313,911	339,163
	6.50%, due 7/1/37	93,903	101,457
	6.50%, due 8/1/37	264,476	285,751
	6.50%, due 9/1/37	1,001,702	1,082,281
	6.50%, due 3/1/38	633,962	684,959
			113,617,200
¤	Freddie Mac (Collateralized Mortgage Obligations) 1.3%
	Series 2632, Class NH 3.50%, due 6/15/13	337,271	343,376
	Series 3104, Class QC 5.00%, due 9/15/31	2,400,000	2,548,298
	Series 2690, Class PG 5.00%, due 4/15/32	1,250,000	1,328,170
	Series 2734, Class PG 5.00%, due 7/15/32	1,804,000	1,906,127
	Series 3113, Class QD 5.00%, due 6/15/34	1,425,000	1,502,814
			7,628,785
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.2%
	Series R001, Class AE 4.375%, due 4/15/15	979,890	1,008,520

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 13.7%
	5.00%, due 4/1/38 TBA (i)	17,040,000	17,745,558
	5.50%, due 7/1/36 TBA (i)	19,660,000	20,750,521
	6.00%, due 2/15/29	54,623	58,941
	6.00%, due 4/15/29	231,187	249,592
	6.00%, due 8/15/32	500,425	540,356
	6.00%, due 6/1/36 TBA (i)	18,470,000	19,679,212
	6.50%, due 7/15/28	54,429	59,360
	6.50%, due 5/15/29	27,966	30,501
	6.50%, due 11/1/33 TBA (i)	19,900,000	21,330,313
	12.50%, due 1/15/14	1,026	1,178
			80,445,532
¤	United States Treasury Bonds 3.8%
	4.50%, due 8/15/39	14,070,000	14,052,413
	6.25%, due 8/15/23	750,000	916,406
	6.25%, due 5/15/30	4,645,000	5,810,607
	6.875%, due 8/15/25	1,305,000	1,698,131
			22,477,557
¤	United States Treasury Notes 1.8%
	3.375%, due 11/15/19	1,530,000	1,500,593
	3.625%, due 8/15/19	8,870,000	8,892,867
			10,393,460
	United States Treasury Strip Principal 0.2%
	(zero coupon), due 8/15/23	820,000	451,586
	(zero coupon), due 8/15/28	2,210,000	934,530
			1,386,116
	Total U.S. Government & Federal Agencies (Cost $243,997,101)		248,983,322

	Yankee Bonds 10.8% (j)
	Auto Manufacturers 0.2%
	Volvo Treasury AB 5.95%, due 4/1/15 (d)	1,130,000	1,196,743

	Banks 1.9%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (d)	5,000,000	4,970,710
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (d)	1,405,000	1,441,728
	UBS A.G. 3.875%, due 1/15/15	4,790,000	4,782,523
			11,194,961
	Biotechnology 0.1%
	FMC Finance III S.A. 6.875%, due 7/15/17	455,000	469,788

	Building Materials 0.1%
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)(f)	420,000	63,000
	Holcim Capital Corp, Ltd. 6.875%, due 9/29/39 (d)	500,000	537,760
			600,760
	Coal 0.0%‡
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	175,000	177,888

	Diversified Financial Services 1.3%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (d)	5,000,000	5,034,875
	Macquarie Group, Ltd. 6.00%, due 1/14/20 (d)	1,500,000	1,482,391
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18 (d)	960,000	944,400
			7,461,666
	Electric 1.5%
	Enel Finance International S.A.
	5.125%, due 10/7/19 (d)	3,295,000	3,338,932
	6.00%, due 10/7/39 (d)	2,810,000	2,806,617
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (d)	305,000	324,203
	Taqa Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (d)	185,000	180,439
	TransAlta Corp. 4.75%, due 1/15/15	2,255,000	2,338,631
			8,988,822
	Forest Products & Paper 0.1%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	300,000	264,000

	Holding Company - Diversified 0.2%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	956,775

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	677,000	632,995
	8.25%, due 10/1/15	438,000	453,330
	8.30%, due 4/15/26	15,000	14,569
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	250,000	253,427
			1,354,321
	Media 0.4%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	980,000	1,281,357
	Videotron, Ltee
	6.375%, due 12/15/15	15,000	14,625
	6.875%, due 1/15/14	796,000	792,020
	9.125%, due 4/15/18 (d)	252,000	270,900
			2,358,902
	Mining 0.8%
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	2,380,000	3,055,630
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,320,000	1,685,518
			4,741,148
	Miscellaneous - Manufacturing 0.4%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	265,000	292,027
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	1,815,000	1,967,723
			2,259,750
	Oil & Gas 1.4%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	198,500
	Gaz Capital S.A. 8.125%, due 7/31/14 (d)	3,085,000	3,351,081
	Gazprom International S.A. 7.201%, due 2/1/20 (d)	292,488	301,263
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (d)	2,175,000	2,452,312
	Petronas Capital, Ltd. 5.25%, due 8/12/19 (d)	1,830,000	1,842,380
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	285,000	293,550
			8,439,086
	Pipelines 0.3%
	Aquila Canada Finance Corp. 7.75%, due 6/15/11	1,595,000	1,694,734

	Telecommunications 1.9%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (d)	1,111,000	1,140,164
	Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13	1,105,000	1,116,050
	Millicom International Cellular S.A. 10.00%, due 12/1/13	10,000	10,325
	Rogers Communications, Inc. 9.625%, due 5/1/11	50,000	54,902
	Telecom Italia Capital S.A.
	6.175%, due 6/18/14	3,145,000	3,448,876
	6.999%, due 6/4/18	775,000	859,476
	7.175%, due 6/18/19	545,000	612,017
	Virgin Media Finance PLC 8.375%, due 10/15/19	180,000	184,500
	Vodafone Group PLC 5.625%, due 2/27/17	3,578,000	3,839,595
			11,265,905
	Total Yankee Bonds (Cost $61,280,623)		63,425,249

	Total Long-Term Bonds (Cost $563,047,311)		576,858,542

		Shares	Value
	Common Stock 0.0%‡
	Commercial Services 0.0%‡
	World Color Press, Inc. (g)	98	1,128

	Total Common Stock (Cost $13,163)		1,128

	Warrants 0.0%‡	Number of Warrants	Value
	Commercial Services 0.0%‡
	World Color Press, Inc. Strike Price $13.00 Expires 7/20/14 (g)	56	308
	Strike Price $16.30 Expires 7/20/14 (g)	56	213

	Total Warrants (Cost $2,392)		521

		Principal Amount	Value
	Short-Term Investment 18.4%
	Repurchase Agreement 18.4%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $108,053,471 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $110,230,000 and a Market Value of $110,218,977)	$108,053,381	108,053,381

	Total Short-Term Investment (Cost $108,053,381)		108,053,381

	Total Investments (Cost $671,116,247) (k)	116.8%	684,913,572

	Other Assets, Less Liabilities	(16.8)	(98,661,460)
	Net Assets	100.0%	$586,252,112

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2010.
(b)	Fair valued security. The total market value of these securities at January 31, 2010 is $601,666, which represents 0.1% of the Fund's net assets.
(c)	Illiquid security. The total market value of these securities at January 31, 2010 is $1,696,078, which represents 0.3% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2010 is $626,032, which represents 0.1% of the Fund's net assets.
(f)	Issue in default.
(g)	Non-income producing security.
(h)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2010 is $100,340,859, which represents 17.1% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At January 31, 2010, cost is $671,168,230 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$20,299,351
Gross unrealized depreciation	(6,554,009)
Net unrealized appreciation	$13,745,342

The following abbreviations are used in the above portfolio:

€           -Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$3,151,419	$82,024	$3,233,443
Corporate Bonds (c)	—	224,468,516	94,707	224,563,223
Foreign Government Bond	—	98,443	—	98,443
Mortgage-Backed Securities (d)	—	35,774,425	424,935	36,199,360
Municipal Bond	—	355,502	—	355,502
U.S. Government & Federal Agencies	—	248,983,322	—	248,983,322
Yankee Bonds	—	63,425,249	—	63,425,249
Total Long-Term Bonds	—	576,256,876	601,666	576,858,542
Common Stock	1,128	—	—	1,128
Warrants	521	—	—	521
Short-Term Investment
Repurchase Agreement	—	108,053,381	—	108,053,381
Total Investments in Securities	$1,649	$684,310,257	$601,666	$684,913,572

(a) For detailed industry descriptions, see the Portfolio of Investments.

(b) The level 3 security valued at $82,024 is held in Credit Cards within the Asset-Backed Securities section of the Portfolio of Investments.

(c) The level 3 securities valued at $780, $2,070 and $91,857 are Commercial Services, Media, and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d) The level 3 security valued at $424,935 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgaged-Backed Securities section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2010
Long-Term Bonds
Asset-Backed Securities
Credit Cards
	$230,921	$(23)	$(83)	$3,331	$-	$(152,122)	$-	$-	$82,024	$1,225
Corporate Bonds
Commercial Services
	780	-	-	-	-	-	-	-	780	-
Media
	2,001	2	-	(117)	184	-	-	-	2,070	(117)
Retail
	93,628	(33)	(25)	(777)	-	(936)	-	-	91,857	(783)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	431,595	-	-	(121)	-	(6,539)	-	-	424,935	(546)
Total	$758,925	$(54)	$(108)	$2,316	$184	$(159,597)	$-	$-	$601,666	$(221)

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.2%†
Equity Funds 59.3%
MainStay 130/30 Core Fund Class I (a)	4,359,144	$28,683,169
MainStay 130/30 Growth Fund Class I (a)(b)	722,112	5,415,840
MainStay 130/30 International Fund Class I (a)	1,940,276	11,758,070
MainStay Common Stock Fund Class I (a)	2,136,018	21,253,374
MainStay Epoch Global Choice Fund Class I (a)	266,196	3,473,853
MainStay Epoch U.S. All Cap Fund Class I	627,262	12,231,602
MainStay Growth Equity Fund Class I (a)	169,193	1,595,488
MainStay ICAP Equity Fund Class I	513,649	15,774,149
MainStay ICAP International Fund Class I	438,208	11,669,481
MainStay ICAP Select Equity Fund Class I	554,473	16,390,223
MainStay International Equity Fund Class I	844,778	9,985,281
MainStay Large Cap Growth Fund Class I (b)	5,282,129	30,847,631
MainStay MAP Fund Class I (a)	1,420,518	38,425,006
MainStay S&P 500 Index Fund Class I	6,746	166,905
MainStay U.S. Small Cap Fund Class I (b)	427,270	5,712,594
Total Equity Funds (Cost $219,553,471)		213,382,666
Fixed Income Funds 40.9%
MainStay 130/30 High Yield Fund Class I (a)	918,816	10,483,696
MainStay Floating Rate Fund Class I (a)	2,488,172	22,866,300
MainStay High Yield Corporate Bond Fund Class I	1,344,255	7,635,366
MainStay Indexed Bond Fund Class I (a)	6,545,439	74,225,282
MainStay Intermediate Term Bond Fund Class I (a)	3,059,489	31,788,094
Total Fixed Income Funds (Cost $140,648,761)		146,998,738
Total Investments (Cost $360,202,232) (c)	100.2%	360,381,404

Other Assets, Less Liabilities	(0.2)	(540,880)
Net Assets	100.0%	$359,840,524

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2010, cost is $372,549,163 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$9,095,033
Gross unrealized depreciation	(21,262,792)
Net unrealized depreciation	$(12,167,759)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$213,382,666	$—	$—	$213,382,666
Fixed Income Funds	146,998,738	—	—	146,998,738
Total Investments in Securities	$360,381,404	$—	$—	$360,381,404

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 78.9%
MainStay 130/30 Core Fund Class I (a)	5,171,910	$34,031,166
MainStay 130/30 Growth Fund Class I (a)(b)	623,853	4,678,894
MainStay 130/30 International Fund Class I (a)	2,823,422	17,109,940
MainStay Common Stock Fund Class I (a)	3,040,635	30,254,317
MainStay Epoch Global Choice Fund Class I (a)	396,439	5,173,534
MainStay Epoch U.S. All Cap Fund Class I	752,611	14,675,915
MainStay Growth Equity Fund Class I (a)	374,077	3,527,543
MainStay ICAP Equity Fund Class I	516,495	15,861,557
MainStay ICAP International Fund Class I	633,397	16,867,363
MainStay ICAP Select Equity Fund Class I	601,202	17,771,545
MainStay International Equity Fund Class I	1,246,073	14,728,588
MainStay Large Cap Growth Fund Class I (b)	6,840,825	39,950,421
MainStay MAP Fund Class I (a)	1,540,333	41,666,003
MainStay S&P 500 Index Fund Class I	31,497	779,245
MainStay U.S. Small Cap Fund Class I (a)(b)	1,399,637	18,713,142
Equity Funds (Cost $297,628,024)		275,789,173
Fixed Income Funds 21.2%
MainStay 130/30 High Yield Fund Class I (a)	931,935	10,633,374
MainStay Floating Rate Fund Class I (a)	2,506,186	23,031,849
MainStay High Yield Corporate Bond Fund Class I	1,356,329	7,703,950
MainStay Indexed Bond Fund Class I	2,006,163	22,749,892
MainStay Intermediate Term Bond Fund Class I	938,704	9,753,138
Fixed Income Funds (Cost $70,308,029)		73,872,203
Total Investments (Cost $367,936,053) (c)	100.1%	349,661,376

Other Assets, Less Liabilities	(0.1)	(262,982)
Net Assets	100.0%	$349,398,394

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2010, cost is $375,729,973 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$8,028,413
Gross unrealized depreciation	(34,097,010)
Net unrealized depreciation	$(26,068,597)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$275,789,173	$—	$—	$275,789,173
Fixed Income Funds	73,872,203			73,872,203
Total Investments in Securities	$349,661,376	$—	$—	$349,661,376

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 88.0%†
Equity Funds 45.5%
MainStay 130/30 Core Fund Class I	330,897	$2,177,302
MainStay 130/30 Growth Fund Class I (a)	42,444	318,330
MainStay 130/30 International Fund Class I	164,545	997,143
MainStay Common Stock Fund Class I	158,003	1,572,133
MainStay Epoch Global Choice Fund Class I	23,101	301,468
MainStay Epoch U.S. All Cap Fund Class I	55,248	1,077,338
MainStay Growth Equity Fund Class I	22,579	212,917
MainStay ICAP Equity Fund Class I	48,387	1,485,974
MainStay ICAP International Fund Class I	37,088	987,652
MainStay ICAP Select Equity Fund Class I	58,438	1,727,432
MainStay International Equity Fund Class I	72,412	855,914
MainStay Large Cap Growth Fund Class I (a)	414,075	2,418,199
MainStay MAP Fund Class I	125,437	3,393,080
MainStay S&P 500 Index Fund Class I	4,621	114,315
MainStay U.S. Small Cap Fund Class I (a)	31,671	423,445
Total Equity Funds (Cost $15,953,221)		18,062,642
Fixed Income Funds 42.5%
MainStay 130/30 High Yield Fund Class I	103,200	1,177,507
MainStay Floating Rate Fund Class I	70,061	643,865
MainStay Global High Income Fund Class I (b)	45,367	506,298
MainStay High Yield Corporate Bond Fund Class I	151,046	857,942
MainStay Indexed Bond Fund Class I	846,659	9,601,117
MainStay Intermediate Term Bond Fund Class I	396,254	4,117,082
Total Fixed Income Funds (Cost $16,450,108)		16,903,811
Total Affiliated Investment Companies (Cost $32,403,329)		34,966,453

Unaffiliated Investment Companies 12.1%
Equity Funds 3.2%
T. Rowe Price Emerging Markets Stock Fund	22,453	629,125
T. Rowe Price International Discovery Fund	17,926	649,448
Total Equity Funds (Cost $1,135,294)		1,278,573
Fixed Income Funds 8.9%
American Century International Bond Fund Institutional Class	35,339	503,221
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	280,077	3,016,425
Total Fixed Income Funds (Cost $3,400,708)		3,519,646
Total Unaffiliated Investment Companies (Cost $4,536,002)		4,798,219

Total Investments (Cost $36,939,331) (c)	100.1%	39,764,672

Other Assets, Less Liabilities	(0.1)	(35,097)
Net Assets	100.0%	$39,729,575

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Funds Share Class.
(c)	At January 31, 2010, cost is $39,815,200 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$2,881,997
Gross unrealized depreciation	(2,932,525)
Net unrealized depreciation	$(50,528)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$18,062,642	$—	$—	$18,062,642
Fixed Income Funds	16,903,811	—	—	16,903,811
Total Affiliated Investment Companies	34,966,453	—	—	34,966,453
Unaffiliated Investment Companies
Equity Funds	1,278,573	—	—	1,278,573
Fixed Income Funds	3,519,646	—	—	3,519,646
Total Unaffiliated Investment Companies	4,798,219	—	—	4,798,219
Total Investments in Securities	$39,764,672	$—	$—	$39,764,672

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 91.5%†
Equity Funds 59.2%
MainStay 130/30 Core Fund Class I	603,590	$3,971,620
MainStay 130/30 Growth Fund Class I (a)	83,134	623,504
MainStay 130/30 International Fund Class I	312,403	1,893,165
MainStay Common Stock Fund Class I	307,389	3,058,525
MainStay Epoch Global Choice Fund Class I	44,093	575,418
MainStay Epoch U.S. All Cap Fund Class I	93,029	1,814,074
MainStay Growth Equity Fund Class I	32,643	307,823
MainStay ICAP Equity Fund Class I	88,594	2,720,720
MainStay ICAP International Fund Class I	71,098	1,893,338
MainStay ICAP Select Equity Fund Class I	112,783	3,333,851
MainStay International Equity Fund Class I	136,203	1,609,922
MainStay Large Cap Growth Fund Class I (a)	776,947	4,537,373
MainStay MAP Fund Class I	214,497	5,802,150
MainStay S&P 500 Index Fund Class I	8,368	207,022
MainStay U.S. Small Cap Fund Class I (a)	86,123	1,151,461
Total Equity Funds (Cost $30,781,636)		33,499,966
Fixed Income Funds 32.3%
MainStay 130/30 High Yield Fund Class I	133,302	1,520,980
MainStay Floating Rate Fund Class I	111,143	1,021,401
MainStay Global High Income Fund Class I (b)	72,137	805,044
MainStay High Yield Corporate Bond Fund Class I	194,798	1,106,451
MainStay Indexed Bond Fund Class I	851,452	9,655,466
MainStay Intermediate Term Bond Fund Class I	398,439	4,139,782
Total Fixed Income Funds (Cost $17,272,276)		18,249,124
Total Affiliated Investment Companies (Cost $48,053,912)		51,749,090

Unaffiliated Investment Companies 8.0%
Equity Funds 4.2%
T. Rowe Price Emerging Markets Stock Fund	42,440	1,189,178
T. Rowe Price International Discovery Fund	33,749	1,222,742
Total Equity Funds (Cost $2,142,185)		2,411,920
Fixed Income Funds 3.8%
American Century International Bond Fund Institutional Class	56,417	803,384
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	124,670	1,342,691
Total Fixed Income (Cost $2,146,312)		2,146,075
Total Unaffiliated Investment Companies (Cost $4,288,497)		4,557,995

Total Investments (Cost $52,342,409) (c)	99.5%	56,307,085

Other Assets, Less Liabilities	0.5	263,125
Net Assets	100.0%	$56,570,210

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2010, cost is $55,224,742 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,048,955
Gross unrealized depreciation	(2,966,612)
Net unrealized appreciation	$1,082,343

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$33,499,966	$—	$—	$33,499,966
Fixed Income Funds	18,249,124	—	—	18,249,124
Total Affiliated Investment Companies	51,749,090	—	—	51,749,090
Unaffiliated Investment Companies
Equity Funds	2,411,920	—	—	2,411,920
Fixed Income Funds	2,146,075	—	—	2,146,075
Total Unaffiliated Investment Companies	4,557,995	—	—	4,557,995
Total Investments in Securities	$56,307,085	$—	$—	$56,307,085

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 91.1%†
Equity Funds 72.6%
MainStay 130/30 Core Fund Class I	980,340	$6,450,634
MainStay 130/30 Growth Fund Class I (a)	91,946	689,592
MainStay 130/30 International Fund Class I	500,330	3,032,000
MainStay Common Stock Fund Class I	426,095	4,239,648
MainStay Epoch Global Choice Fund Class I	70,932	925,661
MainStay Epoch U.S. All Cap Fund Class I	125,538	2,448,000
MainStay Growth Equity Fund Class I	48,883	460,970
MainStay ICAP Equity Fund Class I	127,824	3,925,478
MainStay ICAP International Fund Class I	113,865	3,032,214
MainStay ICAP Select Equity Fund Class I	143,302	4,235,997
MainStay International Equity Fund Class I	218,557	2,583,342
MainStay Large Cap Growth Fund Class I (a)	1,213,494	7,086,807
MainStay MAP Fund Class I	311,699	8,431,463
MainStay S&P 500 Index Fund Class I	10,573	261,578
MainStay U.S. Small Cap Fund Class I (a)	207,839	2,778,813
Total Equity Funds (Cost $46,584,287)		50,582,197
Fixed Income Funds 18.5%
MainStay 130/30 High Yield Fund Class I	152,854	1,744,060
MainStay Floating Rate Fund Class I	207,171	1,903,899
MainStay Global High Income Fund Class I (b)	134,521	1,501,251
MainStay High Yield Corporate Bond Fund Class I	223,843	1,271,430
MainStay Indexed Bond Fund Class I	400,408	4,540,630
MainStay Intermediate Term Bond Fund Class I	187,539	1,948,531
Total Fixed Income Funds (Cost $11,955,987)		12,909,801
Total Affiliated Investment Companies (Cost $58,540,274)		63,491,998

Unaffiliated Investment Companies 8.8%
Equity Funds 5.6%
T. Rowe Price Emerging Markets Stock Fund	68,730	1,925,815
T. Rowe Price International Discovery Fund	54,136	1,961,344
Total Equity Funds (Cost $3,470,629)		3,887,159
Fixed Income Funds 3.2%
American Century International Bond Fund Institutional Class	107,628	1,532,628
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	66,726	718,639
Total Fixed Income Funds (Cost $2,290,265)		2,251,267
Total Unaffiliated Investment Companies (Cost $5,760,894)		6,138,426

Total Investments (Cost $64,301,168) (c)	99.9%	69,630,424

Other Assets, Less Liabilities	0.1	57,944
Net Assets	100.0%	$69,688,368

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Funds Share Class.
(c)	At January 31, 2010, cost is $68,174,827 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$5,506,426
Gross unrealized depreciation	(4,050,829)
Net unrealized appreciation	$1,455,597

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$50,582,197	$—	$—	$50,582,197
Fixed Income Funds	12,909,801	—	—	12,909,801
Total Affiliated Investment Companies	63,491,998	—	—	63,491,998
Unaffiliated Investment Companies
Equity Funds	3,887,159	—	—	3,887,159
Fixed Income Funds	2,251,267	—	—	2,251,267
Total Unaffiliated Investment Companies	6,138,426	—	—	6,138,426
Total Investments in Securities	$69,630,424	$—	$—	$69,630,424

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 91.6%†
Equity Funds 79.9%
MainStay 130/30 Core Fund Class I	570,755	$3,755,567
MainStay 130/30 Growth Fund Class I (a)	51,499	386,239
MainStay 130/30 International Fund Class I	313,934	1,902,438
MainStay Common Stock Fund Class I	271,422	2,700,644
MainStay Epoch Global Choice Fund Class I	44,638	582,526
MainStay Epoch U.S. All Cap Fund Class I	99,611	1,942,412
MainStay Growth Equity Fund Class I	27,705	261,263
MainStay ICAP Equity Fund Class I	81,436	2,500,906
MainStay ICAP International Fund Class I	70,896	1,887,948
MainStay ICAP Select Equity Fund Class I	98,968	2,925,494
MainStay International Equity Fund Class I	136,817	1,617,181
MainStay Large Cap Growth Fund Class I (a)	748,416	4,370,748
MainStay MAP Fund Class I	139,529	3,774,250
MainStay S&P 500 Index Fund Class I	8,311	205,618
MainStay U.S. Small Cap Fund Class I (a)	203,312	2,718,276
Total Equity Funds (Cost $29,391,599)		31,531,510
Fixed Income Funds 11.7%
MainStay 130/30 High Yield Fund Class I	54,663	623,708
MainStay Floating Rate Fund Class I	74,135	681,303
MainStay Global High Income Fund Class I (b)	48,064	536,399
MainStay High Yield Corporate Bond Fund Class I	79,977	454,271
MainStay Indexed Bond Fund Class I	142,796	1,619,311
MainStay Intermediate Term Bond Fund Class I	66,816	694,220
Total Fixed Income Funds (Cost $4,301,564)		4,609,212
Total Affiliated Investment Companies (Cost $33,693,163)		36,140,722

Unaffiliated Investment Companies 8.2%
Equity Funds 6.2%
T. Rowe Price Emerging Markets Stock Fund	43,294	1,213,091
T. Rowe Price International Discovery Fund	33,904	1,228,349
Total Equity Funds (Cost $2,197,842)		2,441,440
Fixed Income Funds 2.0%
American Century International Bond Fund Institutional Class	37,587	535,234
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	24,514	264,017
Total Fixed Income Funds (Cost $814,125)		799,251
Total Unaffiliated Investment Companies (Cost $3,011,967)		3,240,691

Total Investments (Cost $36,705,130) (c)	99.8%	39,381,413

Other Assets, Less Liabilities	0.2	73,220
Net Assets	100.0%	$39,454,633

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Funds Share Class.
(c)	At January 31, 2010, cost is $39,052,957 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$2,782,232
Gross unrealized depreciation	(2,453,776)
Net unrealized appreciation	$328,456

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$31,531,510	$—	$—	$31,531,510
Fixed Income Funds	4,609,212	—	—	4,609,212
Total Affiliated Investment Companies	36,140,722	—	—	36,140,722
Unaffiliated Investment Companies
Equity Funds	2,441,440	—	—	2,441,440
Fixed Income Funds	799,251	—	—	799,251
Total Unaffiliated Investment Companies	3,240,691	—	—	3,240,691
Total Investments in Securities	$39,381,413	$—	$—	$39,381,413

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2010 unaudited

	Shares	Value
Affiliated Investment Companies 91.6%†
Equity Funds 84.4%
MainStay 130/30 Core Fund Class I	293,566	$1,931,663
MainStay 130/30 Growth Fund Class I (a)	21,030	157,725
MainStay 130/30 International Fund Class I	169,354	1,026,283
MainStay Common Stock Fund Class I	136,957	1,362,719
MainStay Epoch Global Choice Fund Class I	23,829	310,965
MainStay Epoch U.S. All Cap Fund Class I	52,051	1,014,991
MainStay Growth Equity Fund Class I	15,399	145,210
MainStay ICAP Equity Fund Class I	33,026	1,014,226
MainStay ICAP International Fund Class I	38,541	1,026,350
MainStay ICAP Select Equity Fund Class I	37,940	1,121,515
MainStay International Equity Fund Class I	74,005	874,741
MainStay Large Cap Growth Fund Class I (a)	375,894	2,195,221
MainStay MAP Fund Class I	84,641	2,289,549
MainStay S&P 500 Index Fund Class I	6,244	154,471
MainStay U.S. Small Cap Fund Class I (a)	129,505	1,731,479
Total Equity Funds (Cost $15,252,267)		16,357,108
Fixed Income Funds 7.2%
MainStay 130/30 High Yield Fund Class I	16,586	189,244
MainStay Floating Rate Fund Class I	22,475	206,546
MainStay Global High Income Fund Class I	14,597	162,902
MainStay High Yield Corporate Bond Fund Class I	24,287	137,947
MainStay Indexed Bond Fund Class I	43,601	494,432
MainStay Intermediate Term Bond Fund Class I	20,383	211,782
Total Fixed Income Funds (Cost $1,311,417)		1,402,853
Total Affiliated Investment Companies (Cost $16,563,684)		17,759,961

Unaffiliated Investment Companies 8.0%
Equity Funds 6.8%
T. Rowe Price Emerging Markets Stock Fund	23,217	650,531
T. Rowe Price International Discovery Fund	18,385	666,100
Total Equity Funds (Cost $1,211,716)		1,316,631
Fixed Income Funds 1.2%
American Century International Bond Fund Institutional Class	11,312	161,077
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	7,087	76,323
Total Fixed Income Funds (Cost $242,499)		237,400
Total Unaffiliated Investment Companies (Cost $1,454,215)		1,554,031

Total Investments (Cost $18,017,899) (b)	99.6%	19,313,992

Other Assets, Less Liabilities	0.4	79,175
Net Assets	100.0%	$19,393,167

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2010, cost is $19,390,787 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$1,348,479
Gross unrealized depreciation	(1,425,274)
Net unrealized depreciation	$(76,795)
The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$16,357,108	$—	$—	$16,357,108
Fixed Income Funds	1,402,853	—	—	1,402,853
Total Affiliated Investment Companies	17,759,961	—	—	17,759,961
Unaffiliated Investment Companies
Equity Funds	1,316,631	—	—	1,316,631
Fixed Income Funds	237,400	—	—	237,400
Total Unaffiliated Investment Companies	1,554,031	—	—	1,554,031
Total Investments in Securities	$19,313,992	$—	$—	$19,313,992

(a) For detailed descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments ††† January 31, 2010 unaudited
	Shares	Value
Common Stocks 94.7%†
Aerospace & Defense 2.7%
Boeing Co. (The)	92,581	$5,610,409
General Dynamics Corp.	49,161	3,286,413
Goodrich Corp.	15,814	979,045
Honeywell International, Inc.	97,799	3,778,953
ITT Corp.	23,276	1,124,464
L-3 Communications Holdings, Inc.	14,810	1,234,265
Lockheed Martin Corp.	40,758	3,037,286
Northrop Grumman Corp.	40,294	2,280,640
Precision Castparts Corp.	17,934	1,887,554
Raytheon Co.	49,215	2,580,342
Rockwell Collins, Inc.	20,025	1,065,130
United Technologies Corp.	119,838	8,086,668
		34,951,169
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	21,619	1,224,284
Expeditors International of Washington, Inc.	27,237	928,782
FedEx Corp.	39,816	3,119,584
United Parcel Service, Inc. Class B	126,515	7,308,771
		12,581,421
Airlines 0.1%
Southwest Airlines Co.	94,505	1,070,742

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) (a)	31,058	414,314
Johnson Controls, Inc.	85,533	2,380,383
		2,794,697
Automobiles 0.4%
Ford Motor Co. (a)	424,719	4,603,954
Harley-Davidson, Inc.	29,869	679,221
		5,283,175
Beverages 2.5%
Brown-Forman Corp. Class B	14,108	724,023
Coca-Cola Co. (The)	296,161	16,066,734
Coca-Cola Enterprises, Inc.	40,723	822,197
Constellation Brands, Inc. Class A (a)	25,513	410,249
Dr. Pepper Snapple Group, Inc.	32,366	895,244
Molson Coors Brewing Co. Class B	20,133	845,586
Pepsi Bottling Group, Inc. (The)	18,495	688,014
PepsiCo, Inc.	199,440	11,890,613
		32,342,660
Biotechnology 1.6%
Amgen, Inc. (a)	129,750	7,587,780
Biogen Idec, Inc. (a)	37,088	1,993,109
Celgene Corp. (a)	59,049	3,352,802
Cephalon, Inc. (a)	9,584	611,843
Genzyme Corp. (a)	33,467	1,815,919
Gilead Sciences, Inc. (a)	115,456	5,573,061
		20,934,514
Building Products 0.1%
Masco Corp.	46,103	625,157

Capital Markets 2.5%
Ameriprise Financial, Inc.	32,484	1,242,188
Bank of New York Mellon Corp. (The)	153,474	4,464,559
Charles Schwab Corp. (The)	121,342	2,219,345
E*TRADE Financial Corp. (a)	189,527	288,081
Federated Investors, Inc. Class B	11,254	285,627
Franklin Resources, Inc.	19,222	1,903,555
Goldman Sachs Group, Inc. (The)	65,745	9,777,596
Invesco, Ltd.	54,617	1,054,108
Janus Capital Group, Inc.	23,383	285,506
Legg Mason, Inc.	20,850	537,513
Morgan Stanley	173,241	4,639,394
Northern Trust Corp.	30,758	1,553,894
State Street Corp.	63,038	2,703,069
T. Rowe Price Group, Inc.	32,885	1,631,754
		32,586,189
Chemicals 1.8%
Air Products & Chemicals, Inc.	26,868	2,040,893
Airgas, Inc.	10,485	443,096
CF Industries Holdings, Inc.	6,159	571,925
Dow Chemical Co. (The)	146,183	3,960,098
E.I. du Pont de Nemours & Co.	115,141	3,754,748
Eastman Chemical Co.	9,330	527,425
Ecolab, Inc.	30,266	1,328,677
FMC Corp.	9,224	469,871
International Flavors & Fragrances, Inc.	10,166	404,302
Monsanto Co.	69,450	5,269,866
PPG Industries, Inc.	21,380	1,254,578
Praxair, Inc.	39,101	2,945,087
Sigma-Aldrich Corp.	15,490	741,197
		23,711,763
Commercial Banks 3.0%
BB&T Corp.	87,512	2,438,959
Comerica, Inc.	19,482	672,324
Fifth Third Bancorp	102,958	1,280,798
First Horizon National Corp. (a)	28,491	368,958
Huntington Bancshares, Inc.	91,715	439,315
KeyCorp	112,801	809,911
M&T Bank Corp.	10,601	781,824
Marshall & Ilsley Corp.	66,840	461,864
PNC Financial Services Group, Inc.	59,242	3,283,784
Regions Financial Corp.	152,557	968,737
SunTrust Banks, Inc.	63,631	1,548,142
U.S. Bancorp	243,682	6,111,545
Wells Fargo & Co.	653,239	18,571,585
Zions Bancorp	17,681	335,409
		38,073,155
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	14,314	465,348
Cintas Corp.	16,970	426,117
Iron Mountain, Inc. (a)	23,140	528,981
Pitney Bowes, Inc.	26,585	556,158
R.R. Donnelley & Sons Co.	26,359	522,436
Republic Services, Inc.	41,384	1,108,677
Stericycle, Inc. (a)	10,754	569,209
Waste Management, Inc.	62,383	1,999,375
		6,176,301
Communications Equipment 2.3%
Cisco Systems, Inc. (a)	735,242	16,520,888
Harris Corp.	16,783	720,326
JDS Uniphase Corp. (a)	28,509	224,081
Juniper Networks, Inc. (a)	67,367	1,672,722
Motorola, Inc. (a)	294,713	1,812,485
QUALCOMM, Inc.	213,474	8,366,046
Tellabs, Inc. (a)	50,358	323,802
		29,640,350
	Computers & Peripherals 5.3%
¤	Apple, Inc. (a)	115,129	22,118,583
	Dell, Inc. (a)	220,961	2,850,397
	EMC Corp. (a)	259,937	4,333,150
	Hewlett-Packard Co.	303,056	14,264,846
¤	International Business Machines Corp.	167,893	20,548,424
	Lexmark International, Inc. Class A (a)	9,919	255,811
	NetApp, Inc. (a)	43,553	1,268,699
	QLogic Corp. (a)	14,726	253,140
	SanDisk Corp. (a)	29,153	741,069
	Teradata Corp. (a)	21,820	610,305
	Western Digital Corp. (a)	28,848	1,095,936
			68,340,360
	Construction & Engineering 0.2%
	Fluor Corp.	23,066	1,045,812
	Jacobs Engineering Group, Inc. (a)	15,910	601,239
	Quanta Services, Inc. (a)	26,864	489,462
			2,136,513
	Construction Materials 0.1%
	Vulcan Materials Co.	16,048	709,161

	Consumer Finance 0.7%
	American Express Co.	151,541	5,707,034
	Capital One Financial Corp.	57,340	2,113,552
	Discover Financial Services	69,207	946,752
	SLM Corp. (a)	60,038	632,200
			9,399,538
	Containers & Packaging 0.2%
	Ball Corp.	12,084	613,746
	Bemis Co., Inc.	13,866	389,080
	Owens-Illinois, Inc. (a)	21,619	588,469
	Pactiv Corp. (a)	16,943	382,065
	Sealed Air Corp.	20,097	398,725
			2,372,085
	Distributors 0.1%
	Genuine Parts Co.	20,428	769,727

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	16,378	992,343
	DeVry, Inc.	7,949	485,366
	H&R Block, Inc.	42,602	916,795
			2,394,504
	Diversified Financial Services 4.1%
¤	Bank of America Corp.	1,270,060	19,279,511
	Citigroup, Inc. (a)	2,492,274	8,274,350
	CME Group, Inc.	8,475	2,430,799
	IntercontinentalExchange, Inc. (a)	9,395	897,035
¤	JPMorgan Chase & Co.	503,674	19,613,066
	Leucadia National Corp. (a)	24,406	544,986
	Moody’s Corp.	25,182	694,771
	NASDAQ OMX Group, Inc. (The) (a)	18,812	338,428
	NYSE Euronext	33,128	775,526
			52,848,472
	Diversified Telecommunication Services 2.5%
	AT&T, Inc.	754,205	19,126,639
	CenturyTel, Inc.	37,920	1,289,659
	Frontier Communications Corp.	39,563	301,075
	Qwest Communications International, Inc.	190,341	801,336
	Verizon Communications, Inc.	363,060	10,681,225
	Windstream Corp.	56,627	583,824
			32,783,758
	Electric Utilities 1.9%
	Allegheny Energy, Inc.	21,761	455,893
	American Electric Power Co., Inc.	60,883	2,109,596
	Duke Energy Corp.	166,493	2,752,129
	Edison International	41,532	1,383,846
	Entergy Corp.	24,074	1,837,087
	Exelon Corp.	84,011	3,832,582
	FirstEnergy Corp.	38,852	1,694,724
	FPL Group, Inc.	52,672	2,568,287
	Northeast Utilities	22,505	569,827
	Pepco Holdings, Inc.	28,352	465,540
	Pinnacle West Capital Corp.	12,994	465,445
	PPL Corp.	48,052	1,417,053
	Progress Energy, Inc.	35,645	1,389,086
	Southern Co. (The)	101,955	3,262,560
			24,203,655
	Electrical Equipment 0.5%
	Emerson Electric Co.	95,845	3,981,401
	First Solar, Inc. (a)	6,179	700,081
	Rockwell Automation, Inc.	18,227	879,271
	Roper Industries, Inc.	11,618	581,829
			6,142,582
	Electronic Equipment & Instruments 0.5%
	Agilent Technologies, Inc. (a)	43,980	1,232,759
	Amphenol Corp. Class A	22,009	876,839
	Corning, Inc.	198,269	3,584,704
	FLIR Systems, Inc. (a)	19,449	575,301
	Jabil Circuit, Inc.	24,320	352,154
	Molex, Inc.	17,484	352,477
			6,974,234
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	39,503	1,788,696
	BJ Services Co.	37,507	775,270
	Cameron International Corp. (a)	31,231	1,176,159
	Diamond Offshore Drilling, Inc.	8,858	810,773
	FMC Technologies, Inc. (a)	15,578	828,282
	Halliburton Co.	114,912	3,356,580
	Nabors Industries, Ltd. (a)	36,110	805,253
	National-Oilwell Varco, Inc.	53,317	2,180,665
	Rowan Cos., Inc. (a)	14,604	313,694
	Schlumberger, Ltd.	153,005	9,709,697
	Smith International, Inc.	31,540	956,293
			22,701,362
	Food & Staples Retailing 2.6%
	Costco Wholesale Corp.	55,836	3,206,661
	CVS Caremark Corp.	180,274	5,835,469
	Kroger Co. (The)	82,923	1,777,040
	Safeway, Inc.	51,810	1,163,134
	SUPERVALU, Inc.	27,218	400,377
	Sysco Corp.	75,412	2,110,782
	Wal-Mart Stores, Inc.	272,713	14,571,056
	Walgreen Co.	125,994	4,542,084
	Whole Foods Market, Inc. (a)	18,037	490,967
			34,097,570
	Food Products 1.6%
	Archer-Daniels-Midland Co.	81,856	2,453,224
	Campbell Soup Co.	24,194	801,063
	ConAgra Foods, Inc.	56,424	1,283,082
	Dean Foods Co. (a)	23,148	408,099
	General Mills, Inc.	41,616	2,967,637
	H.J. Heinz Co.	40,223	1,754,930
	Hershey Co. (The)	21,292	775,668
	Hormel Foods Corp.	8,994	348,068
	J.M. Smucker Co. (The)	15,167	911,082
	Kellogg Co.	32,367	1,761,412
	Kraft Foods, Inc. Class A	188,931	5,225,831
	McCormick & Co., Inc.	16,779	609,078
	Sara Lee Corp.	88,860	1,078,760
	Tyson Foods, Inc. Class A	39,201	541,758
			20,919,692
	Gas Utilities 0.1%
	EQT Corp.	16,807	739,844
	Nicor, Inc.	5,806	235,259
	Questar Corp.	22,370	927,908
			1,903,011
	Health Care Equipment & Supplies 2.0%
	Baxter International, Inc.	76,815	4,423,776
	Becton, Dickinson & Co.	30,222	2,277,832
	Boston Scientific Corp. (a)	192,486	1,661,154
	C.R. Bard, Inc.	12,303	1,019,796
	CareFusion Corp. (a)	22,850	588,387
	DENTSPLY International, Inc.	19,451	652,192
	Hospira, Inc. (a)	20,683	1,047,387
	Intuitive Surgical, Inc. (a)	4,871	1,597,980
	Medtronic, Inc.	142,108	6,095,012
	St. Jude Medical, Inc. (a)	42,599	1,607,260
	Stryker Corp.	35,985	1,868,341
	Varian Medical Systems, Inc. (a)	15,865	797,851
	Zimmer Holdings, Inc. (a)	27,133	1,528,131
			25,165,099
	Health Care Providers & Services 2.1%
	Aetna, Inc.	55,241	1,655,573
	AmerisourceBergen Corp.	36,713	1,000,796
	Cardinal Health, Inc.	46,182	1,527,239
	CIGNA Corp.	35,014	1,182,423
	Coventry Health Care, Inc. (a)	18,842	431,105
	DaVita, Inc. (a)	13,025	778,374
	Express Scripts, Inc. (a)	35,118	2,944,995
	Humana, Inc. (a)	21,637	1,051,991
	Laboratory Corp. of America Holdings (a)	13,528	961,841
	McKesson Corp.	34,171	2,009,938
	Medco Health Solutions, Inc. (a)	60,826	3,739,582
	Patterson Cos., Inc. (a)	11,936	340,892
	Quest Diagnostics, Inc.	19,801	1,102,322
	Tenet Healthcare Corp. (a)	55,592	307,980
	UnitedHealth Group, Inc.	148,077	4,886,541
	WellPoint, Inc. (a)	58,415	3,722,204
			27,643,796
	Health Care Technology 0.0%‡
	IMS Health, Inc.	23,168	501,356

	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp. (a)	55,700	1,856,481
	Darden Restaurants, Inc.	17,707	654,451
	International Game Technology	38,043	697,709
	Marriott International, Inc. Class A	32,385	849,458
	McDonald's Corp.	137,636	8,592,615
	Starbucks Corp. (a)	94,640	2,062,206
	Starwood Hotels & Resorts Worldwide, Inc.	23,813	793,449
	Wyndham Worldwide Corp.	22,847	479,558
	Wynn Resorts, Ltd.	8,852	547,762
	Yum! Brands, Inc.	59,599	2,038,882
			18,572,571
	Household Durables 0.3%
	Black & Decker Corp.	7,720	499,175
	D.R. Horton, Inc.	35,421	417,614
	Fortune Brands, Inc.	19,291	801,927
	Harman International Industries, Inc.	8,757	311,311
	Leggett & Platt, Inc.	19,405	354,335
	Lennar Corp. Class A	20,549	315,633
	Newell Rubbermaid, Inc.	35,655	483,838
	Pulte Homes, Inc. (a)	40,710	428,269
	Whirlpool Corp.	9,505	714,586
			4,326,688
	Household Products 2.5%
	Clorox Co. (The)	17,891	1,058,610
	Colgate-Palmolive Co.	63,359	5,070,621
	Kimberly-Clark Corp.	52,933	3,143,691
¤	Procter & Gamble Co. (The)	373,442	22,985,355
			32,258,277
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	85,127	1,075,154
	Constellation Energy Group, Inc.	25,760	831,533
	NRG Energy, Inc. (a)	22,600	544,886
			2,451,573
	Industrial Conglomerates 2.3%
	3M Co.	90,206	7,260,681
¤	General Electric Co.	1,360,849	21,882,452
	Textron, Inc.	34,697	677,632
			29,820,765
	Insurance 2.6%
	Aflac, Inc.	59,636	2,888,171
	Allstate Corp. (The)	68,363	2,046,105
	American International Group, Inc. (a)	17,279	418,670
	Aon Corp.	34,898	1,357,532
	Assurant, Inc.	15,080	473,964
	Berkshire Hathaway, Inc. Class B (a)	33,735	2,578,366
	Chubb Corp. (The)	43,526	2,176,300
	Cincinnati Financial Corp.	20,881	551,050
	Genworth Financial, Inc. Class A (a)	62,817	869,387
	Hartford Financial Services Group, Inc. (The)	48,798	1,170,664
	Lincoln National Corp.	39,255	964,888
	Loews Corp.	45,971	1,644,383
	Marsh & McLennan Cos., Inc.	67,256	1,450,039
	MetLife, Inc.	104,345	3,685,465
	Principal Financial Group, Inc.	40,658	937,167
	Progressive Corp. (The)	85,943	1,424,935
	Prudential Financial, Inc.	59,792	2,989,002
	Torchmark Corp.	10,623	476,973
	Travelers Cos., Inc. (The)	69,610	3,527,139
	Unum Group	42,552	832,743
	XL Capital, Ltd. Class A	43,933	736,756
			33,199,699
	Internet & Catalog Retail 0.5%
	Amazon.com, Inc. (a)	42,616	5,344,473
	Expedia, Inc. (a)	27,037	578,862
	Priceline.com, Inc. (a)	5,644	1,102,555
			7,025,890
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	21,730	536,731
	eBay, Inc. (a)	144,142	3,318,149
	Google, Inc. Class A (a)	30,809	16,310,901
	VeriSign, Inc. (a)	24,609	563,792
	Yahoo!, Inc. (a)	151,753	2,277,812
			23,007,385
	IT Services 1.5%
	Affiliated Computer Services, Inc. Class A (a)	12,537	771,276
	Automatic Data Processing, Inc.	64,646	2,636,910
	Cognizant Technology Solutions Corp. Class A (a)	37,816	1,651,047
	Computer Sciences Corp. (a)	19,477	999,170
	Fidelity National Information Services, Inc.	41,733	983,229
	Fiserv, Inc. (a)	19,822	892,783
	Mastercard, Inc. Class A	12,234	3,057,277
	Paychex, Inc.	41,249	1,195,809
	SAIC, Inc. (a)	39,064	716,043
	Total System Services, Inc.	25,313	362,229
	Visa, Inc. Class A	57,109	4,684,651
	Western Union Co.	88,175	1,634,765
			19,585,189
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co. (a)	35,410	214,230
	Hasbro, Inc.	15,865	484,676
	Mattel, Inc.	46,589	918,735
			1,617,641
	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	22,922	1,139,453
	Millipore Corp. (a)	7,132	491,894
	PerkinElmer, Inc.	14,984	301,778
	Thermo Fisher Scientific, Inc. (a)	52,024	2,400,907
	Waters Corp. (a)	12,058	687,065
			5,021,097
	Machinery 1.5%
	Caterpillar, Inc.	79,953	4,176,745
	Cummins, Inc.	25,716	1,161,335
	Danaher Corp.	33,155	2,365,609
	Deere & Co.	53,889	2,691,755
	Dover Corp.	23,729	1,017,499
	Eaton Corp.	21,130	1,294,001
	Flowserve Corp.	7,115	641,560
	Illinois Tool Works, Inc.	49,590	2,161,628
	PACCAR, Inc.	46,386	1,671,288
	Pall Corp.	14,881	512,948
	Parker Hannifin Corp.	20,488	1,145,484
	Snap-On, Inc.	7,410	302,921
	Stanley Works (The)	10,189	522,186
			19,664,959
	Media 2.7%
	CBS Corp. Class B	86,260	1,115,342
	Comcast Corp. Class A	364,868	5,775,861
	DIRECTV Class A (a)	122,639	3,722,094
	Gannett Co., Inc.	30,141	486,777
	Interpublic Group of Cos., Inc. (The) (a)	62,414	403,194
	McGraw-Hill Cos., Inc. (The)	40,144	1,423,105
	Meredith Corp.	4,695	145,451
	New York Times Co. (The) Class A (a)	14,779	190,945
	News Corp. Class A	287,301	3,622,866
	Omnicom Group, Inc.	39,648	1,399,574
	Scripps Networks Interactive Class A	11,307	482,809
	Time Warner Cable, Inc.	44,909	1,957,583
	Time Warner, Inc.	148,791	4,084,313
	Viacom, Inc. Class B (a)	77,337	2,253,600
	Walt Disney Co. (The)	238,028	7,033,727
	Washington Post Co. Class B	797	346,392
			34,443,633
	Metals & Mining 0.9%
	AK Steel Holding Corp.	14,300	290,862
	Alcoa, Inc.	124,553	1,585,560
	Allegheny Technologies, Inc.	12,495	510,421
	Cliffs Natural Resources, Inc.	16,710	667,564
	Freeport-McMoRan Copper & Gold, Inc.	55,300	3,687,957
	Newmont Mining Corp.	62,758	2,689,808
	Nucor Corp.	40,116	1,636,733
	Titanium Metals Corp. (a)	10,896	126,720
	United States Steel Corp.	18,265	811,514
			12,007,139
	Multi-Utilities 1.3%
	Ameren Corp.	30,188	771,303
	CenterPoint Energy, Inc.	49,612	692,087
	CMS Energy Corp.	29,392	445,877
	Consolidated Edison, Inc.	35,769	1,564,536
	Dominion Resources, Inc.	76,119	2,851,418
	DTE Energy Corp.	21,117	887,759
	Integrys Energy Group, Inc.	9,712	406,447
	NiSource, Inc.	35,352	503,766
	PG&E Corp.	47,594	2,010,371
	Public Service Enterprise Group, Inc.	64,489	1,972,719
	SCANA Corp.	14,158	504,166
	Sempra Energy	31,500	1,598,625
	TECO Energy, Inc.	27,444	427,303
	Wisconsin Energy Corp.	15,011	734,638
	Xcel Energy, Inc.	58,204	1,209,479
			16,580,494
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	10,609	301,402
	Family Dollar Stores, Inc.	17,733	547,595
	J.C. Penney Co., Inc.	30,284	751,952
	Kohl’s Corp. (a)	39,064	1,967,654
	Macy’s, Inc.	53,537	852,844
	Nordstrom, Inc.	21,151	730,555
	Sears Holdings Corp. (a)	6,250	583,000
	Target Corp.	95,853	4,914,383
			10,649,385
	Office Electronics 0.1%
	Xerox Corp.	110,910	967,135

	Oil, Gas & Consumable Fuels 9.0%
	Anadarko Petroleum Corp.	62,634	3,994,797
	Apache Corp.	43,108	4,257,777
	Cabot Oil & Gas Corp.	13,307	509,259
	Chesapeake Energy Corp.	82,797	2,051,710
	Chevron Corp.	256,433	18,493,948
	ConocoPhillips	189,050	9,074,400
	CONSOL Energy, Inc.	23,089	1,076,178
	Denbury Resources, Inc. (a)	32,027	433,966
	Devon Energy Corp.	56,594	3,786,705
	El Paso Corp.	90,030	913,804
	EOG Resources, Inc.	32,152	2,907,184
¤	ExxonMobil Corp.	606,615	39,084,204
	Hess Corp.	37,373	2,159,786
	Marathon Oil Corp.	90,194	2,688,683
	Massey Energy Co.	10,974	422,718
	Murphy Oil Corp.	24,331	1,242,827
	Noble Energy, Inc.	22,107	1,634,592
	Occidental Petroleum Corp.	103,428	8,102,549
	Peabody Energy Corp.	34,291	1,444,337
	Pioneer Natural Resources Co.	14,774	649,761
	Range Resources Corp.	20,191	928,786
	Southwestern Energy Co. (a)	44,007	1,887,020
	Spectra Energy Corp.	82,389	1,750,766
	Sunoco, Inc.	15,009	376,576
	Tesoro Corp.	17,917	223,962
	Valero Energy Corp.	72,256	1,330,956
	Williams Cos., Inc.	74,289	1,548,183
	XTO Energy, Inc.	73,963	3,296,531
			116,271,965
	Paper & Forest Products 0.2%
	International Paper Co.	55,179	1,264,151
	MeadWestvaco Corp.	21,970	528,818
	Weyerhaeuser Co.	26,928	1,074,427
			2,867,396
	Personal Products 0.3%
	Avon Products, Inc.	54,415	1,640,068
	Estee Lauder Cos., Inc. (The) Class A	15,153	795,835
	Mead Johnson Nutrition Co.	26,251	1,187,333
			3,623,236
	Pharmaceuticals 6.3%
	Abbott Laboratories	197,705	10,466,503
	Allergan, Inc.	39,191	2,253,482
	Bristol-Myers Squibb Co.	218,133	5,313,720
	Eli Lilly & Co.	128,853	4,535,626
	Forest Laboratories, Inc. (a)	38,548	1,142,563
¤	Johnson & Johnson	352,640	22,166,950
	King Pharmaceuticals, Inc. (a)	31,859	382,627
	Merck & Co., Inc.	390,392	14,905,166
	Mylan, Inc. (a)	39,720	724,096
¤	Pfizer, Inc.	1,031,416	19,246,222
	Watson Pharmaceuticals, Inc. (a)	13,575	520,873
			81,657,828
	Professional Services 0.1%
	Dun & Bradstreet Corp.	6,621	522,860
	Equifax, Inc.	16,226	519,232
	Monster Worldwide, Inc. (a)	16,165	252,012
	Robert Half International, Inc.	19,254	518,318
			1,812,422
	Real Estate Investment Trusts 1.1%
	Apartment Investment & Management Co. Class A	15,028	230,830
	AvalonBay Communities, Inc.	10,370	794,446
	Boston Properties, Inc.	17,682	1,147,031
	Equity Residential	35,177	1,127,423
	HCP, Inc.	37,342	1,058,646
	Health Care REIT, Inc.	15,694	674,842
	Host Hotels & Resorts, Inc. (a)	82,031	869,529
	Kimco Realty Corp.	51,220	646,396
	Plum Creek Timber Co., Inc.	20,904	756,098
	ProLogis	60,717	765,034
	Public Storage	17,288	1,368,864
	Simon Property Group, Inc.	36,569	2,632,968
	Ventas, Inc.	20,099	848,178
	Vornado Realty Trust	20,117	1,301,167
			14,221,452
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	34,606	425,654
	Forestar Real Estate Group, Inc. (a)	1	18
			425,672
	Road & Rail 0.9%
	Burlington Northern Santa Fe Corp.	33,407	3,331,680
	CSX Corp.	50,015	2,143,643
	Norfolk Southern Corp.	46,873	2,205,843
	Ryder System, Inc.	7,184	261,498
	Union Pacific Corp.	64,289	3,889,485
			11,832,149
	Semiconductors & Semiconductor Equipment 2.3%
	Advanced Micro Devices, Inc. (a)	72,004	537,150
	Altera Corp.	37,911	808,263
	Analog Devices, Inc.	37,201	1,002,939
	Applied Materials, Inc.	172,073	2,095,849
	Broadcom Corp. Class A (a)	55,124	1,472,913
	Intel Corp.	705,768	13,691,899
	KLA-Tencor Corp.	21,913	617,947
	Linear Technology Corp.	28,541	744,920
	LSI Corp. (a)	83,702	417,673
	MEMC Electronic Materials, Inc. (a)	28,866	363,134
	Microchip Technology, Inc.	23,490	606,277
	Micron Technology, Inc. (a)	111,128	969,036
	National Semiconductor Corp.	30,052	398,490
	Novellus Systems, Inc. (a)	12,530	261,877
	NVIDIA Corp. (a)	71,281	1,097,015
	Teradyne, Inc. (a)	22,557	210,682
	Texas Instruments, Inc.	159,647	3,592,057
	Xilinx, Inc.	35,386	834,402
			29,722,523
	Software 4.0%
	Adobe Systems, Inc. (a)	66,956	2,162,679
	Autodesk, Inc. (a)	29,497	701,734
	BMC Software, Inc. (a)	23,623	912,793
	CA, Inc.	51,112	1,126,508
	Citrix Systems, Inc. (a)	23,502	976,508
	Compuware Corp. (a)	29,385	223,032
	Electronic Arts, Inc. (a)	41,929	682,604
	Intuit, Inc. (a)	40,459	1,197,991
	McAfee, Inc. (a)	20,184	760,937
¤	Microsoft Corp.	987,333	27,823,044
	Novell, Inc. (a)	44,527	199,036
	Oracle Corp.	500,721	11,546,626
	Red Hat, Inc. (a)	24,016	653,716
	Salesforce.com, Inc. (a)	14,010	890,335
	Symantec Corp. (a)	104,239	1,766,851
			51,624,394
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	11,293	356,181
	AutoNation, Inc. (a)	12,114	218,052
	AutoZone, Inc. (a)	3,811	590,819
	Bed Bath & Beyond, Inc. (a)	33,626	1,301,326
	Best Buy Co., Inc.	43,529	1,595,338
	GameStop Corp. Class A (a)	21,144	418,017
	Gap, Inc. (The)	60,695	1,158,061
	Home Depot, Inc. (The)	216,680	6,069,207
	Limited Brands, Inc.	34,387	654,041
	Lowe's Cos., Inc.	187,587	4,061,258
	O'Reilly Automotive, Inc. (a)	17,557	663,655
	Office Depot, Inc. (a)	35,275	200,362
	RadioShack Corp.	16,072	313,725
	Ross Stores, Inc.	15,960	733,043
	Sherwin-Williams Co. (The)	12,133	768,625
	Staples, Inc.	92,132	2,161,417
	Tiffany & Co.	15,962	648,217
	TJX Cos., Inc.	53,465	2,032,205
			23,943,549
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	40,840	1,424,499
NIKE, Inc. Class B	49,643	3,164,741
Polo Ralph Lauren Corp.	7,316	599,912
VF Corp.	11,321	815,452
		6,004,604
Thrifts & Mortgage Finance 0.1%
Guaranty Financial Group, Inc. (a)	1	0	(b)
Hudson City Bancorp, Inc.	60,560	803,631
People's United Financial, Inc.	44,267	715,798
		1,519,429
Tobacco 1.5%
Altria Group, Inc.	265,952	5,281,807
Lorillard, Inc.	20,476	1,550,033
Philip Morris International, Inc.	243,446	11,079,227
Reynolds American, Inc.	21,694	1,154,121
		19,065,188
Trading Companies & Distributors 0.1%
Fastenal Co.	16,973	704,040
W.W. Grainger, Inc.	8,035	797,715
		1,501,755
Wireless Telecommunication Services 0.3%
American Tower Corp. Class A (a)	51,153	2,171,445
MetroPCS Communications, Inc. (a)	33,458	188,368
Sprint Nextel Corp. (a)	380,792	1,248,998
		3,608,811
Total Common Stocks (Cost $1,084,079,415)		1,223,679,661	(c)

	Principal Amount	Value
Short-Term Investments 5.5%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $37,019 (Collateralized by a United States Treasury Bill with a rate of 0.088% and a maturity date of 6/3/10, with a Principal Amount of $40,000 and a Market Value of $39,988)	$37,019	37,019

Total Repurchase Agreement (Cost $37,019)		37,019

U.S. Government 5.5%
United States Treasury Bills
0.060%, due 4/8/10 (d)	60,600,000	60,593,092
0.069%, due 4/22/10 (d)(e)	10,000,000	9,998,440

Total U.S. Government (Cost $70,593,356)		70,591,532

Total Short-Term Investments (Cost $70,630,375)		70,628,551

Total Investments (Cost $1,154,709,790) (g)	100.2%	1,294,308,212

Other Assets, Less Liabilities	(0.2)	(2,617,775)
Net Assets	100.0%	$1,291,690,437

	Contracts Long	Unrealized Depreciation (f)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini March 2010	1,258	$(1,682,294)

Total Futures Contracts (Settlement Value $67,328,160) (c)		$(1,682,294)

¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Less than one dollar.
(c)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2010.
(g)	At January 31, 2010, cost is $1,188,526,035 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$318,436,507
Gross unrealized depreciation	(212,654,330)
Net unrealized appreciation	$105,782,177

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,223,679,661	$—	$—	$1,223,679,661
Short-Term Investments
Repurchase Agreement	—	37,019	—	37,019
U.S. Government	—	70,591,532	—	70,591,532
Total Short-Term Investments	—	70,628,551	—	70,628,551
Total Investments in Securities	$1,223,679,661	$70,628,551	$—	$1,294,308,212

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(1,682,294)	$—	$—	$(1,682,294)
Total Other Financial Instruments	$(1,682,294)	$—	$—	$(1,682,294)

(a) For detailed industry descriptions, see the Portfolio of Investments.
(b) The value listed for these securities represents unrealized depreciation as shown on the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund

Portfolio of Investments ††† January 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 95.9%†
	Asset-Backed Securities 1.5%
	Automobile 1.5%
¤	USAA Auto Owner Trust Series 2009-1, Class A2 2.64%, due 8/15/11	$893,662	$898,176
¤	World Omni Auto Receivables Trust Series 2009-A, Class A2 2.88%, due 10/17/11	974,248	981,756

	Total Asset-Backed Securities (Cost $1,867,859)		1,879,932

	Convertible Bonds 1.6%
	Biotechnology 0.8%
¤	Amgen, Inc. 0.125%, due 2/1/11	1,000,000	993,750

	Health Care - Products 0.8%
¤	Medtronic, Inc. 1.50%, due 4/15/11	1,000,000	1,007,500

	Total Convertible Bonds (Cost $1,931,021)		2,001,250

	Corporate Bond 0.4%
	Aerospace & Defense 0.4%
	Boeing Co. (The) 1.875%, due 11/20/12	490,000	493,844

	Total Corporate Bond (Cost $487,252)		493,844

	Mortgage-Backed Security 0.1%
	Commercial Mortgage Loan (Collateralized Mortgage Obligation) 0.1%
	LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	75,390	75,571

	Total Mortgage-Backed Security (Cost $73,712)		75,571

	U.S. Government & Federal Agencies 91.9%
¤	Federal Home Loan Bank 8.5%
	1.625%, due 7/27/11	1,540,000	1,559,376
	2.25%, due 4/13/12	5,075,000	5,191,664
	3.375%, due 10/20/10	4,000,000	4,085,788
			10,836,828
¤	Federal National Mortgage Association 10.3%
	2.875%, due 10/12/10	3,985,000	4,054,036
	6.25%, due 2/1/11	8,565,000	9,041,557
			13,095,593
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.3%
	4.50%, due 11/1/18	358,978	378,753

¤	Freddie Mac (Collateralized Mortgage Obligations) 0.9%
	Series 2632, Class NH 3.50%, due 6/15/13	937,824	954,802
	Series 2982, Class LC 4.50%, due 1/15/25	207,473	208,602
			1,163,404
¤	Government National Mortgage Association (Mortgage Pass-Through Security) 3.8%
	6.50%, due 11/1/33 TBA (a)	4,450,000	4,769,844

¤	United States Treasury Notes 68.1%
	0.875%, due 2/28/11	6,225,000	6,260,987
	0.875%, due 5/31/11	22,580,000	22,714,080
	1.00%, due 7/31/11	2,690,000	2,708,599
	1.00%, due 9/30/11	5,600,000	5,633,029
	1.375%, due 9/15/12	3,500,000	3,515,585
	1.50%, due 7/15/12	12,580,000	12,708,744
	1.50%, due 12/31/13	3,090,000	3,049,685
	1.875%, due 6/15/12	10,395,000	10,597,214
	2.25%, due 5/31/14	5,145,000	5,192,030
	2.375%, due 8/31/14	4,970,000	5,016,981
	2.375%, due 10/31/14	7,075,000	7,118,653
	2.625%, due 7/31/14	1,795,000	1,834,125
			86,349,712
	Total U.S. Government & Federal Agencies (Cost $115,092,210)		116,594,134

	Yankee Bond 0.4% (b)
	Miscellaneous - Manufacturing 0.4%
¤	Tyco Electronics Group S.A. 6.00%, due 10/1/12	495,000	536,652

	Total Yankee Bond (Cost $477,890)		536,652

	Total Long-Term Bonds (Cost $119,929,944)		121,581,383

	Short-Term Investment 7.8%
	Repurchase Agreement 7.8%
	State Street Bank and Trust Co. 0.01%, dated 1/29/10 due 2/1/10 Proceeds at Maturity $9,872,931 (Collateralized by a United States Treasury Bill with a rate of 0.076% and a maturity date of 3/18/10, with a Principal Amount of $10,075,000 and a Market Value of $10,073,993)	9,872,922	9,872,922

	Total Short-Term Investment (Cost $9,872,922)		9,872,922

	Total Investments (Cost $129,802,866) (c)	103.7%	131,454,305

	Other Assets, Less Liabilities	(3.7)	(4,686,955)
	Net Assets	100.0%	$126,767,350

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

(a)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of this security at January 31, 2010 is $4,769,844, which represents 3.8% of the Fund's net assets. All or a portion of this security was acquired under a mortgage dollar roll agreement.

(b)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(c)	At January 31, 2010, cost is $129,820,304 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,693,377
Gross unrealized depreciation	(59,376)
Net unrealized appreciation	$1,634,001

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,879,932	$—	$1,879,932
Convertible Bonds	—	2,001,250	—	2,001,250
Corporate Bond	—	493,844	—	493,844
Mortgage-Backed Security	—	75,571	—	75,571
U.S. Government & Federal Agencies	—	116,594,134	—	116,594,134
Yankee Bond	—	536,652	—	536,652
Total Long-Term Bonds	—	121,581,383	—	121,581,383
Short-Term Investment
Repurchase Agreement	—	9,872,922	—	9,872,922
Total Investments in Securities	$—	$131,454,305	$—	$131,454,305

(a)  For detailed industry descriptions, see the Portfolio of Investments.

At January 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2010 unaudited

SECURITIES VALUATION.

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") and follow the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on each valuation date. Investments in other mutual funds are valued at their net asset values ("NAV") at the close of the New York Exchange on the evaluation date.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00p.m. Eastern Time) on each  day the Funds are open for bussiness ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the New York Exchange on the valuation date. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded. Foreign currency forward contracts are valued at their fair market value determined on the bases of the mean between the last current bid and ask prices based on the dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost.

The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2010, the 130/30 High Yield, 130/30 International, Floating Rate and Intermediate Term Bond Funds held securities with a value of  $1,599,030, $9, $680,437 and $601,666, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which each Fund’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At January 31, 2010, foreign securities held by the funds were fair valued.

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a frame work that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended January 31, 2010, there have been no changes to the fair value methodologies. For the period ended January 31, 2010, there have been no changes to the value methodologies.

Effective after the close of business on February 26, 2010, the MainStay 130/30 High Yield Fund will change its name to MainStay High Yield Opportunities Fund.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and(2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2010

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 30, 2009